A MESSAGE TO PRINCIPAL VARIABLE LIFE AND VARIABLE ANNUITY CONTRACT OWNERS


Dear Contract Owner:

The U.S. stock market achieved its fourth-consecutive year of strong returns in 1998 after staging one of the century's most rapid recoveries from a steep descent. However, the fourth-quarter recovery was led by a relatively small number of blue chip growth companies, and investors had to sustain significant volatility to achieve these returns.*

Domestic bond market returns last year varied widely across sectors. The highest quality, longer-maturity bonds produced the best results. This reflected the decline in interest rates and the `flight to quality' caused by Asian economic problems, the Russian financial crisis and concerns about currency stability in Latin America, particularly Brazil. Yield spreads between mortgage-backed securities, high-yield bonds, municipal bonds, and emerging market debt relative to Treasury bonds reached high levels.

Also of interest, European markets provided competitive returns to the U.S. market, despite the Asian and Russian struggles and a severe slowdown in Latin America. And inflation, as measured by the Consumer Price Index, rose 1.61 percent. This is the second lowest inflation rate in the last 33 years.

We hope you are pleased with the performance of your Variable Contracts Fund account. Thank you for investing with the Principal. We look forward to serving all your future investment needs.

* Past performance does not guarantee future results.

     CONTENTS

                                                                      Page
     Financial Statements and Highlights
         Statements of Assets and Liabilities........................   2
         Statements of Operations ...................................   6
         Statements of Changes in Net Assets.........................  10
         Notes to Financial Statements...............................  18
         Schedules of Investments
              Aggressive Growth Account..............................  28
              Asset Allocation Account...............................  29
              Balanced Account.......................................  34
              Bond Account...........................................  38
              Capital Value Account..................................  41
              Government Securities Account..........................  43
              Growth Account.........................................  44
              High Yield Account.....................................  46
              International Account..................................  48
              International SmallCap Account.........................  50
              MicroCap Account.......................................  52
              MidCap Account.........................................  53
              MidCap Growth Account..................................  56
              Money Market Account...................................  58
              Real Estate Account....................................  61
              SmallCap Account.......................................  62
              SmallCap Growth Account................................  64
              SmallCap Value Account.................................  65
              Utilities Account......................................  69
         Financial Highlights........................................  70
     Report of Independent Auditors..................................  80

December 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                             Aggressive            Asset
                                                               Growth           Allocation          Balanced             Bond
                                                               Account            Account            Account            Account
Investment in securities -- at cost...................      $183,100,669        $71,049,361        $180,402,688      $115,199,389
Assets
Investment in securities -- at value (Note 4).........      $224,139,620        $79,912,171        $200,947,155      $119,543,178
Cash .................................................         1,920,891          3,535,835              52,531            50,000
Receivables:
     Dividends and interest...........................           202,331            579,868           1,214,677         2,104,005
     Investment securities sold.......................         2,787,930            159,808            --                 --
     Capital Stock sold...............................            40,020            188,734             424,855           329,173
                                          Total Assets       229,090,792         84,376,416         202,639,218       122,026,356
Liabilities
Accrued expenses......................................           146,293             74,777              97,141            51,937
Payables:
     Investment securities purchased..................         4,737,499            212,354           3,935,756           --
     Net payable for foreign currency
         contract  (Note 5) ..........................           --                  --                --                 --
     Capital Stock reacquired.........................           148,934             --                   3,027             1,644
                                     Total Liabilities         5,032,726            287,131           4,035,924            53,581
Net Assets Applicable to Outstanding Shares    .......      $224,058,066        $84,089,285        $198,603,294      $121,972,775
Net Assets Consist of:
Capital Stock.........................................      $    122,242        $    68,365        $    122,213      $    101,454
Additional paid-in capital............................       181,993,409         74,701,416         176,139,831       117,495,871
Accumulated undistributed net investment income.......            11,545             43,376              72,566           132,464
Accumulated undistributed net realized
     gain (loss) from investment and foreign
     currency transactions ...........................           891,919            413,318           1,724,217          (100,803)
Net unrealized appreciation (depreciation)
     of investments...................................        41,038,951          8,862,810          20,544,467         4,343,789
Net unrealized appreciation (depreciation) on
     translation of assets and liabilities in
     foreign currencies...............................           --                  --                --                --
                                      Total Net Assets      $224,058,066        $84,089,285        $198,603,294      $121,972,775
Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        12,224,216          6,836,518          12,221,316        10,145,370
Net Asset Value Per Share   ..........................            $18.33             $12.30              $16.25            $12.02

                                                              Capital          Government                               High
                                                               Value           Securities           Growth              Yield
                                                              Account            Account            Account            Account
Investment in securities -- at cost...................      $303,531,858       $135,528,077       $186,398,324       $14,389,360
Assets
Investment in securities -- at value (Note 4).........      $395,755,832       $141,284,092       $260,951,527       $13,586,549
Cash .................................................            80,003             50,871             50,460           144,433
Receivables:
     Dividends and interest...........................           443,278          1,143,644            231,496           320,572
     Investment securities sold.......................        13,854,988           --                  --                --
     Capital Stock sold...............................           849,064            520,150            523,325               195
                                          Total Assets       410,983,165        142,998,757        261,756,808        14,051,749
Liabilities
Accrued expenses......................................           139,463             59,877             99,293             9,117
Payables:
     Investment securities purchased..................        25,057,619          1,603,661          1,799,551           --
     Net payable for foreign currency
         contract  (Note 5) ..........................           --                --                  --                --
     Capital Stock reacquired.........................            62,290             17,993             30,351           --
                                     Total Liabilities        25,259,372          1,681,531          1,929,195             9,117
Net Assets Applicable to Outstanding Shares    .......      $385,723,793       $141,317,226       $259,827,613       $14,042,632
Net Assets Consist of:
Capital Stock.........................................      $    103,728       $    128,377        $   127,005        $   17,432
Additional paid-in capital............................       288,568,599        135,662,266        183,781,520        15,591,837
Accumulated undistributed net investment income.......           151,505            156,200             45,662            24,710
Accumulated undistributed net realized
     gain (loss) from investment and foreign
     currency transactions ...........................         4,675,987           (385,632)         1,320,223          (788,536)
Net unrealized appreciation (depreciation)
     of investments...................................        92,223,974          5,756,015         74,553,203          (802,811)
Net unrealized appreciation (depreciation) on
     translation of assets and liabilities in
     foreign currencies...............................           --                --                  --                --
                                      Total Net Assets      $385,723,793       $141,317,226       $259,827,613       $14,042,632
Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000        100,000,000       100,000,000
Shares issued and outstanding.........................        10,372,811         12,837,749         12,700,511         1,743,204
Net Asset Value Per Share   ..........................            $37.19             $11.01             $20.46             $8.06

                                                                             International
                                                          International        SmallCap           MicroCap
                                                             Account            Account            Account
Investment in securities -- at cost...................     $137,036,257       $13,472,896         $5,311,580
Assets
Investment in securities -- at value (Note 4).........     $153,136,025       $12,729,834         $4,571,917
Cash .................................................           45,597           252,609            802,429
Receivables:
     Dividends and interest...........................          260,725            15,826              3,055
     Investment securities sold.......................         --                  33,860             29,009
     Capital Stock sold...............................          330,087            58,763             11,156
                                          Total Assets      153,772,434        13,090,892          5,417,566
Liabilities
Accrued expenses......................................          113,993            15,740              8,365
Payables:
     Investment securities purchased..................         --                 --                  25,602
     Net payable for foreign currency
         contract  (Note 5) ..........................           42,167           --                 --
     Capital Stock reacquired.........................           28,359           --                 --
                                     Total Liabilities          184,519            15,740             33,967
Net Assets Applicable to Outstanding Shares    .......     $153,587,915       $13,075,152         $5,383,599
Net Assets Consist of:
Capital Stock.........................................      $   105,857        $   14,528          $   6,586
Additional paid-in capital............................      134,035,530        14,123,090          6,398,493
Accumulated undistributed net investment income.......           98,613             1,409                254
Accumulated undistributed net realized
     gain (loss) from investment and foreign
     currency transactions ...........................        3,286,505          (321,166)          (282,071)
Net unrealized appreciation (depreciation)
     of investments...................................       16,099,768          (743,062)          (739,663)
Net unrealized appreciation (depreciation) on
     translation of assets and liabilities in
     foreign currencies...............................          (38,358)              353            --
                                      Total Net Assets     $153,587,915       $13,075,152         $5,383,599
Capital Stock (par value: $.01  a share)
Shares authorized.....................................      100,000,000       100,000,000         100,000,000
Shares issued and outstanding.........................       10,585,657         1,452,751            658,550
Net Asset Value Per Share   ..........................           $14.51             $9.00              $8.17


December 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                                   MidCap              Money              Real
                                                               MidCap              Growth             Market             Estate
                                                               Account             Account            Account            Account
Investment in securities -- at cost...................       $218,884,350         $7,115,840        $80,479,277        $11,643,889
Assets
Investment in securities -- at value (Note 4).........       $262,516,978         $7,985,058        $80,479,277        $10,786,039
Cash ...........................................                   50,000            626,936             15,718              9,002
Receivables:
     Dividends and interest...........................            126,385              5,568            165,966            113,550
     Investment securities sold.......................            --                  45,632             --                --
     Capital Stock sold...............................            311,808             25,294          2,654,093             10,050
                                          Total Assets        263,005,171          8,688,488         83,315,054         10,918,641
Liabilities
Accrued expenses......................................            129,431             10,164             35,248              9,885
Payables:
     Investment securities purchased..................          3,367,533            144,813             --                 --
     Capital Stock reacquired.........................             37,999            --                  16,984             --
                                     Total Liabilities          3,534,963            154,977             52,232              9,885
Net Assets Applicable to Outstanding Shares    .......       $259,470,208         $8,533,511        $83,262,822        $10,908,756
Net Assets Consist of:
Capital Stock.........................................       $     75,488         $    8,839        $   832,628        $    12,034
Additional paid-in capital............................        210,156,265          8,389,555         82,430,194         11,879,828
Accumulated undistributed net investment income.......             54,439            --                  --                 46,645
Accumulated undistributed net realized
     gain (loss) on investment transactions...........          5,551,388           (734,101)            --               (171,901)
Net unrealized appreciation (depreciation)
     of investments...................................         43,632,628            869,218             --               (857,850)
                                      Total Net Assets       $259,470,208         $8,533,511        $83,262,822        $10,908,756
Capital Stock (par value: $.01  a share)
Shares authorized.....................................        100,000,000        100,000,000        500,000,000        100,000,000
Shares issued and outstanding.........................          7,548,803            883,925         83,262,822          1,203,354
Net Asset Value Per Share   ..........................             $34.37              $9.65             $1.000              $9.07

                                                                                  SmallCap           SmallCap
                                                               SmallCap            Growth              Value            Utilities
                                                                Account            Account            Account            Account
Investment in securities -- at cost...................        $13,478,578         $6,187,503         $6,930,474        $17,298,085
Assets
Investment in securities -- at value (Note 4).........        $11,884,832         $7,498,780         $6,617,308        $18,876,261
Cash ...........................................                   50,424          1,265,714            575,884             50,482
Receivables:
     Dividends and interest...........................              5,333              1,292             10,784             36,832
     Investment securities sold.......................            276,578            415,175             14,338            --
     Capital Stock sold...............................             50,335             63,590             14,950              1,817
                                          Total Assets         12,267,502          9,244,551          7,233,264         18,965,392
Liabilities
Accrued expenses......................................             10,947             10,430             11,647             10,858
Payables:
     Investment securities purchased..................            162,250            771,493            326,231            636,369
     Capital Stock reacquired.........................            --                  --                --                  20,091
                                     Total Liabilities            173,197            781,923            337,878            667,318
Net Assets Applicable to Outstanding Shares    .......        $12,094,305         $8,462,628         $6,895,386        $18,298,074
Net Assets Consist of:
Capital Stock.........................................        $    14,733         $    8,376         $    8,265        $    16,747
Additional paid-in capital............................         13,744,023          7,882,153          7,697,018         16,713,190
Accumulated undistributed net investment income.......                455             --                  2,269              5,402
Accumulated undistributed net realized
     gain (loss) on investment transactions...........            (71,160)          (739,178)          (499,000)           (15,441)
Net unrealized appreciation (depreciation)
     of investments...................................         (1,593,746)         1,311,277           (313,166)         1,578,176
                                      Total Net Assets        $12,094,305         $8,462,628         $6,895,386        $18,298,074
Capital Stock (par value: $.01  a share)
Shares authorized.....................................        100,000,000        100,000,000        100,000,000        100,000,000
Shares issued and outstanding.........................          1,473,324            837,627            826,513          1,674,705
Net Asset Value Per Share   ..........................              $8.21             $10.10              $8.34             $10.93

Year Ended December 31, 1998, Except as Noted

STATEMENTS OF OPERATIONS


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                             Aggressive            Asset
                                                               Growth           Allocation          Balanced             Bond
                                                               Account            Account            Account            Account
Net Investment Income
Income:
   Dividends............................................    $  1,573,929        $   927,631       $  1,793,161        $   --
   Withholding tax on foreign dividends.................         --                  --                --                 --
   Interest.............................................         302,158          1,838,721          4,750,511          6,809,666
                                           Total Income        1,876,087          2,766,352          6,543,672          6,809,666
Expenses:
   Management and investment advisory fees (Note 3).....       1,436,590            650,963            958,526            488,898
   Custodian fees.......................................          16,129             59,376              5,665              2,782
   Directors' fees......................................           7,275              7,285              7,300              7,275
   Other................................................         --                   3,654                212                358
                                         Total Expenses        1,459,994            721,278            971,703            499,313
                                  Net Investment Income          416,093          2,045,074          5,571,969          6,310,353
Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       8,924,147          2,109,740          6,127,300            171,543
   Foreign currency transactions........................         --                  --                --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      21,906,942          2,810,389          6,919,746            665,410
   Translation of assets and liabilities in
     foreign currencies.................................         --                  --                --                 --
                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies       30,831,089          4,920,129         13,047,046            836,953
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $31,247,182         $6,965,203        $18,619,015         $7,147,306

                                                                Capital          Government                              High
                                                                 Value           Securities          Growth              Yield
                                                                Account            Account           Account            Account
Net Investment Income
Income:
   Dividends............................................      $7,755,471          $ --             $ 2,099,468         $   --
   Withholding tax on foreign dividends.................          --                --                  --                 --
   Interest.............................................         722,422          7,808,045          1,540,032          1,368,381
                                           Total Income        8,477,893          7,808,045          3,639,500          1,368,381
Expenses:
   Management and investment advisory fees (Note 3).....       1,480,275            576,926            989,512             87,806
   Custodian fees.......................................           3,584              5,748              4,909              2,996
   Directors' fees......................................           7,275              7,247              7,276              7,276
   Other................................................             887                366                406                815
                                         Total Expenses        1,492,021            590,287          1,002,103             98,893
                                  Net Investment Income        6,985,872          7,217,758          2,637,397          1,269,488
Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................      16,930,138            (13,992)         3,840,296           (124,849)
   Foreign currency transactions........................          --                --                  --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      17,291,388          2,037,737         33,717,501         (1,237,225)
   Translation of assets and liabilities in
     foreign currencies.................................          --                --                  --                 --
                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies       34,221,526          2,023,745         37,557,797         (1,362,074)
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $41,207,398         $9,241,503        $40,195,194         $  (92,586)

(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 9, 1998 (date operations commenced) through December 31, 1998.

                                                                                  International
                                                               International        SmallCap           MicroCap
                                                                  Account           Account(a)         Account(b)
Net Investment Income
Income:
   Dividends............................................         $3,549,563           $ 98,729           $ 14,649
   Withholding tax on foreign dividends.................           (421,967)            (7,291)            --
   Interest.............................................            526,821             51,036             58,830
                                           Total Income           3,654,417            142,474             73,479
Expenses:
   Management and investment advisory fees (Note 3).....          1,045,627             94,388             36,591
   Custodian fees.......................................             39,026              5,259              7,459
   Directors' fees......................................              7,290              5,731              5,746
   Other................................................                363                 42                 23
                                         Total Expenses           1,092,306            105,420             49,819
                                  Net Investment Income           2,562,111             37,054             23,660
Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................          8,280,664           (319,902)          (282,071)
   Foreign currency transactions........................            (46,381)            (1,264)            --
Change in unrealized appreciation/depreciation of:
   Investments .........................................          1,297,192           (743,062)          (739,663)
   Translation of assets and liabilities in
     foreign currencies.................................            (37,605)               353             --
                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies           9,493,870         (1,063,875)        (1,021,734)
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations         $12,055,981        $(1,026,821)        $ (998,074)

(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 9, 1998 (date operations commenced) through December 31, 1998.




Year Ended December 31, 1998, Except as Noted

STATEMENTS OF OPERATIONS (Continued)


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                                   MidCap              Money               Real
                                                               MidCap              Growth             Market              Estate
                                                               Account            Account(a)          Account           Account(a)
Net Investment Income
Income:
     Dividends..........................................      $ 1,611,521         $ 38,365           $   --             $  327,291
     Interest...........................................        1,456,505           10,727            3,422,636            131,242
                                           Total Income         3,068,026           49,092            3,422,636            458,533
Expenses:
     Management and investment
         advisory fees (Note 3).........................        1,504,567           36,858              306,233             64,493
     Custodian fees.....................................            4,695            9,234                8,333              1,534
     Directors' fees....................................            7,275            5,746                7,201              5,661
     Other..............................................          --                    32                   64                 68
                                         Total Expenses         1,516,537           51,870              321,831             71,756
                 Net Investment Income (Operating Loss)         1,551,489           (2,778)           3,100,805            386,777
Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) from investment transactions...       19,861,967         (734,101)             --                (171,901)
Change in unrealized appreciation/depreciation
     of investments ....................................      (14,225,511)         869,218              --                (857,850)
                            Net Realized and Unrealized
                             Gain (Loss) on Investments         5,636,456          135,117              --              (1,029,751)
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $ 7,187,945         $132,339           $3,100,805         $ (642,974)

(a) Period from April 23, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(d) Period from April 16, 1998 (date operations commenced) through December 31, 1998.

                                                                                   SmallCap          SmallCap
                                                                SmallCap            Growth             Value            Utilities
                                                                Account(b)         Account(c)        Account(d)         Account(c)
Net Investment Income
Income:
     Dividends..........................................         $ 38,923          $    608          $  75,151            $307,534
     Interest...........................................           33,075            23,508             13,711              46,222
                                           Total Income            71,998            24,116             88,862             353,756
Expenses:
     Management and investment
         advisory fees (Note 3).........................           60,975            42,319             42,234              56,185
     Custodian fees.....................................            3,619             6,132             11,475               2,357
     Directors' fees....................................            5,746             5,736              5,826               5,746
     Other..............................................               42               178                 25                  42
                                         Total Expenses            70,382            54,365             59,560              64,330
                 Net Investment Income (Operating Loss)             1,616           (30,249)            29,302             289,426
Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) from investment transactions...          (71,160)         (739,178)          (499,000)            (15,441)
Change in unrealized appreciation/depreciation
     of investments ....................................       (1,593,746)        1,311,277           (313,166)          1,578,176
                            Net Realized and Unrealized
                             Gain (Loss) on Investments        (1,664,906)          572,099           (812,166)          1,562,735
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $(1,663,290)        $ 541,850          $(782,864)         $1,852,161

(a) Period from April 23, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(d) Period from April 16, 1998 (date operations commenced) through December 31, 1998.

Years Ended December 31

STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                      Aggressive Growth                  Asset Allocation
                                                                           Account                            Account
                                                                     1998           1997                1998           1997
Operations
Net investment income..................................         $    416,093   $    334,315         $ 2,045,074    $ 1,806,929
Net realized gain from investment transactions.........            8,924,147     18,939,200           2,109,740      7,276,506
Change in unrealized appreciation/depreciation
     of investments....................................           21,906,942     11,334,210           2,810,389      2,460,767
                            Net Increase in Net Assets
                              Resulting from Operations           31,247,182     30,607,725           6,965,203     11,544,202
Dividends and Distributions to Shareholders
From net investment income.............................             (414,827)      (323,456)         (2,028,007)    (1,780,479)
From net realized gain on investments..................          (10,737,997)   (19,132,644)         (2,641,599)    (7,456,569)
Excess distribution of net realized gain
     on investments....................................              --             --                   --            --
                      Total Dividends and Distributions          (11,152,824)   (19,456,100)         (4,669,606)    (9,237,048)
Capital Share Transactions (Note 6)
Shares sold............................................           72,833,445     52,190,051          14,893,506     13,556,305
Shares issued in reinvestment of dividends
     and distributions.................................           11,077,348     18,759,779           3,422,465      5,515,569
Shares redeemed........................................          (29,129,088)   (23,025,001)        (13,326,727)    (6,205,722)
                       Net Increase in Net Assets from
                             Capital Share Transactions           54,781,705     47,924,829           4,989,244     12,866,152
                                        Total Increase            74,876,063     59,076,454           7,284,841     15,173,306
Net Assets
Beginning of year......................................          149,182,003     90,105,549          76,804,444     61,631,138
End of year (including undistributed net
     investment income as set forth below).............         $224,058,066   $149,182,003         $84,089,285    $76,804,444
Undistributed Net Investment Income     ...............         $     11,54 5  $     10,859         $    43,376    $    26,450

                                                                        Balanced                               Bond
                                                                         Account                              Account

                                                                  1998           1997                   1998           1997
Operations
Net investment income..................................          $5,571,969     $3,652,948          $  6,310,353    $ 4,921,450
Net realized gain from investment transactions.........           6,127,300      9,950,708               171,543         63,897
Change in unrealized appreciation/depreciation
     of investments....................................           6,919,746      4,838,411               665,410      2,497,226
                            Net Increase in Net Assets
                              Resulting from Operations          18,619,015     18,442,067             7,147,306      7,482,573
Dividends and Distributions to Shareholders
From net investment income.............................          (5,549,524)    (3,557,005)           (6,229,921)    (4,869,227)
From net realized gain on investments..................          (6,200,923)    (8,195,329)              --             --
Excess distribution of net realized gain
     on investments....................................            --             --                     (64,690)       --
                      Total Dividends and Distributions         (11,750,447)   (11,752,334)           (6,294,611)    (4,869,227)
Capital Share Transactions (Note 6)
Shares sold............................................          58,745,324     43,172,395            43,746,705     21,482,406
Shares issued in reinvestment of dividends
     and distributions.................................          11,678,013     11,645,810             6,235,729      4,476,033
Shares redeemed........................................         (12,515,718)   (20,838,500)          (10,783,022)   (10,037,678)
                       Net Increase in Net Assets from
                             Capital Share Transactions          57,907,619     33,979,705            39,199,412     15,920,761
                                        Total Increase           64,776,187     40,669,438            40,052,107     18,534,107
Net Assets
Beginning of year......................................         133,827,107     93,157,669            81,920,668     63,386,561

End of year (including undistributed net
     investment income as set forth below).............         $198,603,294   $133,827,107         $121,972,775    $81,920,668

Undistributed Net Investment Income     ...............         $     72,566   $     95,943           $  132,464    $    52,223

                                                                 Capital Value
                                                                    Account

                                                              1998           1997

Operations
Net investment income..................................   $  6,985,872     $  5,195,057
Net realized gain from investment transactions.........     16,930,138       13,829,214
Change in unrealized appreciation/depreciation
     of investments....................................     17,291,388       42,661,757
                            Net Increase in Net Assets
                              Resulting from Operations     41,207,398       61,686,028
Dividends and Distributions to Shareholders
From net investment income.............................     (6,911,025)      (5,118,399)
From net realized gain on investments..................    (13,164,503)     (20,307,620)
Excess distribution of net realized gain
     on investments....................................        --               --
                      Total Dividends and Distributions    (20,075,528)     (25,426,019)
Capital Share Transactions (Note 6)
Shares sold............................................     79,577,822       72,054,366
Shares issued in reinvestment of dividends
     and distributions.................................     19,989,935       25,282,153
Shares redeemed........................................    (20,207,043)     (53,383,847)
                       Net Increase in Net Assets from
                             Capital Share Transactions     79,360,714       43,952,672
                                        Total Increase     100,492,584       80,212,681
Net Assets
Beginning of year......................................    285,231,209      205,018,528
End of year (including undistributed net
     investment income as set forth below).............   $385,723,793     $285,231,209
Undistributed Net Investment Income     ...............     $  151,505     $     76,658




Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                   Government Securities                      Growth
                                                                          Account                             Account
                                                                    1998           1997                 1998           1997
Operations
Net investment income..................................          $  7,217,758   $ 5,437,912         $  2,637,397    $  1,787,589
Net realized gain (loss) from investment and
     foreign currency transactions.....................               (13,992)      245,732            3,840,296         952,935
Change in unrealized appreciation/depreciation of
     investments and translation of assets and
     liabilities in foreign currencies.................             2,037,737     2,856,039           33,717,501      28,003,238
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations             9,241,503     8,539,683           40,195,194      30,743,762
Dividends and Distributions to Shareholders
From net investment income.............................            (7,115,164)   (5,429,722)          (2,591,736)     (1,784,426)
From net realized gain on investments and foreign
     currency transactions.............................               --             --               (2,466,719)       (955,318)
Excess distribution of net realized gain on
      investments......................................               --             --                   --             (50,744)
                      Total Dividends and Distributions            (7,115,164)   (5,429,722)          (5,058,455)     (2,790,488)
Capital Share Transactions (Note 6)
Shares sold............................................            46,958,873    14,071,280           62,174,313      40,230,411
Shares issued in reinvestment of dividends
     and distributions.................................             7,060,788     5,369,352            5,025,050       2,766,751
Shares redeemed........................................            (9,151,234)  (13,327,991)         (10,668,882)     (2,401,953)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            44,868,427     6,112,641           56,530,481      40,595,209
                             Total Increase (Decrease)             46,994,766     9,222,602           91,667,220      68,548,483
Net Assets
Beginning of period....................................            94,322,460    85,099,858          168,160,393      99,611,910
End of period (including undistributed net
     investment income as set forth below).............          $141,317,226   $94,322,460         $259,827,613    $168,160,393
Undistributed Net Investment Income     ...............          $    156,200   $    53,935         $     45,662    $      3,164

(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998

                                                                     High Yield                          International
                                                                       Account                              Account
                                                                  1998           1997                   1998           1997
Operations
Net investment income..................................       $ 1,269,488    $ 1,244,723          $  2,562,111   $  1,990,607
Net realized gain (loss) from investment and
     foreign currency transactions.....................          (124,849)       265,486             8,234,283      3,748,024
Change in unrealized appreciation/depreciation of
     investments and translation of assets and
     liabilities in foreign currencies.................        (1,237,225)       (25,873)            1,259,587      3,039,056
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (92,586)     1,484,336            12,055,981      8,777,687
Dividends and Distributions to Shareholders
From net investment income.............................        (1,258,071)    (1,242,776)           (2,463,498)    (2,090,724)
From net realized gain on investments and foreign
     currency transactions.............................           --              --                (5,106,126)    (3,741,391)
Excess distribution of net realized gain on
      investments......................................           --              --                   --             --
                      Total Dividends and Distributions        (1,258,071)    (1,242,776)           (7,569,624)    (5,832,115)
Capital Share Transactions (Note 6)
Shares sold............................................           538,125        986,023            27,355,505     47,871,924
Shares issued in reinvestment of dividends
     and distributions.................................         1,258,071      1,242,776             7,505,035      5,772,912
Shares redeemed........................................        (2,239,690)      (373,919)          (11,047,756)    (2,983,649)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          (443,494)     1,854,880            23,812,784     50,661,187
                             Total Increase (Decrease)         (1,794,151)     2,096,440            28,299,141     53,606,759
Net Assets
Beginning of period....................................        15,836,783     13,740,343           125,288,774     71,682,015
End of period (including undistributed net
     investment income as set forth below).............       $14,042,632    $15,836,783          $153,587,915   $125,288,774
Undistributed Net Investment Income     ...............       $    24,710        $13,326          $     98,613   $     61,967

(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998

                                                          International SmallCap
                                                                  Account(a)
                                                                   1998
Operations
Net investment income..................................          $    37,054
Net realized gain (loss) from investment and
     foreign currency transactions.....................             (321,166)
Change in unrealized appreciation/depreciation of
     investments and translation of assets and
     liabilities in foreign currencies.................             (742,709)
                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (1,026,821)
Dividends and Distributions to Shareholders
From net investment income.............................              (35,645)
From net realized gain on investments and foreign
     currency transactions.............................              --
Excess distribution of net realized gain on
      investments......................................              --
                      Total Dividends and Distributions              (35,645)
Capital Share Transactions (Note 6)
Shares sold............................................           14,424,171
Shares issued in reinvestment of dividends
     and distributions.................................               10,645
Shares redeemed........................................             (297,198)
                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           14,137,618
                             Total Increase (Decrease)            13,075,152
Net Assets
Beginning of period....................................              --
End of period (including undistributed net
     investment income as set forth below).............          $13,075,152
Undistributed Net Investment Income     ...............          $     1,409

(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998




Years Ended December 31, 1998, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                 MicroCap                                  MidCap
                                                                 Account(a)                                Account
                                                                   1998                             1998           1997
Operations
Net investment income (operating loss).................         $   23,660                      $  1,551,489    $  1,451,019
Net realized gain (loss) from investment transactions..           (282,071)                       19,861,967       4,081,051
Change in unrealized appreciation/depreciation
      of investments...................................           (739,663)                      (14,225,511)     30,028,222
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (998,074)                        7,187,945      35,560,292
Dividends and Distributions to Shareholders
From net investment income.............................            (23,406)                       (1,523,502)     (1,424,135)
From net realized gain on investments..................             --                           (14,343,647)     (4,499,721)
                      Total Dividends and Distributions            (23,406)                      (15,867,149)     (5,923,856)
Capital Share Transactions (Note 6)
Shares sold............................................          6,619,971                        42,184,795      59,474,006
Shares issued in reinvestment of dividends
     and distributions.................................              5,406                        15,782,083       5,886,597
Shares redeemed........................................           (220,298)                      (14,447,105)     (7,528,281)
                       Net Increase in Net Assets from
                             Capital Share Transactions          6,405,079                        43,519,773      57,832,322
                                         Total Increase          5,383,599                        34,840,569      87,468,758
Net Assets
Beginning of period....................................             --                           224,629,639     137,160,881
End of period (including undistributed net
     investment income as set forth below).............         $5,383,599                      $259,470,208    $224,629,639
Undistributed Net Investment Income     ...............         $      254                      $     54,439    $     26,884

(a) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 23, 1998 (date operations commenced) through December 31, 1998.

                                                            MidCap Growth                              Money Market
                                                              Account(b)                                  Account

                                                                1998                                1998           1997
Operations
Net investment income (operating loss).................      $   (2,778)                          $ 3,100,805   $ 2,299,105
Net realized gain (loss) from investment transactions..        (734,101)                             --             --
Change in unrealized appreciation/depreciation
      of investments...................................         869,218                              --             --
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations         132,339                             3,100,805     2,299,105
Dividends and Distributions to Shareholders
From net investment income.............................          --                                (3,100,805)   (2,299,105)
From net realized gain on investments..................          --                                  --             --
                      Total Dividends and Distributions          --                                (3,100,805)   (2,299,105)
Capital Share Transactions (Note 6)
Shares sold............................................       8,559,386                           130,878,349    70,744,074
Shares issued in reinvestment of dividends
     and distributions.................................          --                                 3,052,413     2,250,232
Shares redeemed........................................        (158,214)                          (97,982,858)  (71,923,637)
                       Net Increase in Net Assets from
                             Capital Share Transactions       8,401,172                            35,947,904     1,070,669
                                         Total Increase       8,533,511                            35,947,904     1,070,669
Net Assets
Beginning of period....................................          --                                47,314,918    46,244,249
End of period (including undistributed net
     investment income as set forth below).............      $8,533,511                           $83,262,822   $47,314,918
Undistributed Net Investment Income     ...............      $   --                               $    --       $    --

(a) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 23, 1998 (date operations commenced) through December 31, 1998.

                                                                Real Estate
                                                                  Account(b)

                                                                   1998
Operations
Net investment income (operating loss).................          $   386,777
Net realized gain (loss) from investment transactions..             (171,901)
Change in unrealized appreciation/depreciation
      of investments...................................             (857,850)
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations             (642,974)
Dividends and Distributions to Shareholders
From net investment income.............................             (340,132)
From net realized gain on investments..................              --
                      Total Dividends and Distributions             (340,132)
Capital Share Transactions (Note 6)
Shares sold............................................           11,895,162
Shares issued in reinvestment of dividends
     and distributions.................................               54,131
Shares redeemed........................................              (57,431)
                       Net Increase in Net Assets from
                             Capital Share Transactions           11,891,862
                                         Total Increase           10,908,756
Net Assets
Beginning of period....................................              --
End of period (including undistributed net
     investment income as set forth below).............          $10,908,756
Undistributed Net Investment Income     ...............          $    46,645

(a) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 23, 1998 (date operations commenced) through December 31, 1998.




Year Ended December 31, 1998, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                          SmallCap                  SmallCap Growth
                                                                          Account(a)                   Account(b)

                                                                            1998                         1998
Operations
Net investment income (operating loss).................                 $     1,616                  $  (30,249)
Net realized (loss) from investment transactions.......                     (71,160)                   (739,178)
Change  in unrealized appreciation/depreciation
     of  investments...................................                  (1,593,746)                  1,311,277
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations                  (1,663,290)                    541,850
Dividends to Shareholders
from Net Investment Income:                                                  (1,161)                     --
Capital Share Transactions (Note 6)
Shares sold............................................                  13,867,996                   8,080,818
Shares issued in reinvestment of dividends
     and distributions.................................                         362                      --
Shares redeemed........................................                    (109,602)                   (160,040)
                       Net Increase in Net Assets from
                             Capital Share Transactions                  13,758,756                   7,920,778
                                        Total Increase                   12,094,305                   8,462,628
Net Assets
Beginning of period....................................                      --                          --
End of period (including undistributed net investment
     income as set forth below)........................                 $12,094,305                  $8,462,628
Undistributed Net Investment Income     ...............                 $       455                  $    --

(a) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 16, 1998 (date operations commenced) through December 31, 1998.

                                                              SmallCap Value               Utilities
                                                                 Account(c)                 Account(b)

                                                                   1998                      1998
Operations
Net investment income (operating loss).................         $   29,302                $   289,426
Net realized (loss) from investment transactions.......           (499,000)                   (15,441)
Change  in unrealized appreciation/depreciation
     of  investments...................................           (313,166)                 1,578,176
                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (782,864)                 1,852,161
Dividends to Shareholders
from Net Investment Income:                                        (27,033)                  (284,024)
Capital Share Transactions (Note 6)
Shares sold............................................          7,875,091                 17,143,864
Shares issued in reinvestment of dividends
     and distributions.................................             10,433                    108,024
Shares redeemed........................................           (180,241)                  (521,951)
                       Net Increase in Net Assets from
                             Capital Share Transactions          7,705,283                 16,729,937
                                        Total Increase           6,895,386                 18,298,074
Net Assets
Beginning of period....................................             --                         --
End of period (including undistributed net investment
     income as set forth below)........................         $6,895,386                $18,298,074
Undistributed Net Investment Income     ...............         $    2,269                $     5,402

(a) Period from April 9, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 16, 1998 (date operations commenced) through December 31, 1998.

NOTES TO FINANCIAL STATEMENTS


Principal Variable Contracts Fund, Inc.

   Aggressive Growth Account                         High Yield Account                            Money Market Account
   Asset Allocation Account                          International Account                         Real Estate Account
   Balanced Account                                  International SmallCap Account                SmallCap Account
   Bond Account                                      MicroCap Account                              SmallCap Growth Account
   Capital Value Account                             MidCap Account                                SmallCap Value Account
   Government Securities Account                     MidCap Growth Account                         Utilities Account
   Growth Account

Note 1 -- Significant Accounting Policies

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of 19 accounts (Aggressive Growth Account, Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International SmallCap Account, MicroCap Account, MidCap Account, MidCap Growth Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account) (known as the "Accounts").

Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

               Former Fund Name                        Current Account Name

   Principal Aggressive Growth Fund, Inc.         Aggressive Growth Account
   Principal Asset Allocation Fund, Inc.          Asset Allocation Account
   Principal Balanced Fund, Inc.                  Balanced Account
   Principal Bond Fund, Inc.                      Bond Account
   Principal Capital Accumulation Fund, Inc.      Capital Value Account
   Principal Government Securities Fund, Inc.     Government Securities Account
   Principal Growth Fund, Inc.                    Growth Account
   Principal High Yield Fund, Inc.                High Yield Account
   Principal World Fund, Inc.                     International Account
   Principal Emerging Growth Fund, Inc.           MidCap Account
   Principal Money Market Fund, Inc.              Money Market Account

During April 1998, Principal Life Insurance Company (See Note 3)(formerly known as Principal Mutual Life Insurance Company) made initial purchases of Capital Shares of eight new accounts as follows:

         Date                                                        Capital
      Operations                                                     Shares
       Commenced                     Account Name                   Purchased

   April 2, 1998             SmallCap Growth Account                  500,000
   April 2, 1998             Utilities Account                      1,000,000
   April 9, 1998             MicroCap Account                         500,000
   April 9, 1998             SmallCap Account                       1,000,000
   April 16, 1998            International SmallCap Account         1,000,000
   April 16, 1998            SmallCap Value Account                   500,000
   April 23, 1998            MidCap Growth Account                    500,000
   April 23, 1998            Real Estate Account                    1,000,000

The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International and International SmallCap Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

With respect to the International and International SmallCap Accounts, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

With respect to the International and International SmallCap Accounts, reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the High Yield Account, the International Account and the SmallCap Growth Account for the period ended December 31, 1998 aggregated $66,211, $61,967 and $30,249, respectively. Reclassifications made for the International Account for the year ended December 31, 1997 aggregated $146,989. Other reclassifications made for the periods ended December 31, 1998 and 1997 were not material.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

At December 31, 1998, the following Accounts had approximate net capital loss carryforwards as follows:

                                                Government
                                                Securities      High Yield
  Net Capital Loss Carryforwards Expire In:       Account         Account

                    1999                        $  --            $123,000
                    2000                           --              14,000
                    2001                           --             246,000
                    2002                          331,000         114,000
                    2003                           41,000          49,000
                    2006                           14,000          --
                                                 $386,000        $546,000


                                                        International                                  MidCap
                                                          SmallCap              MicroCap               Growth
     Net Capital Loss Carryforwards Expire In:             Account               Account               Account
                         2006                             $320,000              $155,000              $734,000

                                                                                                      SmallCap
                                                         Real Estate            SmallCap               Growth
     Net Capital Loss Carryforwards Expire In:             Account               Account               Account
                         2006                             $172,000               $71,000              $739,000

                                                          SmallCap
                                                            Value               Utilities
     Net Capital Loss Carryforwards Expire In:             Account               Account
                         2006                             $240,000               $15,000

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Life Insurance Company) computed at an annual percentage rate of each account's average daily net assets. The annual rate used in this calculation for the Accounts is as follows:

                                             Net Assets Value of Accounts
                                                     (in millions)

                                       First    Next     Next     Next    Over
                                       $100     $100     $100     $100    $400

  Aggressive Growth Account             .80%     .75%     .70%     .65%    .60%
  Asset Allocation Account              .80      .75      .70      .65     .60
  Balanced Account                      .60      .55      .50      .45     .40
  Bond Account                          .50      .45      .40      .35     .30
  Capital Value Account                 .50      .45      .40      .35     .30
  Government Securities Account         .50      .45      .40      .35     .30
  Growth Account                        .50      .45      .40      .35     .30
  High Yield Account                    .60      .55      .50      .45     .40
  International Account                 .75      .70      .65      .60     .55
  International SmallCap Account       1.20     1.15     1.10     1.05    1.00
  MicroCap Account                     1.00      .95      .90      .85     .80
  MidCap Account                        .65      .60      .55      .50     .45
  MidCap Growth Account                 .90      .85      .80      .75     .70
  Money Market Account                  .50      .45      .40      .35     .30
  Real Estate Account                   .90      .85      .80      .75     .70
  SmallCap Account                      .85      .80      .75      .70     .65
  SmallCap Growth Account              1.00      .95      .90      .85     .80
  SmallCap Value Account               1.10     1.05     1.00      .95     .90
  Utilities Account                     .60      .55      .50      .45     .40

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods ended December 31, 1998 and 1997. Brokerage commissions were paid to other affiliates by the following accounts:

                                       Periods Ended                Year Ended
                                       December 31,                December 31,
                                           1998                        1997

  Aggressive Growth Account              $  64,877                   $  --
  Asset Allocation Account                  23,297                    2,974
  Balanced Account                           8,115                   18,197
  Capital Value Account                      8,995                    9,465
  Growth Account                            14,714                    5,997
  International Account                     52,568                   10,411
  International SmallCap Account             7,121                      N/A
  MicroCap Account                           3,594                      N/A
  MidCap Account                             3,928                    2,250
  MidCap Growth Account                      4,141                      N/A
  Real Estate Account                        6,955                      N/A
  SmallCap Account                             640                      N/A
  SmallCap Growth Account                      325                      N/A
  SmallCap Value Account                       158                      N/A

All of the shares of the Fund are owned by Principal Life Insurance Company and/or one or more Separate Account sponsored by Principal Life Insurance Company.

Note 4 -- Investment Transactions

For the periods ended December 31, 1998, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                        Purchases                   Sales

   Aggressive Growth Account          $330,723,721             $280,719,752
   Asset Allocation Account             99,960,966               98,809,392
   Balanced Account                     79,443,137               36,283,591
   Bond Account                         63,989,269               25,587,217
   Capital Value Account               134,025,109               71,319,704
   Government Securities Account        47,450,777                9,814,573
   Growth Account                       88,783,453               16,665,337
   High Yield Account                   12,072,124               12,636,976
   International Account                70,314,871               45,096,133
   International SmallCap Account       17,915,591                4,089,022
   MicroCap Account                      6,865,366                1,271,714
   MidCap Account                       94,701,533               59,650,816
   MidCap Growth Account                11,379,626                3,529,686
   Real Estate Account                  12,093,848                  269,121
   SmallCap Account                     15,573,321                2,814,157
   SmallCap Growth Account              12,762,675                5,835,994
   SmallCap Value Account                9,264,533                1,835,058
   Utilities Account                    17,164,329                  760,870

At December 31, 1998, net unrealized appreciation (depreciation) of investments by the Accounts was composed of the following:

                                                                                   Net Unrealized
                                                                                    Appreciation
                                                 Gross Unrealized                  (Depreciation)
                                     Appreciation          (Depreciation)          of Investments
     Aggressive Growth Account             $ 44,277,263      $ (3,238,312)            $41,038,951
     Asset Allocation Account                11,274,687        (2,411,877)              8,862,810
     Balanced Account                        26,198,683        (5,654,216)             20,544,467
     Bond Account                             4,771,361          (427,572)              4,343,789
     Capital Value Account                  105,104,085       (12,880,111)             92,223,974
     Government Securities Account            5,803,493           (47,478)              5,756,015
     Growth Account                          82,295,403        (7,742,200)             74,553,203
     High Yield Account                         301,056        (1,103,867)               (802,811)
     International Account                   32,296,721       (16,196,953)             16,099,768
     International SmallCap Account           1,417,980        (2,161,042)               (743,062)
     MicroCap Account                           375,271        (1,114,934)               (739,663)
     MidCap Account                          73,230,787       (29,598,159)             43,632,628
     MidCap Growth Account                    1,250,313          (381,095)                869,218
     Real Estate Account                        130,272          (988,122)               (857,850)
     SmallCap Account                           976,319        (2,570,065)             (1,593,746)
     SmallCap Growth Account                  1,724,228          (412,951)              1,311,277
     SmallCap Value Account                     529,363          (842,529)               (313,166)
     Utilities Account                        1,947,074          (368,898)              1,578,176

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 1998, the Balanced Account had a TBA purchase commitment involving a security with a face amount of $1,000,000, cost of $987,344 and market value of $987,714. The account has set aside investment securities and other assets in excess of the commitment to serve as collateral.

At December 31, 1998, the Accounts held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                   Value at      Value as a
                                                                          Date of                December 31,    Percentage
                                        Security Description            Acquisition      Cost        1998       of Net Assets
   Asset Allocation        AESOP Funding II LLC, Series 1997-1,
   Account                   Class A1                                      5/5/98     $ 503,008   $  507,265       0.60%
                           Israel Electric Corp. Senior Notes            12/11/96       249,525      260,062       0.31
                           Liberty Mutual Surplus Notes                   4/29/98       275,913      283,850       0.34
                           Monsanto Co. Notes                             12/4/98       249,338      249,427       0.30
                           Prudential Insurance Co. Senior Notes          7/16/98       298,674      308,917       0.37
                           Wellsford Real Properties, Inc.                 6/2/97       161,471      161,669       0.19
                                                                          6/18/97         1,115        1,031       0.00
                                                                                                   1,772,221       2.11
   Bond Account            John Hancock Mutual Life Insurance Co.
                             Surplus Notes                                 1/8/97       958,440    1,083,954       0.89
                           Marlin Water Trust Senior Secured Notes        12/8/98     2,500,000    2,511,643       2.06
                           Marriott International, Inc. Notes            11/10/98     2,495,200    2,496,953       2.05
                                                                          12/3/98       506,335      499,390       0.41
                           Qwest Communications International
                             Senior Notes                                10/28/98     1,191,888    1,239,000       1.02
                                                                         12/15/98     1,042,500    1,032,500       0.84
                           Raytheon Co. Notes                             12/9/98     1,991,740    1,974,918       1.62
                                                                                                  10,838,358       8.89

   High Yield Account      BE Aerospace Senior Subordinated Notes         10/28/98      $250,000     265,000       1.89%
                           Cenargo International PLC First Mortgage
                             Notes                                        10/22/98       435,000     480,625       3.42
                           Chancellor Media Corp. Unsecured Notes         11/11/98       247,878     255,625       1.82
                                                                          11/12/98       250,937     255,625       1.82
                           Level 3 Communications, Inc. Step-up
                             Senior Discount Notes                        12/18/98       276,250     291,250       2.07
                           Qwest Communications International
                             Senior Notes                                 10/28/98       297,972     309,750       2.21
                           Special Devices, Inc. Senior Subordinated
                             Notes                                        12/11/98       500,000     507,500       3.61
                           Station Casinos, Inc. Senior Subordinated
                             Notes                                        11/25/98       247,965     253,750       1.81
                           York Power Funding Ltd. Senior Secured
                             Bonds                                         7/31/98       100,000      93,750       0.67
                                                                                                   2,712,875       19.32

   International Account   Kemira OY                                       12/9/96       314,077     187,428       0.12
                                                                          12/10/96       131,955      76,413       0.05
                                                                          12/11/96       241,385     139,850       0.10
                                                                           2/26/97       322,301     201,845       0.13
                                                                           4/10/97       294,742     201,845       0.13
                                                                                                     807,381       0.53
   International
   SmallCap Account        Bure Investment Aktiebolaget AB                 6/25/98       104,616      90,802       0.69
                                                                            8/5/98        24,821      24,119       0.19
                                                                           8/27/98        16,819      18,444       0.14
                                                                          10/20/98        36,165      42,564       0.33
                           Computacenter PLC                               5/21/98       104,970      70,279       0.54
                                                                           9/21/98        10,459      10,249       0.08
                                                                           9/28/98        17,959      16,106       0.12
                                                                           9/30/98        25,683      21,962       0.17
                           Industrial & Financial Systems                  4/17/98       135,320     143,038       1.09
                                                                          12/4//98        15,375      35,760       0.27
                                                                           12/7/98         8,852       9,228       0.07
                                                                           12/9/98        27,951      28,838       0.22
                           Newsquest PLC                                   4/17/98       153,267     122,289       0.94
                                                                           8/26/98        35,000      31,795       0.24
                                                                           11/3/98        22,623      23,235       0.18
                                                                                                     688,708       5.27

The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

Note 5 -- Foreign Currency Contracts

At December 31, 1998, International Account owned a forward contract to sell Hong Kong Dollars ("HKD") at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the account as an unrealized gain or loss. When the contract is closed, the account will record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                                                                                      Value at
                                 Contracts         In Exchange     Settlement       December 31,    Net Unrealized
                                to Deliver             For            Date              1998        (Depreciation)
  International Account         7,068,750 HKD       $870,000          3/1/99           $912,167        $(42,167)

The use of forward foreign currency contracts does not eliminate fluctuations in underlying prices of each account's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the account could be exposed to risks if the counterparties to the contract are unable to meet the terms of their contract.

Note 6 -- Capital Share Transactions

Transactions in Capital Stock by account were as follows:

                                                      Aggressive         Asset Allocation          Balanced                Bond
                                                    Growth Account            Account               Account               Account
  Year Ended December 31, 1998:
  Shares sold...................................      4,174,437             1,198,581             3,640,419             3,555,266
  Shares issued in reinvestment of
   dividends and distributions..................        633,179               283,810               732,853               520,091
  Shares redeemed...............................     (1,736,629)           (1,080,275)             (780,615)             (885,965)
                                    Net Increase      3,070,987               402,116             3,592,657             3,189,392

  Year Ended December 31, 1997:
  Shares sold...................................      3,229,319             1,086,950             2,742,809             1,818,413
  Shares issued in reinvestment of
   dividends and distributions..................      1,197,848               473,612               758,805               380,615
  Shares redeemed...............................     (1,478,619)             (495,530)           (1,325,111)             (839,651)
                                    Net Increase      2,948,548             1,065,032             2,176,503             1,359,377

                                                        Capital             Government              Growth              High Yield
                                                     Value Account      Securities Account          Account               Account
  Year Ended December 31, 1998:
  Shares sold...................................      2,141,605             4,214,130             3,240,321                59,266
  Shares issued in reinvestment of
   dividends and distributions..................        547,565               643,690               253,331               155,723
  Shares redeemed...............................       (558,554)             (820,547)             (562,472)             (251,388)
                         Net Increase (Decrease)      2,130,616             4,037,273             2,931,180               (36,399)

  Year Ended December 31, 1997:
  Shares sold...................................      2,210,809             1,306,805             2,535,060               105,429
  Shares issued in reinvestment of
   dividends and distributions..................        777,056               501,475               163,713               139,336
  Shares redeemed...............................     (1,615,306)           (1,263,266)             (151,784)              (40,585)
                                    Net Increase      1,372,559               545,014             2,546,989               204,180

                                                     International         International           MicroCap               MidCap
                                                        Account          SmallCap Account           Account               Account
  Periods Ended December 31, 1998:
  Shares sold...................................      1,812,604             1,487,078               685,987             1,146,275
  Shares issued in reinvestment of
   dividends and distributions..................        526,699                 1,240                     685             488,971
  Shares redeemed...............................       (770,282)              (35,567)              (28,122)             (419,667)
                                    Net Increase      1,569,021             1,452,751               658,550             1,215,579

  Year Ended December 31, 1997:
  Shares sold...................................      3,295,232                N/A                     N/A              1,770,659
  Shares issued in reinvestment of
   dividends and distributions..................        422,856                N/A                     N/A                172,918
  Shares redeemed...............................       (205,446)               N/A                     N/A               (222,142)
                                    Net Increase      3,512,642                                                         1,721,435

                                                        MidCap                 Money              Real Estate            SmallCap
                                                    Growth Account        Market Account           Account               Account
  Periods Ended December 31, 1998:
  Shares sold...................................        902,426           130,878,349             1,203,458             1,487,369
  Shares issued in reinvestment of
    dividends and distributions.................          --                3,052,413                 6,110                    46
  Shares redeemed...............................        (18,501)          (97,982,858)               (6,214)              (14,091)
                                    Net Increase        883,925            35,947,904             1,203,354             1,473,324

  Year Ended December 31, 1997:
  Shares sold...................................           N/A             70,744,074                 N/A                   N/A
  Shares issued in reinvestment of
   dividends and distributions..................           N/A              2,250,232                 N/A                   N/A
  Shares redeemed...............................           N/A            (71,923,637)                N/A                   N/A
                                    Net Increase                            1,070,669

                                                       SmallCap              SmallCap              Utilities
                                                    Growth Account         Value Account            Account
  Periods Ended December 31, 1998:
  Shares sold...................................       856,088               847,411              1,715,892
  Shares issued in reinvestment of
   dividends and distributions..................          --                   1,312                 10,086
  Shares redeemed...............................       (18,461)              (22,210)               (51,273)
                                    Net Increase       837,627               826,513              1,674,705

Note 7 -- Line of Credit

The Accounts participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with a bank, which allows them to borrow up to $60,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .08% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At December 31, 1998, the Accounts had no outstanding borrowings under the line of credit.

SCHEDULES OF INVESTMENTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
AGGRESSIVE GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (99.67%)

Air Transportation, Scheduled (1.02%)
   Continental Airlines, Inc.            68,100(a)   $ 2,281,350

Aircraft & Parts (9.00%)
   Gulfstream Aerospace Corp.            84,800(a)     4,515,600
   Textron, Inc.                         31,100        2,361,656
   United Technologies Corp.            122,100       13,278,375

                                                      20,155,631
Beverages (2.25%)
   Coca-Cola Co.                         28,400        1,899,250
   Coca-Cola Enterprises                 87,700        3,135,275

                                                       5,034,525
Cable & Other Pay TV Services (2.18%)
   Comcast Corp.                         30,900        1,813,444
   Comcast Corp., Class A                20,700        1,188,956
   Tele-Communications, Inc.             34,100(a)     1,886,156

                                                       4,888,556
Commercial Banks (1.00%)
   First Union Corp.                     17,500        1,064,219
   Fleet Financial Group, Inc.           26,100        1,166,344

                                                       2,230,563
Communications Equipment (0.23%)
   Lucent Technologies                    4,700          517,000

Computer & Data Processing
Services (5.83%)
   America Online, Inc.                  20,800(a)     3,226,600
   Microsoft Corp.                       55,300(a)     7,669,419
   Novell, Inc.                          53,100(a)       962,437
   Oracle Systems Corp.                  27,800(a)     1,198,875

                                                      13,057,331
Computer & Office Equipment (7.82%)
   Cisco Systems                         61,925(a)     5,747,414
   Compaq Computer Corp.                 68,300        2,864,331
   Dell Computer Corp.                   27,600(a)     2,019,975
   International Business Machines Corp. 16,900        3,122,275
   Pitney Bowes, Inc.                    56,800        3,752,350

                                                      17,506,345
Consumer Products (2.68%)
   Philip Morris Cos., Inc.             112,300        6,008,050

Drugs (9.40%)
   Amgen, Inc.                           31,900(a)     3,335,544
   Genzyme Corp. - General Division      48,500(a)     2,412,875
   Johnson & Johnson                     15,500        1,300,062
   Lilly (Eli) & Co.                     32,500        2,888,437
   Merck & Co., Inc.                     38,200        5,641,662
   Pfizer, Inc.                          43,600        5,469,075

                                                      21,047,655
Eating & Drinking Places (0.16%)
   Brinker International, Inc.           12,400(a)   $   358,050

Electronic Components &
Accessories (2.87%)
   Intel Corp.                           54,300        6,437,944

Electronic Distribution
Equipment (2.85%)
   General Electric Co.                  62,600        6,389,112

Family Clothing Stores (1.72%)
   Gap, Inc.                             68,700        3,864,375

Fire, Marine & Casualty
Insurance (10.59%)
   Allstate Corp.                        35,100        1,355,737
   American Bankers Insurance Group      10,100          488,588
   Berkshire Hathaway, Inc., Class A         47(a)     3,290,000
   Berkshire Hathaway, Inc., Class B      1,911(a)     4,490,850
   CitiGroup, Inc.                       48,300        2,390,850
   Loews Corp.                          110,500       10,856,625
   Progressive Corp.                      5,100          863,812

                                                      23,736,462
General Industrial Machinery (5.10%)
   Tyco International Ltd.              151,500       11,428,781

Grain Mill Products (1.66%)
   Quaker Oats Co.                       26,600        1,582,700
   Ralston-Ralston Purina Group          65,700        2,127,038

                                                       3,709,738
Guided Missiles, Space Vehicles &
Parts (0.68%)
   Cordant Technologies, Inc.            40,800        1,530,000

Life Insurance (0.90%)
   Reinsurance Group of America, Inc.    33,100        2,010,825

Lumber & Other Building
Materials (1.74%)
   Home Depot, Inc.                      63,700        3,897,644

Management & Public Relations (0.53%)
   Nielsen Media Research                66,400(a)     1,195,200

Measuring & Controlling Devices (0.19%)
   Uniphase Corp.                         6,200(a)       430,125

Miscellaneous Shopping Goods
Stores (1.29%)
   Staples, Inc.                         27,800(a)     1,214,512
   Toys 'R' Us, Inc.                     99,900(a)     1,685,813

                                                       2,900,325
Miscellaneous Transportation (1.38%)
   General Motors Corp. - Class H        78,100(a)     3,099,594

Motion Picture Production (3.20%)
   Liberty Media Group                   76,000(a)     3,500,750
   Time Warner, Inc.                     59,300        3,680,306

                                                       7,181,056
Newspapers (0.60%)
   Pulitzer Publishing Co.               15,600      $ 1,351,350

Office Furniture (1.28%)
   Knoll, Inc.                           96,700(a)     2,864,738

Ophthalmic Goods (1.18%)
   Bausch & Lomb                         43,900        2,634,000

Personal Credit Institutions (2.53%)
   American Express Co.                  55,400        5,664,650

Petroleum Refining (0.51%)
   Exxon Corp.                           15,700        1,148,063

Photographic Equipment &
Supplies (0.57%)
   Eastman Kodak Co.                     17,800        1,281,600

Public Warehousing & Storage (0.48%)
   Costco Companies, Inc.                14,800(a)     1,068,375

Radio & Television Broadcasting (6.57%)
   Chancellor Media Corp.                54,400(a)     2,604,400
   Clear Channel Communications         222,400(a)    12,120,800

                                                      14,725,200
Search & Navigation Equipment (2.69%)
   Litton Industries, Inc.               74,500(a)     4,861,125
   Loral Space & Communications Ltd.     65,200(a)     1,161,375

                                                       6,022,500
Security & Commodity Services (0.51%)
   Pimco Advisors Holding LP             37,000        1,151,625

Security Brokers & Dealers (0.60%)
   Merrill Lynch & Co., Inc.             20,100        1,341,675

Surety Insurance (0.64%)
   Ace Ltd.                              41,700        1,436,044

Telephone Communication (5.24%)
   AT&T Corp.                            72,700        5,470,675
   MCI Worldcom, Inc.                    52,400(a)     3,759,700
   Motorola, Inc.                        41,000        2,503,563

                                                      11,733,938


                            Total Common Stocks      223,319,995

Preferred Stock (0.37%)

Newspapers (0.37%)
   News Corp Ltd. ADR                    33,200          819,625


          Total Portfolio Investments (100.04%)      224,139,620

Liabilities, net of cash and receivables (-0.04%)       (81,554)


                     Total Net Assets (100.00%)     $224,058,066


(a) Non-income producing security - No dividend paid during the past twelve months.

ASSET ALLOCATION ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (56.55%)

Advertising (0.80%)
   Outdoor Systems, Inc.                  9,000(a)    $  270,000
   R.H. Donnelley Corp.                  27,820          405,129

                                                         675,129
Aerospace Industries (0.29%)
   Cordant Technologies, Inc.             6,500          243,750

Air Transportation, Scheduled (0.56%)
   British Airways PLC ADR                1,400           94,938
   Continental Airlines, Inc.             4,200(a)       140,700
   KLM Royal Dutch Airlines               7,737          232,110

                                                         467,748
Aircraft & Parts (0.65%)
   Gulfstream Aerospace Corp.             3,100(a)       165,075
   Indigo Aviation AB Sponsored ADR       4,800(a)        39,600
   Northrop Grumman Corp.                   400           29,250
   United Technologies Corp.              2,900          315,375

                                                         549,300
Beverages (0.15%)
   Bass PLC ADR                           8,928          128,340

Blast Furnace & Basic Steel
Products (0.09%)
   Australian National Industries         8,960           25,281
   British Steel PLC ADR                  3,500           51,187

                                                          76,468
Cable & Other Pay TV Services (1.09%)
   Tele-Communications, Inc.             11,000(a)       608,438
   United Video Satellite Group, Inc.    13,200(a)       311,850

                                                         920,288
Cement, Hydraulic (0.20%)
   Southdown, Inc.                        2,800          165,725

Chemicals & Allied Products (0.92%)
   Asahi Chemical Industry Co. ADR        4,100          195,919
   Bayer AG Sponsored ADR                10,735          448,280
   Mitsubishi Chemical Corp. ADR          6,100          128,709

                                                         772,908
Combination Utility Services (1.51%)
   Montana Power Co.                     19,000        1,074,688
   Nipsco Industries, Inc.                6,400          194,800

                                                       1,269,488
Commercial Banks (4.31%)
   ABN-AMRO Holdings NV ADR              30,851          671,009
   Allied Irish Banks ADR                 2,900          320,088
   Banco Central ADR                     19,500          234,000
   BankAmerica Corp.                      2,621          157,588
   BankBoston Corp.                       6,300          245,306
   Bankers Trust Corp.                      750           64,078
   Barclays PLC ADR                       5,571          501,390
   Chase Manhattan Corp.                  3,780          257,276
   Commerzbank AG ADR                     3,600          113,910
   Fleet Financial Group, Inc.            4,700          210,031
   HSBC Holdings ADR                        600       $  149,477
   Mellon Bank Corp.                      2,300          158,125
   National Westminster ADR               1,900          225,150
   PNC Financial Corp.                    2,900          156,963
   Westpac Banking ADR                    4,900          163,538

                                                       3,627,929
Commercial Printing (0.21%)
   DAI Nippon Printing Co.                1,100          175,731

Communications Equipment (2.43%)
   Alcatel Alsthom ADR                    4,700          114,856
   Associated Group, Inc., Class B       24,500(a)     1,041,250
   Commscope, Inc.                       35,600(a)       598,525
   Harris Corp.                           4,000          146,500
   Matsushita Electrical ADR                800          139,600
   Omniamerica, Inc.                        100(a)         3,200

                                                       2,043,931
Communications Services, NEC (0.86%)
   L-3 Communications Holdings, Inc.        600(a)        27,938
   NTL, Inc.                             12,300          694,181

                                                         722,119
Computer & Data Processing
Services (0.17%)
   America Online, Inc.                     300           46,537
   Primark Corp.                          3,500(a)        94,938

                                                         141,475
Computer & Office Equipment (1.72%)
   3COM Corp.                             7,300(a)       327,131
   Compaq Computer Corp.                  7,100          297,756
   Hitachi Ltd.  ADR                      2,900          175,269
   Pitney Bowes, Inc.                     9,800          647,413

                                                       1,447,569
Concrete, Gypsum & Plaster
Products (0.17%)
   Italcementi Fabriche SPA ADR          13,000          143,490

Concrete Work (0.06%)
   Pioneer International Ltd. ADR        25,000           52,902

Construction & Related Machinery (0.14%)
   Komatsu Ltd. ADR                       5,500          115,660

Consumer Products   (0.11%)
   Philip Morris Cos., Inc.               1,650           88,275

Crude Petroleum & Natural Gas (0.42%)
   Petrofina SA ADR                       2,900          131,225
   Societe Generale ADR                   3,600          116,649
   USX-Marathon Group, Inc.               3,400          102,425

                                                         350,299
Dance Studios, Schools & Halls (0.13%)
   Marquee Group, Inc.                   25,200(a)       113,400

Department Stores (0.13%)
   Marui Corp. ADRC                       2,800          107,981

Drugs (3.32%)
   Amgen, Inc.                            5,700(a)    $  596,006
   Forest Laboratories, Inc.              9,600(a)       510,600
   Genzyme Corp. - General Division      13,500(a)       671,625
   Medicis Pharmaceutical Corp.           1,300(a)        77,513
   Novartis AG Sponsored ADR              2,879          282,978
   Novo Nordisk ADR                       3,200          212,800
   Nycomed Amersham PLC ADR               8,569          286,526
   Smithkline Beecham PLC ADR             2,200          152,900

                                                       2,790,948
Drugs, Proprietaries & Sundries (0.04%)
   Amway Japan Ltd. ADR                   6,833           36,726

Eating & Drinking Places (0.39%)
   P.F. Changs China Bistro, Inc.         1,000(a)        22,750
   Papa John's International, Inc.          700(a)        30,888
   Sonic Corp.                            7,600(a)       189,050
   Tricon Global Restaurants, Inc.        1,700(a)        85,212

                                                         327,900
Electric Services (0.58%)
   Endesa SA ADR                          5,600          151,200
   EVN AG ADR                             3,600(a)       101,996
   National Power ADR                     3,422          125,759
   Pinnacle West Capital Corp.            1,800           76,275
   Shandong Huaneng Power                 8,000           36,500

                                                         491,730

Electronic Components &
Accessories (0.41%)
   Dionex Corp.                           3,400(a)       124,525
   Kyocera Corp. ADR                      3,000          155,812
   Texas Instruments                        748           64,001

                                                         344,338
Electronic Distribution Equipment (0.80%)
   Phillips NV ADR                        9,969          674,777

Family Clothing Stores (0.68%)
   Gap, Inc.                              4,650          261,563
   TJX Cos., Inc.                        10,700          310,300

                                                         571,863
Farm & Garden Machinery (0.19%)
   Case Corp.                             7,400          161,412

Finance Services (1.06%)
   Cincinnati Financial Corp.            19,500          714,188
   Nomura Securities Co. Ltd. ADR         2,000          174,651

                                                         888,839
Fire, Marine & Casualty Insurance (4.14%)
   Allstate Corp.                         6,700          258,788
   American Bankers Insurance Group      17,300          836,888
   Berkshire Hathaway, Inc., Class B         95(a)       222,075
   Horace Mann Educators                    800           22,800
   Loews Corp.                           16,000        1,572,000
   Mercury General Corp.                  1,300           56,956
   Mutual Risk Management Ltd.            3,000          117,375
   St. Paul Cos., Inc.                    3,200          111,200
   Tokio Marine & Fire Insurance ADR      4,600          279,450

                                                       3,477,532
Footwear, Except Rubber (1.05%)
   Olivetti & Co. SPA ADR               253,968          885,637

Gas Production & Distribution (0.06%)
   Transcanada Pipelines Ltd.             3,484       $   51,388

General Industrial Machinery (0.24%)
   Amergroup Ltd. ADR                     5,500(a)        28,623
   SKF AB ADR                            15,370          176,755

                                                         205,378
Groceries & Related Products (0.58%)
   Performance Food Group Co.               500(a)        14,063
   U.S. Foodservice, Inc.                 9,700(a)       475,300

                                                         489,363
Grocery Stores (0.14%)
   Koninklijke Bijenkorf Beheer NV ADR    2,400          114,906

Hotels & Motels (0.22%)
   Crestline Capital Corp.                  160(a)         2,460
   Host Marriott Corp.                    1,600           22,100
   John Q. Hammons Hotels, Inc.           3,200(a)        11,800
   Ladbroke Group ADR                    18,500          147,747

                                                         184,107
Household Audio & Video
Equipment (0.21%)
   Sony Corp. ADR                         2,500          179,375

Industrial Inorganic Chemicals (0.67%)
   Akzo ADR                               8,566          382,258
   Usec, Inc.                            12,800          177,600

                                                         559,858
Iron & Steel Foundries (0.06%)
   Kubota Corp. ADR                         850           49,088

Laundry, Cleaning & Garment
Services (0.01%)
   Unifirst Corp.                           200            4,562

Life Insurance (1.67%)
   American General Corp.                 2,600          202,800
   Lincoln National Corp.                 3,400          278,163
   Protective Life Corp.                    700           27,869
   Reinsurance Group of America, Inc.       900           63,000
   Reinsurance Group of America, Inc.,
     Non-voting                          13,700          832,275

                                                       1,404,107
Mailing, Reproduction, Stenographic (0.02%)
   Advo, Inc.                               500(a)        13,188

Management & Public Relations (2.06%)
   Nielsen Media Research                91,100(a)     1,639,800
   Ogden Corp.                            3,700           92,731

                                                       1,732,531
Meat Products (0.72%)
   Groupe Danone                         10,764          605,475

Men's & Boys' Clothing Stores (1.00%)
   Abercrombie & Fitch Co.               11,600(a)       820,700
   Dave & Busters, Inc.                     800(a)        18,450

                                                         839,150
Metalworking Machinery (0.16%)
   Makita Corp. ADR                      13,000          138,125

Miscellaneous Amusement, Recreation
Service (1.50%)
   Cedar Fair, L.P.                       5,600       $  145,600
   Harrahs Entertainment, Inc.            7,800(a)       122,363
   SFX Entertainment, Inc.               18,100(a)       993,237

                                                       1,261,200
Miscellaneous Business Services (0.33%)
   Nova Corp.                               696            9,092
   Viad Corp.                             8,800          267,300

                                                         276,392
Miscellaneous Chemical Products (0.15%)
   Millenium Chemicals, Inc.              6,200          123,225

Miscellaneous Durable Goods (0.01%)
   SCP Pool Corp.                           400(a)         6,050

Miscellaneous Electrical Equipment &
Supplies (0.30%)
   TDK Corp. ADR                          2,800          252,700

Miscellaneous Equipment Rental &
Leasing (0.05%)
   Renters Choice, Inc.                   1,200(a)        38,100

Miscellaneous Food & Kindred
Products (0.26%)
   Nestle Reg. ADR                        2,000          217,695

Miscellaneous Investing (2.19%)
   Apartment Investment & Management Co.    500           18,594
   Archstone Communities Trust            2,352           47,628
   Avalonbay Communities, Inc.            2,300           78,775
   Bedford Property Investors             2,200           37,125
   Boston Properties, Inc.                  300            9,150
   Brandywine Realty Trust                3,300           58,988
   Burnham Pacific Properties, Inc.      10,700          129,069
   Carramerica Realty Corp.               2,000           48,000
   Charles E. Smith
     Residential Realty, Inc.             1,200           38,550
   Chateau Properties                     3,253           95,354
   Crescent Real Estate Equities Co.      2,300           52,900
   Equity Office Properties Trust         2,019           48,456
   Equity Residential Properties Trust    1,074           43,430
   Essex Property Trust, Inc.             1,900           56,525
   Federal Realty Investment Trust        2,300           54,338
   Great Lakes REIT, Inc.                 5,300           83,144
   Irvine Apartment Communities, Inc.     4,300          137,062
   Manufactured Home Communities, Inc.    1,000           25,062
   Pan Pacific Retail Properties, Inc.    1,700           33,893
   Patriot American Hospitality, Inc.     1,500            9,000
   Pennsylvania Real Estate               2,500           48,594
   Philips Intl. Realty Corp.               200            3,075
   Prime Group Realty Trust, Inc.         9,200          139,150
   Public Storage, Inc.                   2,200           59,537
   Ramco-Gershenson Properties              100            1,450
   Regency Realty Corp.                   1,000           22,250
   Starwood Hotels & Resorts              1,290           29,267
   Storage Trust Realty                     800           18,700
   Sun Communities, Inc.                    900           31,331
   Taubman Centers, Inc.                  7,100           97,625
   Urban Shopping Centers, Inc.           2,300           75,325
   Vornado Realty Trust                   1,400           47,250
   Wellsford Real Properties, Inc.       15,777(a)(b)    162,700

                                                       1,841,297
Miscellaneous Shopping Goods
Stores (0.18%)
   Toys `R' Us, Inc.                      9,200(a)    $  155,250

Motion Picture Production (1.26%)
   Liberty Media Group                   23,000(a)     1,059,437

Motor Vehicles & Equipment (1.35%)
   Fiat SPA ADR                           5,170           91,121
   General Motors Corp.                   2,100          150,281
   Meritor Automotive, Inc.               9,966          211,155
   Toyota Motor Corp. ADR                 8,600          457,413
   Volkswagen AG ADR                     14,000          223,594

                                                       1,133,564
Newspapers (0.22%)
   Harte-Hanks, Inc.                        400           11,400
   Pulitzer Publishing Co.                2,000          173,250

                                                         184,650
Non-Classifiable Establishments (0.03%)
   Keppel Corp. Ltd. ADR                  5,375           28,798

Office Furniture (0.14%)
   Knoll, Inc.                            4,000(a)       118,500

Ophthalmic Goods (0.22%)
   Bausch & Lomb                          3,150          189,000

Petroleum Refining (0.48%)
   Ashland, Inc.                          1,400           67,725
   Conoco, Inc., Class A                  8,600(a)       179,525
   Mobil Corp.                              200           17,425
   Total SA IE Francaise ADR              2,800          139,300

                                                         403,975
Photographic Equipment &
Supplies (0.72%)
   Eastman Kodak Co.                      1,100           79,200
   Fuji Photo Film                        8,800          322,300
   OCE NV                                 5,600          201,600

                                                         603,100
Professional & Commercial
Equipment (0.07%)
   Ingram Micro, Inc.                     1,800(a)        62,775

Radio & Television Broadcasting (2.47%)
   American Tower Corp., Class A          3,300(a)        97,556
   Chancellor Media Corp.                 7,400(a)       354,275
   Clear Channel Communications          14,600(a)       795,700
   Cox Radio, Inc.                          700(a)        29,575
   Emmis Communications Corp.               700(a)        30,363
   Metro Networks, Inc.                     700(a)        29,838
   USA Networks, Inc.                    22,300(a)       738,687

                                                       2,075,994
Radio, Television & Computer Stores (0.54%)
   Circuit City Stores - Circuit City Group9,100         454,430

Railroads (0.13%)
   Nagoya Railroad Co. Ltd.               2,900          105,410

Real Estate Agents & Managers (0.02%)
   Atlantic Gulf Communities Co.         15,700(a)    $   11,775
   Security Capital Group, Inc.             200(a)         2,713

                                                          14,488
Real Estate Operators & Lessors (0.60%)
   Arden Realty Group, Inc.               4,000           92,750
   Brookfield Properties Corp.            6,100           73,934
   Pacific Gulf Properties                4,700           94,294
   Sekisui House Ltd. ADR                 2,300          243,668

                                                         504,646
Savings Institutions (0.03%)
   Golden State Bancorp., Inc.            1,400(a)        23,275

Search & Navigation Equipment (0.23%)
   Litton Industries, Inc.                2,900(a)       189,225

Security & Commodity Services (0.20%)
   Pimco Advisors Holdings LP             5,500          171,187

Security Brokers & Dealers (0.04%)
   Bear Stearns Cos., Inc.                1,000           37,375

Soap, Cleaners & Toilet Goods (0.76%)
   KAO Corp. ADR                          2,200          497,355
   Shiseido Co. Ltd. ADR                 11,000          141,600

                                                         638,955
Structural Clay Products (0.01%)
   Dal-Tile International, Inc.             500(a)         5,187

Sugar & Confectionery Products (0.15%)
   Tootsie Roll Industries, Inc.          3,212          125,670

Surety Insurance (0.09%)
   CMAC Investment Corp.                  1,600           73,500

Telephone Communication (3.76%)
   Associated Group, Inc., Class A        8,600(a)       369,800
   AT&T Corp.                             8,200          617,050
   BCE, Inc.                             17,180          651,766
   Bell Atlantic Corp.                    4,400          249,975
   Cellular Communications
     International, Inc.                  6,450(a)       438,600
   Sprint Corp.                           2,900          243,963
   Sprint PCS Group                       2,550(a)        58,969
   Telefonica SA Sponsored ADR            2,500          338,437
   U.S. West, Inc.                        3,000          193,875

                                                       3,162,435
Tires & Inner Tubes (0.30%)
   Bridgestone ADR                        1,100          250,140

Water Transportation of
Freight, NEC (0.16%)
   Penninsular & Oriental Steamships ADR  5,850          138,212

                            Total Common Stocks       47,548,045

Preferred Stocks (0.10%)

Newspapers (0.04%)
   News Corp Ltd. ADR                     1,500       $   37,031

Real Estate Agents & Managers (0.06%)
   Atlantic Gulf Communities              4,809(a)        48,099

                         Total Preferred Stocks           85,130

--------------------------------------------------------------------------------
                                        Principal
                                         Amount           Value
--------------------------------------------------------------------------------

Bonds (9.03%)

Business Credit Institutions (1.29%)
   AT&T Capital Corp. Medium-Term
     Notes; 5.85%; 1/15/1999          $ 330,000       $  330,000
   Ford Credit Auto Owner Trust
     Asset Backed Series 1998-B,
     Class A3; 5.85%; 10/15/2001        500,000          504,350
   Ford Motor Credit Notes;
     6.13%; 4/28/2003                   250,000          254,165

                                                       1,088,515
Collateralized Mortgage
Obligations (0.60%)
   AESOP Funding II LLC Series 1997-1,
   Class A1; 6.22%; 10/20/2001          500,000(b)       507,265

Commercial Banks (2.18%)
   Asian Development Bank Global Bonds;
     5.75%; 5/19/2003                   500,000          507,277
   First Plus Home Loan Trust Asset Backed
     Series 1997-4, Class A4;
     6.57%; 4/10/2013                   150,000          150,906
   First Union - Lehman Brothers
     Commercial, Class 2 A1;
     6.48%; 3/18/2004                   312,118          317,324
   Lehman Large Loan Series 1997-LLI,
     Class A1; 6.79%; 6/12/2004         486,851          507,649
   Merrill Lynch & Co. Notes;
     6.00%; 2/12/2003                   350,000          353,248

                                                       1,836,404
Electrical Goods (0.39%)
   Empresa Nacional Electric Yankee
     Notes; 7.75%; 7/15/2008            350,000          330,041

Electronic Distribution
Equipment (0.31%)
   Israel Electric Corp. Senior Notes;
     7.25%; 12/15/2006                  250,000(b)       260,062

Finance Services (0.31%)
   Team Fleet Finance Corp. Notes;
     7.35%; 5/15/2003                   250,000          257,132

Fire, Marine & Casualty
Insurance (0.37%)
   Prudential Insurance Co. Senior Notes;
     6.38%; 7/23/2006                   300,000(b)       308,917

Household Audio & Video
Equipment (0.30%)
   Sony Corp. Notes;
     6.13%; 3/4/2003                  $ 250,000       $  256,396

Industrial Inorganic Chemicals (0.30%)
   Monsanto Co. Notes;
     5.75%; 12/1/2005                   250,000(b)       249,427

Life Insurance (0.34%)
   Liberty Mutual Surplus Notes;
     8.20%; 5/4/2007                    250,000(b)       283,850

Miscellaneous Equipment Rental &
Leasing (0.29%)
   Oil Enterprises Ltd. Global
     Bonds; 6.24%; 6/30/2008            240,847          242,374

Miscellaneous Investing (0.30%)
   Simon Debartolo Medium-Term
     Notes; 7.13%; 9/20/2007            250,000          251,743

Motor Vehicles, Parts & Supplies (0.34%)
   Mid-State Trust Pass-Through
     Series 4, Class A;
     8.33%; 4/1/2030                    262,492          286,403

Personal Credit Institutions (0.30%)
   GMAC Medium-Term Notes;
     6.10%; 12/6/2000                   250,000          253,095

Security Brokers & Dealers (0.98%)
   CNA Financial Notes;
     6.50%; 4/15/2005                   250,000          251,520
   Donaldson Lufkin & Jenrette
     Medium-Term Notes;
     6.90%; 10/1/2007                   250,000          257,051
   Salomon, Inc. Senior Notes;
     7.30%; 5/15/2002                   300,000          313,070

                                                         821,641
Telephone Communication (0.43%)
   WorldCom Inc. Senior Notes;
     6.40%; 8/15/2005                   350,000          362,757

                                    Total Bonds        7,596,022

U.S. Government Treasury Notes & Bonds (24.27%)

Treasury Notes & Bonds
   5.75%; 10/31/2000                  1,500,000        1,528,595
   6.38%; 3/31/2001                   2,500,000        2,591,407
   6.25%; 2/28/2002                   2,500,000        2,612,500
   5.75%; 8/15/2003                   6,000,000        6,262,500
   7.25%; 8/15/2004                   2,000,000        2,249,376
   6.50%; 8/15/2005                   2,500,000        2,746,875
   8.75%; 5/15/2020                   1,000,000        1,422,813

                                                      19,414,066
Treasury Inflation-Protection Security
   3.38%; 1/15/2007                   1,035,040          997,520

     Total U.S. Government Treasury Notes & Bonds     20,411,586

--------------------------------------------------------------------------------
                                       Principal
    Type     Rate      Maturity         Amount          Value
--------------------------------------------------------------------------------

Federal National Mortgage Association
(FNMA) Certificates (1.56%)

FNMA 8.00%   2/1/2012                 $ 321,463       $  332,377
FNMA 6.00%   4/1/2013                   974,091          976,839

                                     Total FNMA        1,309,216

Federal Home Loan Mortgage Corporation
(FMLMC) Certificates (3.52%)

FHLMC        6.00%   12/1/2013        1,980,002        1,984,334
FHLMC        6.00%   4/1/2028           990,001          977,838

                                    Total FHLMC        2,962,172

           Total Portfolio Investments (95.03%)       79,912,171

Cash and receivables, net of liabilities (4.97%)       4,177,114

                     Total Net Assets (100.00%)      $84,089,285


(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.

BALANCED ACCOUNT
--------------------------------------------------------------------------------

                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (54.28%)

Auto & Home Supply Stores (0.92%)
   Autozone, Inc.                        55,700(a)   $ 1,834,619

Bakery Products (0.39%)
   Sara Lee Corp.                        27,600          777,975

Beverages (1.21%)
   Pepsico, Inc.                         58,900        2,411,219

Business Credit Institutions (0.19%)
   Associates First Capital 'A'           8,728          369,849

Chemicals & Allied Products (0.43%)
   Dow Chemical Co.                       9,300          845,719

Commercial Banks (4.08%)
   BankAmerica Corp.                     29,700      $ 1,785,712
   BankBoston Corp.                      23,000          895,563
   Bankers Trust Corp.                   16,200        1,384,087
   Chase Manhattan Corp.                 19,000        1,293,188
   First Union Corp.                     24,708        1,502,555
   Fleet Financial Group, Inc.            5,400          241,313
   PNC Financial Corp.                   18,500        1,001,312

                                                       8,103,730
Commercial Printing (0.46%)
   R. R. Donnelley & Sons Co.            20,700          906,919

Communications Equipment (0.52%)
   General Instrument Corp.              30,300(a)     1,028,306

Computer & Data Processing
Services (2.96%)
   Adobe Systems, Inc.                   32,600        1,524,050
   Electronic Data Systems Corp.         46,100        2,316,525
   First Data Corp.                      64,200        2,034,337

                                                       5,874,912
Computer & Office Equipment (3.53%)
   3COM Corp.                            17,500(a)       784,219
   Cabletron Systems, Inc.               55,000(a)       460,625
   Compaq Computer Corp.                 41,400        1,736,212
   Hewlett-Packard Co.                   21,900        1,496,044
   International Business Machines Corp. 13,700        2,531,075

                                                       7,008,175
Consumer Products (2.61%)
   Fortune Brands, Inc.                  36,600        1,157,475
   Philip Morris Cos., Inc.              30,100        1,610,350
   RJR Nabisco Holdings Corp.            40,300        1,196,406
   UST, Inc.                             35,300        1,231,087

                                                       5,195,318
Crude Petroleum & Natural Gas (0.72%)
   Texaco, Inc.                          27,100        1,432,913

Department Stores (0.51%)
   Dillard's, Inc., Class A              35,400        1,004,475

Drugs (4.01%)
   Abbott Laboratories                   16,600          813,400
   American Home Products Corp.          30,800        1,734,425
   Johnson & Johnson                     23,300        1,954,287
   Merck & Co., Inc.                     15,600        2,303,925
   Pharmacia & Upjohn, Inc.              20,500        1,160,813

                                                       7,966,850
Electric Services (2.36%)
   Central & Southwest Corp.             64,900        1,780,693
   Dominion Resources, Inc.              23,700        1,107,975
   Houston Industries, Inc.              32,200        1,034,425
   Potomac Electric Power Co.            29,500          776,219

                                                       4,699,312
Electrical Industrial Apparatus (0.66%)
   Emerson Electric Co.                  20,900        1,307,556

Electronic Components &
Accessories (0.39%)
   National Semiconductor Corp.          57,800(a)       780,300

Electronic Distribution Equipment (0.56%)
   General Electric Co.                  10,800        1,102,275

Fats & Oils (0.63%)
   Archer Daniels Midland Co.            72,865      $ 1,252,367

Federal & Federally Sponsored
Credit (0.26%)
   Federal National Mortgage Association  7,000          518,000

Fire, Marine & Casualty Insurance (3.24%)
   Berkshire Hathaway, Inc., Class A         21(a)     1,470,000
   Berkshire Hathaway, Inc., Class B         11(a)        24,675
   Citigroup, Inc.                       41,000        2,029,500
   Loews Corp.                           15,600        1,532,700
   Safeco Corp.                          32,400        1,391,175

                                                       6,448,050
General Industrial Machinery (0.70%)
   Pall Corp.                            54,900        1,389,656

Grain Mill Products (0.68%)
   Ralston-Ralston Purina Group          41,700        1,350,038

Groceries & Related Materials (0.88%)
   Sysco Corp.                           63,900        1,753,256

Grocery Stores (1.58%)
   Albertson's, Inc.                     19,200        1,222,800
   American Stores Co.                   51,800        1,913,362

                                                       3,136,162
Household Appliances (0.17%)
   Sunbeam Corp.                         47,300          331,100

Industrial Inorganic Chemicals (0.59%)
   Eastman Chemical Co.                   5,450          243,887
   Praxair Inc.                          26,600          937,650

                                                       1,181,537
Jewlery, Silverware & Plated Ware (0.13%)
   Jostens, Inc.                          9,700          254,019

Life Insurance (0.57%)
   Lincoln National Corp.                13,800        1,129,013

Machinery, Equipment & Supplies (0.64%)
   Grainger (W. W.), Inc.                30,400        1,265,400

Management & Public Relations (0.42%)
   Dun & Bradstreet Corp.                26,600          839,563

Meat Products (0.39%)
   Tyson Foods, Inc.                     36,300          771,375

Medical Instruments & Supplies (0.69%)
   St. Jude Medical, Inc.                49,850(a)     1,380,222

Medical Services & Health
Insurance (2.16%)
   AON Corp.                             13,125          726,797
   Conseco, Inc.                         37,200        1,136,925
   Foundation Health Systems, Inc.,
     Class A                             95,340(a)     1,138,121
   Pacificare Health Systems, Inc.,
     Class B                             16,200(a)     1,287,900

                                                       4,289,743
Metal Forgings & Stampings (0.37%)
   Newell Co.                            17,600      $   726,000

Miscellaneous Converted Paper (0.72%)
   Minnesota Mining & Mfg. Co.           20,000        1,422,500

Miscellaneous Food &
Kindred Products (0.48%)
   Universal Foods Corp.                 34,400          943,850

Miscellaneous Transportation
Equipment (0.44%)
   FMC Corp.                             15,500(a)       868,000

Motor Vehicles & Equipment (0.49%)
   Ford Motor Co.                        16,654          977,382

Oil & Gas Field Services (0.34%)
   Diamond Offshore Drilling             28,700          679,831

Paper Mills (2.33%)
   Fort James Corp.                      26,300        1,052,000
   Kimberly Clark Corp.                  38,400        2,092,800
   Union Camp Corp.                      22,200        1,498,500

                                                       4,643,300
Petroleum Refining (2.87%)
   Amerada Hess Corp.                    27,900        1,388,025
   Amoco Corp.                           18,300        1,104,862
   Atlantic Richfield Co.                23,600        1,539,900
   Exxon Corp.                           22,800        1,667,250

                                                       5,700,037
Plastic Materials & Synthetics (0.33%)
   Du Pont (E.I.) De Nemour              12,200          647,363

Plumbing & Heating,
Except Electric (0.10%)
   Masco Corp.                            7,000          201,250

Pulp Mills (0.36%)
   Boise Cascade Corp.                   22,800          706,800

Rubber & Plastics Footwear (0.47%)
   Nike, Inc.                            23,000          932,938

Sanitary Services (1.68%)
   Browning-Ferris Industries, Inc.      38,800        1,103,375
   Waste Management, Inc.                47,705        2,224,245

                                                       3,327,620
Security Brokers & Dealers (0.17%)
   Bear Stearns Cos., Inc.                8,900          332,638

Telephone Communication (2.56%)
   AT&T Corp.                            20,500        1,542,625
   GTE Corp.                             21,800        1,470,137
   Motorola, Inc.                        24,000        1,465,500
   SBC Communications, Inc.              11,500          616,688

                                                       5,094,950
Variety Stores (0.33%)
   Wal-Mart Stores, Inc.                  8,000          651,500

                            Total Common Stocks      107,795,882

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Bonds (27.14%)

Beverages (0.50%)
   Seagram Co., Ltd. Notes;
      6.50%; 4/1/2003                $1,000,000      $   998,812

Blast Furnace & Basic Steel
Products (0.96%)
   Carpenter Technology Corp.
     Medium-Term Notes;
     6.99%; 4/20/2018                 1,700,000        1,707,007
   Quanex Corp. Convertible
     Subordinated Debentures;
     6.88%; 6/30/2007                   200,000          193,000

                                                       1,900,007
Business Credit Institutions (2.30%)
   CIT Group Holdings Senior
     Medium-Term Notes;
     6.38%; 10/1/2002                 1,500,000        1,535,085
   Ford Motor Credit Co. Notes;
     7.75%; 3/15/2005                 1,400,000        1,543,184
   Heller Financial, Inc. Notes;
     6.44%; 10/6/2002                 1,500,000        1,508,526

                                                       4,586,795
Commercial Banks (1.94%)
   NationsBank Corp. Subordinated
     Notes; 7.80%; 9/15/2016          1,700,000        1,949,232
   J.P. Morgan & Co., Inc.
     Subordinated Notes;
     6.70%; 11/1/2007                 1,800,000        1,901,376

                                                       3,850,608
Communications Equipment (0.75%)
   Motorola, Inc. Debentures;
     7.50%; 5/15/2025                 1,300,000        1,480,326

Computer & Office Equipment (1.44%)
   IBM Corp. Debentures;
     7.00%; 10/30/2025                1,700,000        1,885,190
   Seagate Technology, Inc.
     Senior Notes;
     7.37%; 3/1/2007                  1,000,000          983,712

                                                       2,868,902
Consumer Products (1.03%)
   Philip Morris Cos., Inc. Notes;
     7.25%; 9/15/2001                 1,000,000        1,041,222
     6.15%; 3/15/2000                 1,000,000        1,007,530

                                                       2,048,752
Department Stores (0.73%)
   Dillards, Inc.
     Notes; 7.38%; 6/1/2006           $ 670,000      $   709,862
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/2005                    700,000          741,229

                                                       1,451,091
Farm & Garden Machinery (0.93%)
   Deere & Co. Senior Debentures;
     8.50%; 1/9/2022                  1,500,000        1,845,600

Finance Services (0.52%)
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.25%; 4/15/2003                 1,000,000        1,030,059

Fire, Marine & Casualty
Insurance (0.52%)
   St. Paul Cos., Inc.
     Medium Term Notes; Series C
     6.38%; 12/15/2008                1,000,000        1,028,335

Forest Products (0.76%)
   Weyerhaeuser Co. Debentures;
     6.95%; 10/1/2027                 1,500,000        1,515,444

General Government, NEC (0.82%)
   Province of Quebec, Canada
     Debentures; 7.00%; 1/30/2007     1,500,000        1,621,995

Miscellaneous Investing (1.27%)
   Federal Realty Investment Trust
     Notes; 8.88%; 1/15/2000          1,000,000        1,031,655
   Kimco Realty Corp. Senior Notes;
     6.50%; 10/1/2003                 1,525,000        1,490,906

                                                       2,522,561
Mortgage Bankers & Brokers (0.86%)
   Countrywide Funding Corp.
     Medium-Term Notes;
     6.54%; 4/14/2000                 1,700,000        1,716,254

Motion Picture Production &
Services (0.38%)
   Viacom, Inc. Guaranteed Senior Notes;
     7.75%; 6/1/2005                    700,000          764,343

Motor Vehicles & Equipment (1.76%)
   Chrysler Corp. Debentures;
     7.45%; 3/1/2027                  1,800,000        2,076,359
   General Motors Corp. Debentures;
     7.70%; 4/15/2016                 1,250,000        1,417,384

                                                       3,493,743
Paper & Paper Products (0.39%)
   Boise Cascade Office Products
     Corp. Notes; 7.05%; 5/15/2005    $ 800,000      $   770,558

Paper Mills (0.51%)
   International Paper Co. Notes;
     6.88%; 7/10/2000                 1,000,000        1,013,824

Personal Credit Institutions (1.31%)
   Associates Corp. of North America
     Senior Notes; 6.45%; 10/15/2001  1,500,000        1,538,060
   General Electric Capital Corp. Notes;
     6.50%; 11/1/2006                 1,000,000        1,062,407

                                                       2,600,467
Petroleum & Petroleum
Products (0.78%)
   Enron Corp. Notes;
     6.75%; 9/1/2004                  1,500,000        1,543,050

Plumbing & Heating, Except
Electricity (0.52%)
   Masco Corp. Notes; 6.13%; 9/15/20031,000,000        1,024,273

Railroads (1.57%)
   Norfolk Southern Debentures;
     9.00%; 3/1/2021                  1,500,000        1,937,961
   Union Pacific Corp. Notes;
     7.00%; 6/15/2000                 1,160,000        1,181,896

                                                       3,119,857
Security Brokers & Dealers (1.86%)
   Bear Stearns Cos., Inc. Senior Notes;
     6.13%; 2/1/2003                  1,600,000        1,605,110
   Lehman Brothers, Inc. Senior
     Subordinated Notes;
     6.13%; 2/1/2001                  1,000,000          998,594
   Morgan Stanley Group, Inc.
     Debentures; 8.88%; 10/15/2001    1,000,000        1,080,891

                                                       3,684,595
Surety Insurance (1.92%)
   Allstate Corp. Debentures;
     6.75%; 5/15/2018                 2,650,000        2,760,118
   MBIA, Inc. Debentures;
     7.00%; 12/15/2025                1,000,000        1,045,401

                                                       3,805,519
Trucking & Courier Services,
Except Air (0.03%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/2011                    306,000(b)        65,790

Trusts (0.78%)
   Salomon Smith Barney Holdings, Inc.
     Notes; 7.98%; 3/1/2000           1,500,000        1,539,906

                                    Total Bonds       53,891,466

--------------------------------------------------------------------------------
                                        Principal
    Type     Rate      Maturity          Amount          Value
--------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA)
Certificates (0.76%)

FNMA        6.50%  8/1/2028             $1,494,283      $ 1,504,569

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (3.68%)

FHLMC       6.00   12/1/2029             1,000,000          987,714
FHLMC       6.50   9/1/2027-2/1/2028     4,552,306        4,586,379
FHLMC       7.00   12/1/27               1,704,526        1,738,068

                       Total FHLMC Certificates           7,312,161

Government National Mortgage Association (GNMA)
Certificates (2.66%)

GNMA II     6.00   9/20/2026-7/20/2028  5,360,653        5,286,820

--------------------------------------------------------------------------------
                                       Principal
                                        Amount            Value
--------------------------------------------------------------------------------

Asset-Backed Securities (6.25%)

Mortgage Pass-Through Securities (3.96%)
   Chase Commercial Mortgage Securities
     Corp. Mortgage Pass-Through
     Cert., Series 1998-1, Class B;
     6.56%; 5/15/2008                $2,800,000    $   2,876,580
   DLJ Commercial Mortgage Corp.,
     Mortgage Pass-Through Cert.,
     Series 1998-CF1, Class A-1B;
     6.41%; 2/18/2008                 2,900,000        2,979,228
   LB Commercial Mortgage Trust,
     Mortgage Pass-Through Cert.,
     Series 1998-C4, Class A-1B;
     6.21%; 10/15/2008                2,000,000        2,007,500

                                                       7,863,308
Motor Vehicles & Equipment (1.27%)
   GMAC Commercial Mortgage Securities,
     Inc., Mortgage Pass-Through Cert.,
     Series 1998-C2, Class C; 6.50%;
     8/15/2008                        2,500,000        2,523,175

Personal Credit Institutions (1.02%)
   Chase Manhattan Credit Card Master
     Trust Asset-Backed Cert.
     Series 97-2, Class A; 6.30%; 4/15/2003
                                      $2,000,000       2,033,020

                  Total Asset-Backed Securities       12,419,503

Commercial Paper (6.41%)

Business Credit Institutions (1.31%)
   American Express Credit Corp.;
     6.10%; 1/5/1999                 $2,600,000       $2,598,239

Personal Credit Institutions (5.10%)
   Investment in Joint Trade Account;
     Associates Corp.;
     5.20%; 1/4/1999                  8,949,325        8,949,325
   Ford Motor Credit Co.;
     4.91%; 1/7/1999                    675,000          674,448
   Household Finance Corp.;
     6.00%; 1/4/1999                    515,000          514,742

                                                      10,138,515

                         Total Commercial Paper       12,736,754

          Total Portfolio Investments (101.18%)      200,947,155

Liabilities, net of cash and receivables (-1.18%)     (2,343,861)

                     Total Net Assets (100.00%)     $198,603,294


(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.

BOND ACCOUNT

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Bonds (94.87%)

Air Transportation, Scheduled (0.69%)
   Federal Express Corp.,
     Pass-Through Cert.;
     7.96%; 3/28/2017                $  282,311       $  304,150
     7.58%; 7/2/2019                    500,000          538,470

                                                         842,620
Aircraft & Parts (0.27%)
   Textron, Inc. Medium-Term Notes,
     Series C; 9.55%; 3/19/2001         300,000          324,717

Bakery Products (0.80%)
   Nabisco, Inc. Notes;
     7.05%; 7/15/2007                   950,000          981,532

Beverages (1.41%)
   Joseph E. Seagram & Sons
     Guaranteed Debentures;
     8.88%; 9/15/2011                 1,500,000        1,718,925

Broadwoven Fabric Mills,
Cotton (1.31%)
   Burlington Industries, Inc. Notes;
     7.25%; 9/15/2005                $1,500,000       $ 1,596,855

Business Credit Institutions (0.82%)
   Case Credit Corp. Medium-Term Notes;
     5.95%; 8/1/2000                  1,000,000        1,000,836

Cable & Other Pay TV
Services (2.16%)
   CSC Holdings, Inc. Senior
     Notes; 7.25%; 7/15/2008          1,500,000        1,498,950
   TCI Communications, Inc. Senior
     Notes; 8.00%; 8/1/2005           1,000,000        1,130,468

                                                       2,629,418
Cash Grains (0.25%)
   Aktiebolaget SKF Senior Notes;
     7.63%; 7/15/2003                   300,000          314,953

Combination Utility Services (5.06%)
   MidAmerican Energy Co.
     Medium-Term Notes;
     6.38%; 6/15/2006                 3,000,000        3,078,891
   Public Service Electric & Gas
     Medium-Term Notes;
     8.16%; 5/26/2009                   250,000          294,271
   Puget Sound Power & Light Co.
     First Mortgage Medium-Term Notes,
     Series A; 7.75%; 2/1/2007        2,500,000        2,801,070

                                                       6,174,232
Commercial Banks (2.97%)
   NationsBank Corp. Subordinated
     Notes; 6.38%; 2/15/2008          3,500,000        3,639,447

Communications Equipment (1.86%)
   Qwest Communications International
     Senior Notes; 7.50%; 11/1/2008   2,200,000(a)     2,271,500

Computer & Office Equipment (1.61%)
   Seagate Technology, Inc.
     Senior Notes;
     7.37%; 3/1/2007                  2,000,000        1,967,424

Consumer Products (0.68%)
   Philip Morris Cos. Notes;
     6.80%; 12/1/2003                   500,000          523,586
   RJR Nabisco Capital Corp. Senior
     Notes; 8.75%; 4/15/2004            300,000          311,625

                                                         835,211
Copper Ores (0.25%)
   Asarco, Inc. Notes; 7.38%; 2/1/2003  300,000          303,317

Crude Petroleum & Natural Gas (0.66%)
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%; 6/15/2001                   250,000          268,240
   Union Oil of California
     Medium-Term Notes;
     7.77%; 4/19/2005                   500,000          535,166

                                                         803,406
Department Stores (3.36%)
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/2005                 $1,500,000       $1,588,349
   Harcourt General, Inc. Subordinated
     Notes; 9.50%; 3/15/2000            350,000          361,489
   J.C. Penney Co., Inc. Medium-Term
     Notes, Series A;
     6.88%; 10/15/2015                1,500,000        1,513,305
   Sears Roebuck Co. Medium-Term
     Notes; 9.05%; 2/6/2012             500,000          633,771

                                                       4,096,914
Drug Stores & Proprietary
Stores (1.28%)
   Rite Aid Corp. Senior Debentures;
     6.88%; 8/15/2013                 1,500,000        1,555,610

Electric Services (1.71%)
   Commonwealth Edison Co.
     Debentures; 6.95%; 7/15/2018     1,000,000        1,040,383
   Southern California Edison Co.
     Notes; 6.38%; 1/15/2006          1,000,000        1,043,250

                                                       2,083,633
Engines & Turbines (0.83%)
   Brunswick Corp. Debentures;
     7.38%; 9/1/2023                  1,000,000        1,013,698

Fabricated Rubber Products,
NEC (0.23%)
   M.A. Hanna Co. Senior Notes;
     9.38%; 9/15/2003                   250,000          282,972

Farm & Garden Machinery (1.24%)
   Case Corp. Notes; 7.25%; 1/15/2016 1,500,000        1,509,648

Federal & Federally Sponsored
Credit (0.84%)
   FNMA Benchmark Notes;
   5.75%; 4/15/2003                   1,000,000        1,027,154

Gas Production & Distribution (0.65%)
   Enron Corp. Notes;
     7.13%; 5/15/2007                   750,000          789,044

General Government, NEC (0.97%)
   Ontario Hydro Debentures;
     7.45%; 3/31/2013                   500,000          577,765
   Province of Saskatchewan, Canada
     Global Notes; 8.00%; 2/1/2013      500,000          601,220

                                                       1,178,985
General Industrial Machinery (0.85%)
   Timken Co. Medium-Term Notes;
     6.20%; 1/15/2008                 1,000,000        1,032,006

Gold & Silver Ores (0.59%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/2007                   750,000          714,184

Grain Mill Products (0.92%)
   Ralston Purina Co. Debentures;
     7.75%; 10/1/2015                 1,000,000        1,116,341

Groceries & Related Products (1.26%)
   Supervalu, Inc. Medium-Term Notes,
     Series B; 6.49%; 12/12/2005     $ 1,500,000      $1,536,276

Grocery Stores (1.84%)
   American Stores Co. Bonds;
     8.00%; 6/1/2026                  1,000,000        1,151,834
   Food Lion, Inc. Notes;
     7.55%; 4/15/2007                 1,000,000        1,096,528

                                                       2,248,362
Highway & Street Construction (1.45%)
   Foster Wheeler Corp. Notes;
      6.75%; 11/15/2005               1,900,000        1,772,341

Hospitals (0.44%)
   Columbia/HCA Healthcare Corp.
     Medium-Term Notes;
     8.70%; 2/10/2010                   500,000          539,065

Hotels & Motels (3.71%)
   Hilton Hotels Corp. Notes;
     7.70%; 7/15/2002                 1,500,000        1,526,879
   Marriott International, Inc. Notes;
     6.63%; 11/15/2003                3,000,000(a)     2,996,343

                                                       4,523,222
Household Furniture (0.44%)
   Masco Corp. Debentures;
     7.13%; 8/15/2013                   500,000          532,718

Industrial Inorganic Chemicals (1.46%)
   FMC Corp.
     Senior Notes; 6.38%; 9/1/2003      200,000          195,259
     Debentures; 7.75%; 7/1/2011      1,500,000        1,587,260

                                                       1,782,519
Life Insurance (0.89%)
   John Hancock Mutual Life Insurance
     Co. Surplus Notes;
     7.38%; 2/15/2024                 1,000,000(a)     1,083,954

Lumber & Construction
Materials (1.41%)
   Crane Co. Notes; 8.50%; 3/15/2004  1,524,000        1,722,783

Machinery, Equipment &
Supplies (0.64%)
   AAR Corp. Notes; 7.25%; 10/15/2003   750,000          780,967

Management & Public Relations (0.86%)
   ServiceMaster Co. Ltd. Notes;
     6.95%; 8/15/2007                 1,000,000        1,049,318

Millwork, Plywood & Structural
Members (0.10%)
   Georgia-Pacific Corp.
     Debentures; 9.50%; 12/1/2011       100,000          125,164

Miscellaneous Chemical
Products (0.38%)
   Ferro Corp. Senior Debentures;
     7.63%; 5/1/2013                    400,000          459,519

Miscellaneous Investing (3.09%)
   First Industrial LP Medium-Term
     Notes; 7.00%; 12/1/2006         $2,000,000      $ 1,981,456
   Washington REIT Senior Notes;
     7.25%; 8/13/2006                 1,000,000        1,007,258
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/2005                   750,000          782,537

                                                       3,771,251
Miscellaneous Metal Ores (0.87%)
   Cyprus Amax Minerals Notes;
     7.38%; 5/15/2007                   650,000          668,748
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/2002                   350,000          391,125

                                                       1,059,873
Mortgage Bankers & Brokers (1.67%)
   Chase Commercial Mortgage
     Securities Corp. Class C Notes;
     6.60%; 12/19/2007                2,000,000        2,032,320

Motor Vehicles & Equipment (0.74%)
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/2011                  700,000          906,963

Newpapers (1.38%)
   News America Holdings, Inc.
     Guaranteed Senior Notes;
     8.50%; 2/15/2005                 1,500,000        1,684,724

Oil & Gas Field Services (2.12%)
   Petroleum Geo-Services ASA
     Notes; 7.50%; 3/31/2007          2,000,000        2,126,988
   R&B Falcon Senior Notes;
     6.75%; 4/15/2005                   500,000          455,753

                                                       2,582,741
Operative Builders (1.66%)
   Pulte Corp.
     Senior Notes; 8.38%; 8/15/2004   1,000,000        1,057,119
     Notes; 7.63%; 10/15/2017         1,000,000          966,725

                                                       2,023,844
Paper & Paper Products (1.18%)
   Boise Cascade Office Products Corp.
     Notes; 7.05%; 5/15/2005          1,500,000        1,444,797

Paper Mills (1.65%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/2021                  200,000          254,033
   Champion International Corp. Notes;
     9.88%; 6/1/2000                    250,000          263,314
     7.10%; 9/1/2005                    875,000          910,325
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/2022            500,000          584,346

                                                       2,012,018
Personal Credit Institutions (5.11%)
   Commercial Credit Co. Notes;
     6.75%; 7/1/2007                 $2,000,000       $2,125,228
   General Motors Acceptance Corp.
     Medium-Term Notes;
     8.25%; 2/24/2004                   500,000          558,220
     Notes; 6.63%; 10/15/2005           500,000          527,316
   Household Finance Corp.
     5.88%; 11/1/2002                 3,000,000        3,019,710

                                                       6,230,474
 Petroleum Refining (3.38%)
   Ashland, Inc. Medium-Term Notes
     Series F; 8.54%; 1/13/2005         250,000          278,592
     7.71%; 5/11/2007                   500,000          544,507
     7.73%; 7/15/2013                   250,000          278,951
   Phillips Petroleum Co. Notes;
     9.38%; 2/15/2011                   500,000          642,433
   Sun Co., Inc.
     Notes; 7.13%; 3/15/04              200,000          209,775
     Debentures; 9.00%; 11/1/2024       500,000          616,069
   Tosco Corp. Notes; 7.25%; 1/1/07   1,500,000        1,557,098

                                                       4,127,425
Plastic Materials &  Synthetics (1.62%)
   Geon Co. Notes;
     6.88%; 12/15/2005                2,000,000        1,974,690

Pulp Mills (0.17%)
   International Paper Co. Medium-Term
     Notes; 9.70%; 8/15/2000            200,000          211,596

Railroads (1.66%)
   Union Pacific Corp.
     Notes; 6.40%; 2/1/2006           1,000,000        1,011,966
     Debentures; 7.00%; 2/1/2016      1,000,000        1,008,134

                                                       2,020,100
Rental of Railroad Cars (0.85%)
   Gatx Capital Corp. Medium-Term
     Notes, Series C; 6.86%;
     10/13/2005                       1,000,000        1,035,732

Sanitary Services (1.33%)
   Laidlaw, Inc. Senior Notes;
     7.88%; 4/15/2005                 1,045,000        1,097,642
   WMX Technologies, Inc. Notes;
     7.00%; 10/15/2006                  500,000          527,735

                                                       1,625,377
Search & Navigation Equipment (1.62%)
   Raytheon Co. Notes;
     6.40%; 12/15/2018                2,000,000(a)     1,974,918

Security Brokers & Dealers (3.85%)
   Bear Stearns Co., Inc. Senior Notes;
     7.00%; 3/1/2007                  2,500,000        2,601,223
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.38%; 1/15/2007                 2,000,000        2,093,922

                                                       4,695,145
Telephone Communication (9.55%)
   Airtouch Communications, Inc. Notes;
     6.65%; 5/1/2008                 $2,500,000      $ 2,651,735
   GTE Corp. Notes; 6.36%; 4/15/2006  2,500,000        2,628,723
   Sprint Capital Corp. Notes;
     5.70%; 11/15/2003                3,000,000        2,999,508
     8.13%; 7/15/2002                   500,000          544,789
   WorldCom, Inc. Notes;
     7.75%; 4/1/2007                  2,500,000        2,820,215

                                                      11,644,970
Variety Stores (0.16%)
   Dayton-Hudson Corp. Debentures;
     9.63%; 2/1/2008                    150,000          189,841

Water Supply (2.06%)
   Marlin Water Trust
     Senior Secured Notes;
     7.09%; 12/15/2001                2,500,000(a)     2,511,643

                                    Total Bonds      115,721,224

Asset-Backed Securities (1.74%)

Security Brokers & Dealers (1.74%)
   Merrill Lynch Mortgage Investors, Inc.
     Collateralized Mortgage-Backed
     Security, Series 95-C3, Class C;
     7.34%*; 12/26/2025               2,000,000        2,117,020

Commercial Paper (1.40%)

Personal Credit Institutions (1.40%)
   Investment in Joint Trade Account;
     Associates Corp.; 5.20%; 1/4/19991,704,934        1,704,934

           Total Portfolio Investments (98.01%)      119,543,178

Cash and receivables, net of liabilities (1.99%)       2,429,597

                     Total Net Assets (100.00%)     $121,972,775


(a)  Restricted security - See Note 4 to the financial statements.
 *   Variable rate.

CAPITAL VALUE ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (97.50%)

Bakery Products (1.43%)
   Sara Lee Corp.                       196,200      $ 5,530,388

Beverages (4.43%)
   Anheuser-Busch Cos., Inc.            135,000        8,859,375
   Pepsico, Inc.                        200,800        8,220,250

                                                      17,079,625
Books (0.51%)
   McGraw-Hill Cos., Inc.                19,300        1,966,187

Combination Utility Services (1.10%)
   Montana Power Co.                     75,000      $ 4,242,188

Commercial Banks (18.04%)
   Bank One Corp.                       152,434        7,783,661
   BankAmerica Corp.                    101,800        6,120,725
   BankBoston Corp.                      76,600        2,982,612
   Chase Manhattan Corp.                160,000       10,890,000
   Comerica, Inc.                       142,500        9,716,719
   First Union Corp.                    166,420       10,120,416
   Keycorp                              206,000        6,592,000
   Summit Bancorp.                      175,300        7,658,419
   Union Planters Corp.                 170,600        7,730,313

                                                      69,594,865
Commercial Printing (0.87%)
   R. R. Donnelley & Sons Co.            77,000        3,373,562

Communications Equipment (2.48%)
   Harris Corp.                         261,500        9,577,438

Computer & Office Equipment (1.50%)
   Hewlett-Packard Co.                   33,400        2,281,638
   International Business Machines Corp. 19,000        3,510,250

                                                       5,791,888
Crude Petroleum & Natural Gas (1.08%)
   Texaco, Inc.                          78,800        4,166,550

Department Stores (2.42%)
   Sears, Roebuck & Co.                 219,800        9,341,500

Drugs (7.25%)
   Abbott Laboratories                   51,900        2,543,100
   American Home Products Corp.         174,100        9,804,006
   Merck & Co., Inc.                     37,000        5,464,438
   Pharmacia & Upjohn, Inc.             179,000       10,135,875

                                                      27,947,419
Electric Lighting & Wiring
Equipment (1.61%)
   Cooper Industries, Inc.              130,200        6,208,912

Electric Services (3.08%)
   Dominion Resources, Inc.              44,400        2,075,700
   FPL Group, Inc.                       38,500        2,372,563
   Houston Industries, Inc.             231,000        7,420,875

                                                      11,869,138
Electrical Industrial Apparatus (0.88%)
   Emerson Electric Co.                  54,180        3,389,636

Electronic Distribution Equipment (0.66%)
   General Electric Co.                  25,000        2,551,562

Fats & Oils (0.91%)
   Archer Daniels Midland Co.           203,973        3,505,786

Grain Mill Products (2.93%)
   Kellogg Co.                          250,200        8,538,075
   Ralston-Ralston Purina Group          85,800        2,777,775

                                                      11,315,850
Greeting Cards (1.91%)
   American Greetings Corp.             179,000        7,350,187

Groceries & Related Products (1.97%)
   Sysco Corp.                          277,200      $ 7,605,675

Grocery Stores (1.15%)
   American Stores Co.                  120,000        4,432,500

Life Insurance (2.59%)
   American General Corp.               128,000        9,984,000

Machinery, Equipment &
Supplies (2.54%)
   Grainger (W. W.), Inc.               235,100        9,786,038

Management & Public Relations (1.72%)
   Dun & Bradstreet Corp.               209,900        6,624,969

Meat Products (0.73%)
   Tyson Foods, Inc.                    132,000        2,805,000

Medical Instruments & Supplies (0.38%)
   St. Jude Medical, Inc.                53,100(a)     1,470,206

Medical Services & Health
Insurance (0.67%)
   AON Corp.                             46,575        2,579,091

Metal Cans and Shipping
Containers (3.28%)
   Ball Corp.                            80,200        3,669,150
   Crown Cork & Seal Co., Inc.          291,600        8,984,925

                                                      12,654,075
Metal Forgings & Stamping (1.77%)
   Newell Co.                           165,500        6,826,875

Miscellaneous Converted
Paper Products (4.92%)
   Avery Dennison Corp.                 244,700       11,026,794
   Minnesota Mining & Mfg. Co.          111,900        7,958,887

                                                      18,985,681
Miscellaneous Food &
Kindred Products (0.24%)
   Universal Foods Corp.                 34,400          943,850

Miscellaneous Manufacturers (0.00%)
   Tyco International Ltd.                    3              226

Paper Mills (2.78%)
   Kimberly Clark Corp.                 196,900       10,731,050

Petroleum Refining (5.35%)
   Amoco Corp.                            4,000          241,500
   Atlantic Richfield Co.               102,400        6,681,600
   Chevron Corp.                        100,000        8,293,750
   Exxon Corp.                           74,000        5,411,250

                                                      20,628,100
Plumbing & Heating,
Except Electric (2.21%)
   Masco Corp.                          296,400      $ 8,521,500

Rental of Railroad Cars (2.16%)
   Gatx Corp.                           220,000        8,332,500

Sanitary Services (2.33%)
   Browning-Ferris Industries, Inc.     316,000        8,986,250

Telephone Communication (7.62%)
   AT&T Corp.                           121,500        9,142,875
   SBC Communications, Inc.             195,384       10,477,467
   U.S. West, Inc.                      151,000        9,758,375

                                                      29,378,717

                            Total Common Stocks      376,078,984


--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Commercial Paper (5.10%)

Business Credit Institutions (0.21%)
   Household Finance Corp.;
     6.00%; 1/4/1999                 $  805,000      $   804,597

Personal Credit Institutions (4.89%)
   Investment in Joint Trade Account,
     Associates Corp.; 5.20%;
     1/4/1999                        18,157,736       18,157,736
   American Express Credit Corp.;
     6.10%; 1/5/1999                    715,000          714,515

                                                      18,872,251

                         Total Commercial Paper       19,676,848

          Total Portfolio Investments (102.60%)      395,755,832

Liabilities, net of cash and receivables  (-2.60%)   (10,032,039)

                     Total Net Assets (100.00%)     $385,723,793


(a) Non-income producing security - No dividend paid during the past twelve months.

GOVERNMENT SECURITIES ACCOUNT

--------------------------------------------------------------------------------
                                             Principal
    Type    Rate      Maturity                Amount          Value
--------------------------------------------------------------------------------

Government National Mortgage Association (GNMA)
Certificates (25.47%)

GNMA I      6.50%  5/15/2026-8/15/2028       $ 2,837,339    $ 2,865,572
GNMA I      7.00   1/15/2024-5/15/2028         5,526,961      5,655,573
GNMA I      7.50   1/15/2027-2/15/2027         1,524,432      1,571,346
GNMA I      8.00   10/15/2016-6/15/2017          919,505        963,982
GNMA II     6.00   5/20/2024-7/20/2028        21,929,719     21,628,118
GNMA II     6.50   12/15/2025-2/20/2026        3,297,705      3,312,785

                   Total GNMA Certificates                   35,997,376

Federal National Mortgage Association (FNMA)
Certificates (15.12%)

FNMA       5.50   5/1/2024                    1,052,982      1,019,583
FNMA       6.00  11/1/2023-11/1/2028          5,396,876      5,325,946
FNMA       6.50  11/1/2023-9/1/2028           8,934,800      8,996,149
FNMA       7.00   8/1/2023-11/1/2027          3,816,949      3,895,661
FNMA       7.50   4/1/2022-7/1/2027           1,306,008      1,341,776
FNMA Gold  6.50   8/15/2025                     774,921        779,781

                   Total FNMA Certificates                  21,358,896

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (28.04%)

FHLMC       6.50%  6/1/2018                    966,882        977,768
FHLMC       7.50   3/1/2023                    176,603        179,867
FHLMC Gold  5.50   2/15/2024-3/1/2024        1,210,027      1,171,721
FHLMC Gold  6.00   12/1/2023-1/1/2026        2,477,266      2,449,930
FHLMC Gold  6.50   4/1/2024-12/1/2028       16,796,904     16,922,070
FHLMC Gold  7.00   9/1/2023-10/1/2028       15,406,361     15,712,134
FHLMC Gold  7.50   2/1/2022-12/1/2027        2,157,980      2,216,697

                       Total FHLMC Certificates            39,630,187

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Student Loan Marketing Association (SLMA)
Certificates (14.17%)

Student Loan Marketing Association
   Debentures;
     7.30%; 8/1/2012                $10,000,000      $11,756,880
     8.47%; 12/1/2008                 1,000,000        1,240,465
     9.15%; 12/1/2004                 1,200,000        1,437,648
   Global Notes;
     5.89%; 11/17/1999                1,500,000        1,511,161
     6.05%; 9/14/2000                 1,000,000        1,016,710
   Medium-Term Notes;
     5.57%; 3/17/2000                 1,000,000        1,006,640
   Notes;
     6.13%; 12/1/2005                 1,560,000        1,642,742
     9.25%; 6/1/2004                    350,000          415,218

                        Total SLMA Certificates       20,027,464

Private Export Funding Corporation (PEFCO)
Certificates (13.90%)

Private Export Funding Corp.
   Notes;
     7.90%; 3/31/2000                $1,550,000      $ 1,603,590
     8.40%; 7/31/2001                 1,000,000        1,080,115
   Secured Notes;
     6.62%; 10/1/2005                 2,000,000        2,155,278
     9.45%; 12/31/1999                5,200,000        5,422,040
   Series KK, Senior Secured Notes;
     8.75%; 6/30/2003                 1,123,000        1,278,696
   Series SS, Senior Secured Notes;
     5.50%; 3/15/2001                 3,375,000        3,407,427
     5.80%; 2/1/2004                  2,200,000        2,248,323
     7.03%; 10/31/2003                2,275,000        2,449,256

                       Total PEFCO Certificates       19,644,725

Other Federal Agencies (2.11%)

Agency-Backed Bonds (2.11%)

   Tennessee Valley Authority Bonds;
     6.50%; 8/20/2001                 1,000,000        1,035,868
   Tennessee Valley Authority
     Global Notes; 0.00%; 5/1/2000    1,000,000(a)       937,549
   Tennessee Valley Authority
     Notes; 5.28%; 9/14/2001          1,000,000        1,005,743

                   Total Other Federal Agencies        2,979,160

Federal Agency Short-Term Obligations (1.17%)

Federal & Federally Sponsored
Credit (1.17%)

   Investment in Joint Trading Account,
     Federal Home Loan Bank System;
     4.30%; 1/4/1999                  1,646,874        1,646,284

           Total Portfolio Investments (99.98%)      141,284,092

Cash and receivables, net of liabilities (0.02%)          33,134

                     Total Net Assets (100.00%)     $141,317,226


(a)  Non-income producing security - zero-coupon bond.

GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (97.01%)

Advertising (1.53%)
   Interpublic Group of Cos., Inc.       50,000      $ 3,987,500

Beverages (2.47%)
   Coca-Cola Co.                          9,600          642,000
   Pepsico, Inc.                        140,900        5,768,094

                                                       6,410,094
Carpets & Rugs (0.51%)
   Shaw Industries, Inc.                 54,800        1,328,900

Cash Grains (0.93%)
   Pioneer Hi-Bred International, Inc.   89,700        2,421,900

Commercial Banks (10.62%)
   Bank One Corp.                       110,300        5,632,194
   BankAmerica Corp.                     60,751        3,652,654
   Chase Manhattan Corp.                 78,100        5,315,681
   Firstar Corp. of Wisconsin            24,852        2,317,449
   FirstMerit Corp.                      43,800        1,177,125
   National City Corp.                   22,980        1,666,050
   US Bancorp.                          164,000        5,822,000
   Wells Fargo Co.                       50,000        1,996,875

                                                      27,580,028
Communications Equipment (3.56%)
   General Instrument Corp.              82,700(a)     2,806,631
   Lucent Technologies                   40,000        4,400,000
   Northern Telecom Ltd.                 40,800        2,045,100

                                                       9,251,731
Computer & Data Processing (2.71%)
   GTECH Holdings Corp.                  82,100(a)     2,103,813
   Microsoft Corp.                       35,600(a)     4,937,275

                                                       7,041,088
Computer & Office Equipment (6.46%)
   Automatic Data Processing, Inc.       54,800        4,394,275
   Ceridian Corp.                        81,800(a)     5,710,663
   Compaq Computer Corp.                 31,752        1,331,599
   Hewlett-Packard Co.                   30,000        2,049,375
   International Business Machines Corp. 11,000        2,032,250
   Pitney Bowes, Inc.                    19,200        1,268,400

                                                      16,786,562
Consumer Products   (1.57%)
   Philip Morris Cos., Inc.              76,000        4,066,000

Department Stores (1.37%)
   Federated Department Stores           40,000(a)     1,742,500
   May Department Stores                 30,000        1,811,250

                                                       3,553,750
Drugs (16.16%)
   American Home Products Corp.         107,200      $ 6,036,700
   Bristol-Myers Squibb Co.              30,800        4,121,425
   Forest Laboratories, Inc.             71,200(a)     3,786,950
   Genzyme Corp. - General Division      43,300(a)     2,154,175
   Johnson & Johnson                     71,400        5,988,675
   Lilly (Eli) & Co.                     43,600        3,874,950
   Merck & Co., Inc.                     38,000        5,612,125
   Pharmacia & Upjohn, Inc.             104,000        5,889,000
   Smithkline Beecham PLC ADR            65,100        4,524,450

                                                      41,988,450
Eating & Drinking Places (0.22%)
   McDonald's Corp.                       7,600          582,350

Electrical Goods (0.35%)
   Avnet, Inc.                           15,000          907,500

Electronic Components &
Accessories (4.06%)
   Intel Corp.                           57,800        6,852,913
   Linear Technology Corp.               41,200        3,689,975

                                                      10,542,888
Electronic Distribution Equipment (0.43%)
   General Electric Co.                  10,900        1,112,481

Federal & Federally Sponsored
Credit (3.23%)
   Federal Home Loan Mortgage Corp.      42,500        2,738,594
   Federal National Mortgage Association 76,500        5,661,000

                                                       8,399,594
Fire, Marine & Casualty
Insurance (2.13%)
   Citigroup, Inc.                      111,598        5,524,101

Footwear, Except Rubber (0.62%)
   Stride Rite Corp.                    184,700        1,616,125

General Industrial Machinery (3.59%)
   Ingersoll-Rand Co.                    45,450        2,133,309
   Tyco International Ltd.               95,200        7,181,650

                                                       9,314,959
Grain Mill Products (2.74%)
   General Mills, Inc.                   20,000        1,555,000
   Ralston-Ralston Purina Group         171,700        5,558,787

                                                       7,113,787
Groceries & Related Products (1.59%)
   Sysco Corp.                          151,000        4,143,063

Grocery Stores (0.21%)
   Casey's General Stores, Inc.          42,400          552,525

Hospitals (1.23%)
   Humana, Inc.                          49,600(a)       883,500
   Universal Health Services, Inc., Class B44,500(a)   2,308,437

                                                       3,191,937
Hotels & Motels (2.16%)
   Marriott International, Inc., Class A193,900        5,623,100

Investment Offices (0.96%)
   AMVESCAP PLC Sponsored ADR            65,000      $ 2,502,500

Lumber & Other
Building Materials (2.11%)
   Home Depot, Inc.                      89,600        5,482,400

Medical Instruments & Supplies (2.52%)
   Becton, Dickinson & Co.               74,000        3,158,875
   Boston Scientific Corp.              126,200(a)     3,383,738

                                                       6,542,613
Medical Services &
Health Insurance (2.01%)
   AON Corp.                             25,950        1,436,981
   Foundation Health Systems, Inc.,
     Class A                            105,000(a)     1,253,438
   Pacificare Health Systems, Inc.,
     Class B                             11,011(a)       875,374
   Torchmark Corp.                       10,000          353,125
   United Healthcare Corp.               30,000        1,291,875

                                                       5,210,793
Miscellaneous Investing (2.00%)
   Cendant Corp.                        273,108(a)     5,206,121

Miscellaneous Converted
Paper Products (0.44%)
   Minnesota Mining & Mfg. Co.           16,100        1,145,112

Miscellaneous Fabricated
Metal Products (0.50%)
   Parker-Hannifin Corp.                 39,750        1,301,813

Miscellaneous Food &
Kindred Products (0.50%)
   Bestfoods                             24,200        1,288,650

Miscellaneous Plastics
Products, NEC (0.13%)
   Rubbermaid, Inc.                      10,900          342,669

Miscellaneous Shopping
Goods Stores (0.17%)
   Toys `R' Us, Inc.                     26,000(a)       438,750

Motor Vehicles & Equipment (0.71%)
   Dana Corp.                            45,100        1,843,462

Oil & Gas Field Service  (0.89%)
   Schlumberger Ltd.                     50,000        2,306,250

Petroleum Refining (1.37%)
   Atlantic Richfield Co.                18,200        1,187,550
   Exxon Corp.                           32,300        2,361,938

                                                       3,549,488
Plumbing & Heating,
Except Electric (0.84%)
   Masco Corp.                           76,200        2,190,750

Radio, Television &
Computer Stores (0.16%)
   Tandy Corp.                           10,000          411,875

Refrigeration & Service
Machinery (0.30%)
   Tecumseh Products Co.                 16,800      $   783,300

Sanitary Services (0.62%)
   Browning-Ferris Industries, Inc.      32,000          910,000
   Waste Management, Inc.                15,225          709,866

                                                       1,619,866
Soap, Cleaners & Toilet Goods (2.60%)
   Colgate-Palmolive Co.                 25,500        2,368,312
   Ecolab, Inc.                         121,200        4,385,925

                                                       6,754,237
Sugar & Confectionery Products (0.86%)
   Wrigley (Wm.) Jr. Co.                 25,000        2,239,062

Telephone Communication (5.00%)
   AT&T Corp.                            42,435        3,193,234
   MCI Worldcom, Inc.                   111,295(a)     7,985,416
   Motorola, Inc.                        29,800        1,819,663

                                                      12,998,313
Toys & Sporting Goods (0.48%)
   Mattel, Inc.                          54,250        1,237,578

Variety Stores (0.65%)
   Wal-Mart Stores, Inc.                 20,800        1,693,900

Women's & Children's
Undergarments (0.74%)
   Warnaco Group                         76,100        1,921,525

                            Total Common Stocks      252,051,440


--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Commercial Paper (3.42%)

Personal Credit Institutions (3.42%)
   Investment in Joint Trade Account,
       Associates Corp.;
       5.20%; 1/4/1999                  $8,900,087   $ 8,900,087


          Total Portfolio Investments (100.43%)      260,951,527

Liabilities, net of cash and receivables (-0.43%)     (1,123,914)

                     Total Net Assets (100.00%)     $259,827,613


(a) Non-income producing security - No dividend paid during the past twelve months.

HIGH YIELD ACCOUNT

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Bonds (92.25%)

Advertising (3.81%)
   Lamar Advertising Co.
     Senior Subordinated Notes;
     9.63%; 12/1/2006                  $500,000       $  535,000

Aircraft & Parts (1.89%)
   BE Aerospace Senior
     Subordinated Notes; 9.50%;
     11/1/2008                          250,000(a)       265,000

Cable & Other Pay TV
Services (6.71%)
   Century Communications Senior
     Notes; 8.75%; 10/1/2007            100,000          110,000
   Fox/Liberty Networks, Inc. Senior
     Notes; 8.88%; 8/15/2007            500,000          510,000
   Jones Intercable, Inc. Senior Notes;
     9.63%; 3/15/2002                   300,000          322,500

                                                         942,500
Cogeneration - Small Power
Producer (5.03%)
   AES Corp. Senior Subordinated
     Notes; 8.38%; 8/15/2007            500,000          503,750
   Calpine Corp. Senior Notes;
     8.75%; 7/15/2007                   200,000          202,000

                                                         705,750
Communications Equipment (2.78%)
   FWT, Inc. Senior Subordinated Notes;
     9.88%; 11/15/2007                  200,000           80,000
   Qwest Communications International
     Senior Notes; 7.50%; 11/1/2008     300,000(a)       309,750

                                                         389,750
Communications Services, NEC (2.07%)
   Level 3 Communications, Inc. Step-up
     Senior Discount Notes;
     12/1/2008                          500,000(a)(c)*   291,250

Computer & Data Processing
Services (1.64%)
   DecisionOne Corp. Senior
     Subordinated Notes;
     9.75%; 8/1/2007                    500,000          230,000

Crude Petroleum & Natural Gas (4.05%)
   Chesapeake Energy Corp. Senior
     Notes, Series A;
     9.63%; 5/1/2005                    500,000          375,000
   Ocean Energy, Inc. Senior
     Subordinated Notes;
     8.88%; 7/15/2007                   200,000          194,000

                                                         569,000
Eating & Drinking Places (4.34%)
   Cafeteria Operators L.P. Senior
     Secured Notes; 12.00%;
     12/31/2001                        $500,000        $ 510,000
   Foodmaker, Inc. Senior
     Subordinated Notes;
     8.38%; 4/15/2008                   100,000          100,000

                                                         610,000
Electric Services (0.67%)
   York Power Funding Ltd.
     Senior Secured Bonds;
     12.00%; 10/30/2007                 100,000(a)        93,750

Finance Services (1.41%)
   DVI, Inc. Senior Notes;
     9.88%; 2/1/2004                    200,000          198,500

Fuel Dealers (2.05%)
   Petroleum Heat & Power Co., Inc.
     Senior Subordinated Debentures;
     12.25%; 2/1/2005                   300,000          288,000

Funeral Service & Crematories (3.14%)
   Loewen Group International, Inc.
     Senior Guaranteed Notes;
     7.50%; 4/15/2001                   500,000          441,250

Grocery Stores (1.49%)
   Marsh Supermarkets Senior
     Subordinated Notes;
     8.88%; 8/1/2007                    200,000          209,000

Heavy Construction, Except
Highway (3.44%)
   Mastec, Inc. Senior Subordinated
     Notes; 7.75%; 2/1/2008             500,000          482,500

Hotels & Motels (3.73%)
   HMH Properties, Inc. Senior Notes;
     7.88%; 8/1/2008                    250,000          241,250
   John Q. Hammons Hotels, L.P. &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/2004            300,000          282,000

                                                         523,250
Industrial Inorganic Chemicals (0.36%)
   PT Tri Polyta Indonesia TBK
     Guaranteed Secured Notes;
     11.38%; 12/1/2003                  200,000(b)        50,000

Men's & Boys' Clothing Stores (0.96%)
   Edison Brothers Stores, Inc. Senior
     Notes; 11.00%; 9/26/2007           300,000          135,000

Miscellaneous Amusement,
Recreation Service (5.64%)
   Rio Hotel & Casino, Inc. Senior
     Subordinated Notes;
     9.50%; 4/15/2007                  $300,000       $  331,500
   Station Casinos, Inc. Senior
     Subordinated Notes, Series B
     9.63%; 6/1/2003                    200,000          207,280
   Station Casinos, Inc. Senior
     Subordinated Notes,
     8.88%; 12/1/2008                   250,000(a)       253,750

                                                         792,530
Miscellaneous Equipment Rental &
Leasing (3.48%)
   Rental Service Corp. Senior
     Subordinated Notes;
     9.00%; 5/15/2008                   500,000          488,750

Miscellaneous Shopping Goods
Stores (0.69%)
   Zale Corp. Senior Notes;
     8.50%; 10/1/2007                   100,000           96,500

Motor Vehicles, Parts & Supplies (3.61%)
   Special Devices, Inc. Senior
     Subordinated Notes;
     11.38%; 12/15/2008                 500,000(a)       507,500

Newspapers (1.50%)
   Hollinger International Publishing, Inc.
     Senior Subordinated Notes;
     9.25%; 3/15/2007                   200,000          211,000

Nursing & Personal Care
Facilities (1.33%)
   Integrated Health Services, Inc.
     Senior Subordinated Notes;
     9.25%; 1/15/2008                   200,000          187,000

Paper Mills (0.77%)
   Indah Kiat Finance Mauritius Ltd.
     Guaranteed Senior Notes;
     10.00%; 7/1/2007                   200,000          108,000

Personal Credit Institutions (1.00%)
   MacSaver Financial Services, Inc. Notes;
     7.60%; 8/1/2007                    200,000          140,000

Petroleum Refining (2.05%)
   Crown Central Petroleum Corp.
     Senior Notes; 10.88%; 2/1/2005     300,000          288,000

Pulp Mills (1.26%)
   Pen-Tab Industries, Inc. Senior
     Subordinated Notes;
     10.88%; 2/1/2007                   200,000          177,000

Radio & Television
Broadcasting (4.25%)
   Antenna TV S.A. Senior Notes;
     9.00%; 8/1/2007                   $100,000       $   85,000
   Chancellor Media Corp.
     Unsecured Notes;
     8.00%; 11/1/2008                   500,000(a)       511,250

                                                         596,250
Retail Stores, NEC (1.47%)
   Cole National Group, Inc.
     Senior Subordinated Notes;
     9.88%; 12/31/2006                  200,000          207,000

Telephone Communication (12.21%)
   Comcast Cellular Holdings Senior
     Notes; 9.50%; 5/1/2007             500,000          530,000
   Intermedia Communications, Inc.
     Senior Notes; 8.50%; 1/15/2008     200,000          190,000
   Lenfest Communications Senior
     Notes; 8.38%; 11/1/2005            200,000          216,000
   NEXTLINK Communications, Inc.
     Senior Notes; 9.00%; 3/15/2008     200,000          188,000
   Rogers Cablesystems, Ltd. Senior
     Secured Second Priority Notes;
     9.63%; 8/1/2002                    250,000          270,000
   Rogers Cantel, Inc. Senior Secured
     Debentures; 9.75%; 6/1/2016        300,000          321,000

                                                       1,715,000
Water Transportation
of Freight, NEC (3.42%)
   Cenargo International PLC
     First Mortgage Notes;
     9.75%; 6/15/2008                   500,000(a)       480,625

                                    Total Bonds       12,954,655

Commercial Paper (4.50%)

Personal Credit Institutions (4.50%)
   Investment in Joint Trade Account,
     Associates Corp.; 5.20%; 1/4/1999  631,894          631,894

           Total Portfolio Investments (96.75%)       13,586,549

Cash and receivables, net of liabilities (3.25%)         456,083

                     Total Net Assets (100.00%)      $14,042,632


(a)  Restricted security - See Note 4 to the financial statements.
(b)  Non-income producing security - Security in default
(c)  Non-income producing security - Zero-step coupon bond
 *   Variable Rate

INTERNATIONAL ACCOUNT

--------------------------------------------------------------------------------
                                         Shares
                                          Held          Value
--------------------------------------------------------------------------------

Common Stocks (95.47%)

Advertising (1.98%)
   WPP Group PLC                        502,100      $ 3,040,833

Beverages (0.90%)
   PanAmerican Beverages, Inc. ADR       63,100        1,376,369

Blast Furnace & Basic Steel
Products (0.21%)
   Tubos De Acero De Mexico SA ADR       50,000          321,875
Central Reserve Depositories (2.58%)
   National Westminster Bank            123,421        2,377,927
   Union Bank of Norway                  81,840        1,589,801

                                                       3,967,728
Commercial Banks (13.15%)
   Australia & New Zealand Banking Group   386,000     2,528,564
   Bank of Ireland                         166,833     3,666,790
   Barclays PLC                             54,748     1,177,790
   Kapital Holdings                         20,188       999,195
   Merita PLC, Class A                     462,460     2,941,016
   National Australia Bank Ltd.            110,986     1,674,628
   Royal Bank of Canada Montreal, Quebec    36,000     1,794,209
   San Paolo-IMI SPA                       147,345     2,609,311
   Svenska Handelsbanken AB Free            56,500     2,167,838
   Svenska Handelsbanken, Class A           15,000       632,900

                                                      20,192,241
Communications Equipment (2.06%)
   ECI Telecommunications Ltd. ADR       89,000        3,170,625

Communications Services, NEC (1.78%)
   Koninklijke KPN NV                    54,450        2,727,335

Computer & Office Equipment (1.48%)
   Orbotech Ltd. ADR                     48,000(a)     2,274,000

Concrete, Gypsum & Plaster
Products (1.49%)
   Lafarge SA                            24,000        2,281,415

Consumer Products (5.90%)
   Imasco Ltd.                          158,869        3,382,299
   Imperial Tobacco Group PLC           119,500        1,282,415
   Societe Nationale D'Exploitation
     Industrielle Des Tabacs
     et Allumettes                       34,000        2,130,323
   Swedish Match Co.                    623,000        2,267,400

                                                       9,062,437
Copper Ores (0.77%)
   Trelleborg AB, Class B               145,000        1,180,674

Deep Sea Foreign Transportation
of Freight (0.45%)
   Van Ommeren NV                        22,288    $     694,768

Drugs (3.85%)
   Novartis AG                            1,668        3,278,965
   Pharmacia & Upjohn, Inc.              46,500        2,633,063

                                                       5,912,028
Electric Services (0.92%)
   Enersis SA ADR                        55,000        1,419,688

Electrical Goods (0.98%)
   Smiths Industries PLC                107,000        1,498,983

Electronic Components &
Accessories (1.11%)
   Elec & Eltek
     International Co. Ltd. ADR         294,800        1,591,920
   Varitronix International Ltd.         63,000          117,912

                                                       1,709,832
Electronic Distribution
Equipment (2.64%)
   Phillips Electronics                  60,400        4,055,275

Engines & Turbines (0.83%)
   RHI AG                                31,000          808,197
   Scapa Group PLC                      281,000          465,190

                                                       1,273,387
Farm & Garden Machinery (0.77%)
New Holland NV                           86,000        1,177,125
Finance Services (1.14%)
   Takefuji Corp.                        24,000        1,755,372

Gas Production & Distribution (0.87%)
   OMV AG                                14,150        1,334,330

Industrial Inorganic Chemicals (0.53%)
   Kemira OY                            112,000(b)       807,381

Investment Offices (1.51%)
   AMVESCAP PLC                         298,800        2,311,716

Life Insurance (0.90%)
   QBE Insurance Group Ltd.             332,685        1,377,376
Meat Products (5.39%)
   Danisco AS                            44,700        2,423,108
   Orkla ASA, Class A                    52,000          774,666
   Orkla ASA, Class B                   122,000        1,593,303
   Unilever NV                           40,820        3,491,088

                                                       8,282,165
Miscellaneous Chemical Products (1.37%)
   Hoechst AG                            51,000        2,109,786

Miscellaneous Converted Paper
Products (1.20%)
   Bunzl PLC                            472,000        1,849,413
Miscellaneous Food &
Kindred Products (2.16%)
   Bols Wessanen (KON) CVA NL           142,000    $   1,831,119
   Greencore Group PLC                  328,000        1,484,375

                                                       3,315,494
Miscellaneous Non-Durable
Goods (2.37%)
   Desc S.A., Series B                1,160,000          973,537
   Diageo PLC                           237,205        2,665,939

                                                       3,639,476
Miscellaneous Primary
Metal Products (0.23%)
   Charter PLC                           64,000          347,135

Miscellaneous Textile Goods (1.00%)
   Esprit Holdings Ltd.               3,552,000        1,535,916

Miscellaneous Transportation
Equipment (1.28%)
   Autoliv, Inc.                         25,000          897,534
   Autoliv, Inc. ADR                     28,700        1,067,281

                                                       1,964,815
Motor Vehicles & Equipment (3.67%)
   Daimlerchrysler AG                    17,000        1,689,258
   E.C.I.A. Equipment & Composants        8,300        1,112,906
   Lucasvarity PLC                      461,000        1,518,683
   Mayflower Corp. PLC                  617,000        1,334,533

                                                       5,655,380
Newspapers (0.68%)
   Publishing & Broadcasting Ltd.       240,000        1,049,582

Oil & Gas Field Services (0.93%)
   ENI SPA                              217,000        1,421,318

Paperboard Containers & Boxes (0.83%)
   Buhrmann NV                           71,200        1,274,771

Personnel Supply Services (1.38%)
   Vedior NV                            107,490        2,119,252

Petroleum Refining (3.61%)
   Repsol Petroleo SA                    32,860        1,755,578
   Sasol Ltd.                           294,000        1,112,005
   YPF Sociedad Anonima ADR              96,000        2,682,000

                                                       5,549,583
Plastic Materials & Synthetics (1.11%)
   Astra AB                              84,000        1,709,941

Pulp Mills (2.35%)
   Lassila & Tikanoja Ltd. OY            73,200        1,807,126
   UPM-Kymmene OY                        64,140        1,798,807

                                                       3,605,933
Radio & Television Broadcasting (2.54%)
   Carlton Communications PLC           286,000        2,621,915
   Mirror Group PLC                     516,000        1,283,488

                                                       3,905,403
Security Brokers & Dealers (0.00%)
   Peregrine Investment Holdings Ltd.   685,000(a)(c)          0

Soap, Cleaners & Toilet Goods (2.99%)
   Benckiser NV, Class B                 36,150    $   2,369,333
   Reckitt & Colman PLC                 167,945        2,218,649

                                                       4,587,982
Special Industry Machinery (1.49%)
   Cookson Group                      1,057,000        2,286,227

Sugar & Confectionery Products (2.19%)
   Nestle                                 1,545        3,363,386

Telephone Communication (7.56%)
   Hellenic Telecom Organization SA ADR 185,000        2,451,250
   Nokia Corp., Class A ADR              23,600        2,842,325
   Telecom Corp. of New Zealand Ltd.    564,000        2,457,983
   Telecom Italia-DI                    612,575        3,863,672

                                                      11,615,230
Watches, Clocks, Watchcases &
Parts (0.34%)
   Tag Heuer International SA             7,600          523,458

                            Total Common Stocks      146,634,439

Preferred Stock (0.74%)

Commercial Banks (0.74%)
   National Australia Bank ECU           40,500        1,128,938

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Commercial Paper (3.50%)

Business Credit Institutions (3.50%)
   General Electric Capital Corp.;
     5.25%; 1/4/1999                 $5,375,000      $ 5,372,648

           Total Portfolio Investments (99.71%)      153,136,025

Cash and receivables, net of liabilities (0.29%)         451,890

                     Total Net Assets (100.00%)     $153,587,915


(a)  Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.
(c) On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.

                              International Account
                             Investments by Country


--------------------------------------------------------------------------------
                                 Total           Percentage of
     Country                     Value            Total Value
--------------------------------------------------------------------------------

   Argentina                 $  2,682,000                1.75%
   Australia                    7,759,087                5.07
   Austria                      2,142,527                1.40
   Canada                       5,176,508                3.38
   Chile                        1,419,687                0.93
   Denmark                      3,422,303                2.23
   Finland                     10,196,655                6.66
   France                       5,524,644                3.61
   Germany, Federal Republic    3,799,045                2.48
   Greece                       2,451,250                1.60
   Hong Kong                    1,653,828                1.08
   Israel                       5,444,625                3.56
   Italy                        7,894,301                5.16
   Japan                        1,755,372                1.15
   Mexico                       2,671,781                1.74
   Netherlands                 19,740,066               12.88
   New Zealand                  2,457,982                1.61
   Norway                       3,957,771                2.58
   Singapore                    1,591,920                1.04
   South Africa                 1,112,005                0.73
   Spain                        1,755,578                1.15
   Sweden                       9,923,569                6.48
   Switzerland                  7,165,809                4.68
   United Kingdom              33,432,001               21.82
   United States                8,005,711                5.23

                      Total  $153,136,025              100.00%

INTERNATIONAL SMALLCAP ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (97.36%)

Advertising (2.99%)
   Industrial & Financial Systems        18,800(a)(b)$   216,864
   United Group Ltd.                     98,000          174,317

                                                         391,181
Air Transportation, Scheduled (1.91%)
   Ryanair Holdings PLC ADR               6,600(a)       249,150

Airports, Flying Fields &
Services (3.62%)
   Aeroporti Di Roma                     11,600          101,304
   Auckland International Airport Ltd.  194,000(a)       271,577
   Virgin Express Holdings ADR           12,500(a)       100,000

                                                         472,881
Bakery Products (1.02%)
   Kamps AG                               2,100(a)       133,652

Central Reserve Depositories (0.86%)
   Union Bank of Norway                   5,760      $   111,892

Commercial Banks (1.39%)
   Banco Pastor SA                        2,900          182,157

Communications Equipment (2.27%)
   Gilat Satellite Networks Ltd.          1,100(a)        60,638
   Research in Motion Ltd.               35,300(a)       235,572

                                                         296,210
Communications Services, NEC (1.60%)
   RSL Communications Ltd.                7,100(a)       209,450

Computer & Data Processing
Services (9.12%)
   Computacenter PLC                     16,200(a)(b)    118,596
   Computershare Ltd.                    38,800          190,696
   Ecsoft Group PLC ADR                   4,800(a)       169,200
   Equant ADR                             4,600(a)       311,937
   Intentia International AB              2,100(a)        71,248
   IXOS Software AG                         600(a)       135,093
   Merkantildata ASA                     10,600          104,348
   New Dimension Software Ltd.            1,900(a)        91,438

                                                       1,192,556
Computer & Office Equipment (2.07%)
   Orbotech Ltd. ADR                      5,700(a)       270,038

Drugs (1.37%)
   Fabrica Espanola De Productos         11,000          178,557

Electric Services (3.00%)
   Independent Energy Holdings ADR       20,400(a)       183,600
   Vestas Wind Systems                    3,900(a)       208,961

                                                         392,561
Electrical Industrial Apparatus (0.54%)
   Doncasters PLC ADR                     4,400(a)        71,225

Electrical Work (2.25%)
   Internatio-Muller NV                   2,800           69,379
   Telesystem International Wireless, Inc.17,900(a)      224,341

                                                         293,720
Electronic Components &
Accessories (2.65%)
   Celestica, Inc.                        6,800(a)       167,875
   Elec & Eltek International ADR        33,000          178,200

                                                         346,075
Electronic Distribution
Equipment (4.15%)
   C/TAC NV                               6,300(a)       129,917
   JOT Automation Group OYJ               3,200(a)       133,352
   Techtronic Industries Co.            758,000          135,020
   Vtech Holdings Ltd.                   33,000          143,973

                                                         542,262
Fabricated Rubber
Products, NEC (1.68%)
   Semperit AG Holding                    2,000          219,789

Grocery Stores (0.95%)
   Superdiplo SA                          4,400(a)       124,058

Hose, Belting, Gaskets &
Packing (1.61%)
   Phoenix AG                            11,100          209,934

Hotels & Motels (0.50%)
   Choice Hotels Scandinavia             47,000(a)   $    66,008

Household Furniture (0.56%)
   Ekornes ASA                            9,200           73,660

Hunting, Trapping &
Game Propagation (1.58%)
   Rapala Normark Corp.                  23,800(a)       206,822

Investment Offices (0.76%)
   Tyndall Australia Ltd.                64,952           99,597

Life Insurance (1.01%)
   Scor SA                                2,000          132,295

Measuring & Controlling Devices (0.75%)
   Sensonor ASA                          37,600(a)        98,704

Meat Products (0.87%)
   Perkins Foods PLC                     49,000          113,321

Medical & Dental Laboratories (0.59%)
   QIAGEN NV                              1,200(a)        77,669

Medical Instruments & Supplies (1.08%)
   Cochlear Ltd.                         25,000          141,073

Metalworking Machinery (1.80%)
   Mikron Holding AG                      1,180          235,831

Miscellaneous Amusement,
Recreation Services (2.17%)
   Aristocrat Leisure Ltd.               15,000           63,483
   Tab Ltd.                             110,700(a)       219,992

                                                         283,475
Miscellaneous Business Services (0.36%)
   Enator AB                              1,700           47,190

Miscellaneous Electrical Equipment &
Supplies (2.07%)
   Kaba Holding AG, Class B                 550          270,298

Miscellaneous Food & Kindred
Products (1.30%)
   Greencore Group PLC                   37,700          170,613

Miscellaneous Manufacturers (0.91%)
   Docdata NV                            11,600(a)       118,678

Miscellaneous Non-Durable
Goods (2.23%)
   Austria Tabakwerke AG                  3,800          291,533

Miscellaneous Plastics
Products, NEC (1.21%)
   Airspray NV                            5,600(a)       158,153

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.        13,300(a)            87

Miscellaneous Transportation
Services (0.38%)
   ASG AB, Class B                        2,600           49,238

Motor Vehicles & Equipment (1.95%)
   E.C.I.A. Equipment & Composants          700      $    93,859
   Mayflower Corp. PLC                   74,700          161,572

                                                         255,431
Newspapers (1.36%)
   Newsquest PLC                         43,500(b)       177,319

Non-Classifiable Establishments (1.35%)
   Bure Investment Aktiebolaget AB       12,400(b)       175,929

Non-Residential Building
Construction (0.88%)
   Algeco                                 1,300          115,664

Oil & Gas Field Services (3.37%)
   Cie Generale De Geophysique            1,400(a)        81,629
   Det Sondenfjelds-Norske
     Dampskibsselskab                     7,900(a)        62,215
   Fortum Corp.                          33,400(a)       224,281
   Hydralift ASA, A Shares                8,400           37,487
   Petrolia Drilling ASA                 30,400(a)        35,512

                                                         441,124
Personnel Supply Services (2.74%)
   Dis Deutshcer Industries Service AG    1,400           65,565
   Unique International NV               12,800          293,286

                                                         358,851
Pulp Mills (2.66%)
   Lassila & Tikanoja Ltd. OY             8,600          212,312
   Miquel Y Costas                        4,000          135,506

                                                         347,818
Real Estate Agents & Managers (1.12%)
   Tornet Fastighet                      10,000          146,196

Sanitary Services (1.62%)
   De Sammensluttede Vognmand AS          2,400          211,176

Security Brokers & Dealers (4.11%)
   AOT NV                                16,500          202,220
   Kempen & Co. NV                        4,250          226,012
   Van Der Moolen Holdings                1,700          109,609

                                                         537,841
Services To Buildings (0.48%)
   Spotless Group Ltd.                   27,000           62,434

Special Industry Machinery (1.24%)
   Aixtron                                  880          161,943

Telephone Communication (8.45%)
   Aapt Ltd.                             77,800(a)       200,422
   Esat Telecom Group PLC ADR             5,300(a)       204,050
   Esprit Telecom Group PLC ADR           4,400(a)       205,700
   Metronet Communications ADR, Class B  14,800(a)       495,800

                                                       1,105,972
Trusts (0.85%)
   NHP PLC                               44,000          110,543


           Total Portfolio Investments (97.36%)       12,729,834

Cash and receivables, net of liabilities (2.64%)         345,318


                     Total Net Assets (100.00%)      $13,075,152



(a)  Non-income  producing  security - No dividend  paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
INTERNATIONAL SMALLCAP ACCOUNT (Continued)

                         International SmallCap Account
                             Investments by Country

--------------------------------------------------------------------------------
                              Total           Percentage of
     Country                   Value            Total Value
--------------------------------------------------------------------------------


   Australia               $ 1,152,014             9.05%
   Austria                     511,322             4.02
   Belgium                     100,000             0.79
   Canada                    1,123,675             8.83
   Denmark                     420,137             3.30
   Finland                     776,768             6.10
   France                      423,448             3.33
   Germany                     706,186             5.55
   Hong Kong                   278,993             2.19
   Ireland                     453,200             3.56
   Israel                      422,113             3.32
   Italy                       101,304             0.80
   Netherlands               1,696,861            13.32
   New Zealand                 271,577             2.13
   Norway                      589,825             4.63
   Singapore                   178,200             1.40
   Spain                       620,278             4.87
   Sweden                      706,665             5.55
   Switzerland                 506,130             3.98
   United Kingdom            1,691,138            13.28


               Total       $12,729,834           100.00%

MICROCAP ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (84.92%)

Aircraft & Parts (1.81%)
   Avteam, Inc.                           9,000(a)    $   34,875
   Tristar Aerospace Co.                  8,900           62,300

                                                          97,175
Blast Furnace & Basic Steel
Products (1.45%)
   Titan International, Inc.              8,200           77,900

Broadwoven Fabric Mills, Cotton (1.15%)
   Burlington Industries, Inc.            5,600(a)        61,600

Colleges & Universities (1.00%)
   Career Education Corp.                 1,800(a)        54,000

Commercial Banks (3.08%)
   Pacific Century Financial Corp.        6,800          165,750

Computer & Office Equipment (2.64%)
   Banctec, Inc.                          5,900(a)        74,119
   Black Box Corp.                        1,800(a)        68,175

                                                         142,294
Crude Petroleum & Natural Gas (1.98%)
   Swift Energy Co.                      10,800       $   79,650
   Tesoro Petroleum Corp.                 2,200           26,675

                                                         106,325
Cutlery, Handtools, & Hardware (0.98%)
   American Safety Razor Co.              4,400(a)        52,800

Drugs (1.54%)
   Perrigo Co.                            9,400           82,838

Eating & Drinking Places (1.79%)
   Friendly Ice Cream Corp.               4,600(a)        28,175
   Morton Restaurant Group, Inc.          3,600           67,950

                                                          96,125
Electric Services (2.07%)
   CMP Group, Inc.                        5,900          111,362

Electrical Industrial Apparatus (2.95%)
   Carbide Graphite Group, Inc.           2,800(a)        41,300
   Ucar International, Inc.               6,600          117,562

                                                         158,862
Electronic Components &
Accessories (7.71%)
   General Semiconductor, Inc.           10,300(a)        84,331
   Kemet Corp.                            8,400           94,500
   Memc Electronic Materials, Inc.       13,300          113,050
   Vishay Intertechnology, Inc.           8,500          123,250

                                                         415,131
Engineering & Architectural
Services (1.48%)
   Stone & Webster, Inc.                  2,400           79,800

Family Clothing Stores (1.25%)
   Syms Corp.                             7,500           67,500

Fire, Marine & Casualty
Insurance (2.43%)
   American Safety Insurance Group, Ltd.  4,000(a)        38,500
   Pxre Corp.                             3,400           85,213
   Symons International Group, Inc.       1,000            7,250

                                                         130,963
Freight Transportation
Arrangement (0.94%)
   Hub Group, Inc., Class A               2,600(a)        50,375

Groceries & Related Products (0.48%)
   Fleming Cos., Inc.                     2,500           25,937

Health & Allied Services, NEC (1.51%)
   American Physician Partners, Inc.     12,900(a)        81,431

Home Health Care Services (1.81%)
   Matria Healthcare, Inc.               33,800           97,175
Hotels & Motels (3.18%)
   Prime Hospitality Corp.               16,200          171,113

Industrial Machinery, NEC (1.02%)
   Denison International PLC              4,400(a)        55,000

Industrial Organic Chemicals (0.24%)
   Methanex Corp.                         2,600       $   13,162

Insurance Agents, Brokers &
Services (3.07%)
   Healthplan Services Corp.             12,800          147,200
   The Seibels Bruce Group, Inc.          5,400           18,225

                                                         165,425
Life Insurance (0.99%)
   Arm Financial Corp.                    2,400           53,250

Medical & Dental Laboratories (2.55%)
   Quest Diagnostics, Inc.                7,700          137,156

Medical Services & Health
Insurance (1.15%)
   Penn Treaty American Corp.             2,300           61,956

Miscellaneous Investing (2.03%)
   Prime Retail, Inc.                     4,400           43,175
   RFS Hotel Investors, Inc.              5,400           66,150

                                                         109,325
Miscellaneous Manufacturers (0.95%)
   Lydall, Inc.                           4,300           51,063

Miscellaneous Plastics
Products, NEC (0.45%)
   Spartech Corp.                         1,100           24,200

Miscellaneous Shopping Goods (3.54%)
   Finlay Enterprises, Inc.               1,800(a)        18,225
   Friedmans, Inc., Class A              16,800(a)       172,200

                                                         190,425
Miscellaneous Textile Goods (1.42%)
   Belden, Inc.                           3,600           76,275

Non-Ferrous Foundries (Casting) (1.01%)
   Wolverine Tube, Inc.                   2,600           54,600

Non-Store Retailers (1.35%)
   MDC Communications Corp., Class A      7,900           72,705

Nursing & Personal Care
Facilities (3.70%)
   Integrated Health Services, Inc.       9,600          135,600
   Mariner Post-Acute Network, Inc.      13,900           63,419

                                                         199,019
Oil & Gas Field Services (0.38%)
   BJ Services Co.                        1,300(a)        20,313

Professional & Commercial
Equipment (1.99%)
   Vanstar Corp.                         11,600          107,300
Real Estate Operators & Lessors (0.87%)
   Insignia/Esg Holdings, Inc.            3,866           46,875

Retail Stores, NEC (1.08%)
   Brookstone, Inc.                       3,400(a)        58,225

Rooming & Boarding Houses (0.18%)
   Bridgestreet Accomodations, Inc.       3,000(a)    $    9,563

Secondary Non-Ferrous Metals (0.69%)
   Ispat International NV                 4,800           37,200

Shoe Stores (1.17%)
   J. Baker, Inc.                        11,000           63,250

Special Industry Machinery (1.14%)
   Unova, Inc.                            3,400           61,625

Surety Insurance (6.10%)
   Amerin Corp.                           5,300(a)       125,212
   Esg Re Ltd.                            7,200          145,800
   Scpie Holdings, Inc.                   1,900           57,594

                                                         328,606
Trucking & Courier Services,
Except Air (2.79%)
   Allied Holdings, Inc.                  7,600(a)       109,250
   Landstar System, Inc.                  1,000           40,750

                                                         150,000
Watches, Clocks, Watchcases &
Parts (1.53%)
   Movado Group, Inc.                     3,100           82,537

Women's & Children's
Undergarments (0.30%)
   Tefron Ltd.                            2,500           16,406


           Total Portfolio Investments (84.92%)        4,571,917

Cash and receivables, net of liabilities (15.08%)        811,682

                     Total Net Assets (100.00%)       $5,383,599


(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (93.43%)

Blast Furnace & Basic Steel
Products (1.07%)
   Carpenter Technology Corp.            81,500       $2,765,906

Business Credit Institutions (1.25%)
   C.I.T. Group, Inc. - Class A         102,300        3,254,419

Carpets & Rugs (1.21%)
   Shaw Industries, Inc.                130,000        3,152,500

Chemicals & Allied Products (0.24%)
   Sigma-Aldrich Corp.                   21,300          625,688

Commercial Banks (8.28%)
   Associated Banc-Corp.                140,483      $ 4,802,763
   First Federal Capital Corp.          129,594        2,122,102
   Independent Bank Corp. Michigan       69,770        1,412,842
   Mercantile Bancorp., Inc.             33,390        1,540,114
   Merchants Bancorp., Inc.              45,800        1,293,850
   North Fork Bancorp., Inc.            188,220        4,505,516
   Peoples Heritage Financial
     Group, Inc.                        125,800        2,516,000
   Princeton National Bancorp., Inc.     54,000          884,250
   Summit Bancorp.                       55,250        2,413,734

                                                      21,491,171
Commercial Printing (0.35%)
   Merrill Corp.                         47,400          915,413

Computer & Data Processing
Services (9.29%)
   American Management Systems, Inc.     53,100(a)     2,124,000
   Cadence Design Systems, Inc.         128,100(a)     3,810,975
   Cerner Corp.                         123,500(a)     3,303,625
   HBO & Co.                            142,000        4,073,625
   ICG Communications, Inc.              69,000(a)     1,483,500
   Microsoft Corp.                       27,600(a)     3,827,775
   Synopsys, Inc.                       101,000(a)     5,479,250

                                                      24,102,750
Computer & Office Equipment (4.18%)
   3COM Corp.                            80,000(a)     3,585,000
   Cabletron Systems, Inc.              125,000(a)     1,046,875
   EMC Corp.                             73,000(a)     6,205,000

                                                      10,836,875
Construction & Related
Machinery (0.33%)
   Cooper Cameron Corp.                  35,000(a)       857,500

Crude Petroleum & Natural Gas (1.81%)
   Devon Energy Corp.                    85,000        2,608,437
   Newfield Exploration Co.             100,000(a)     2,087,500

                                                       4,695,937
Dairy Products (0.23%)
   Dreyer's Grand Ice Cream, Inc.        38,600          583,825

Department Stores (1.42%)
   Saks, Inc.                           116,440(a)     3,675,138

Drugs (5.58%)
   Centocor, Inc.                        76,600(a)     3,456,575
   Dura Pharmaceuticals, Inc.           151,500(a)     2,300,906
   Genzyme Corp. - General Division      45,060(a)     2,241,735
   Pharmacia & Upjohn, Inc.              34,400        1,947,900
   Watson Pharmaceuticals                72,000(a)     4,527,000

                                                      14,474,116
Electronic Components &
Accessories (3.14%)
   Intel Corp.                           31,100      $ 3,687,294
   Linear Technology Corp.               30,900        2,767,481
   Solectron Corp.                       18,300(a)     1,700,756

                                                       8,155,531
Engineering & Architectural
Services (1.29%)
   Paychex, Inc.                         64,900        3,338,294

Fabricated Rubber
Products, NEC (0.91%)
   Weatherford International            122,000(a)     2,363,750

Fire, Marine & Casualty
Insurance (1.02%)
   Berkley (W.R.) Corp.                  77,400        2,636,437

Footwear, Except Rubber (0.61%)
   Nine West Group, Inc.                101,700(a)     1,582,706

General Industrial Machinery (3.81%)
   Flow International Corp.             101,500(a)       983,281
   Kaydon Corp.                          97,000        3,886,063
   Pentair, Inc.                         58,000        2,309,125
   Roper Industries, Inc.               132,400        2,697,650

                                                       9,876,119
Grocery Stores (0.78%)
   Casey's General Stores, Inc.         155,400        2,025,056

Holding Offices (0.47%)
   ISB Financial Corp.                   55,700        1,232,363

Hose, Belting, Gaskets &
Packing (0.44%)
   Mark IV Industries                    88,218        1,146,834

Hospitals (2.53%)
   Humana, Inc.                         134,000(a)     2,386,875
   Universal Health Services,
     Inc., Class B                       80,400(a)     4,170,750

                                                       6,557,625
Hotels & Motels (2.23%)
   Four Seasons Hotel, Inc.             112,400        3,287,700
   Marriott International, Inc.,
     Class A                             86,500        2,508,500

                                                       5,796,200
Household Appliances (1.78%)
   Maytag Corp.                          74,400        4,631,400

Industrial Inorganic Chemicals (0.18%)
   ICN Pharmaceuticals, Inc.             20,346          460,328

Industrial Machinery, NEC (1.62%)
   Coltec Industries                    215,000(a)     4,192,500

Insurance Agents, Brokers &
Services (1.65%)
   Equifax, Inc.                        125,400        4,287,113

Investment Offices (1.23%)
   AMVESCAP PLC Sponsored ADR            83,220      $ 3,203,970

Iron & Steel Foundries (1.29%)
   Atchison Casting Corp.                61,200(a)       566,100
   Precision Castparts Corp.             62,700        2,774,475

                                                       3,340,575
Knitting Mills (0.78%)
   Russell Corp.                        100,000        2,031,250

Laundry, Cleaning, & Garment
Services (0.81%)
   G&K Services, Inc.                    39,525        2,104,706

Measuring & Controlling Devices (0.95%)
   ISCO, Inc.                                 1                3
   Millipore Corp.                       86,700        2,465,531

                                                       2,465,534
Meat Products (1.17%)
   Michael Foods, Inc.                  101,200        3,036,000

Medical Instruments & Supplies (2.34%)
   Boston Scientific Corp.               90,400(a)     2,423,850
   Steris Corp.                         128,000(a)     3,640,000

                                                       6,063,850
Medical Services & Health
Insurance (5.75%)
   Alternative Living Services          127,300(a)     4,360,025
   Foundation Health Systems, Inc.,
     Class A                            235,750(a)     2,814,266
   Orthofix International NV             77,600(a)     1,086,400
   Pacificare Health Systems, Inc., Class B27,898(a)   2,217,891
   Torchmark Corp.                       70,900        2,503,656
   United Healthcare Corp.               45,000        1,937,812

                                                      14,920,050
Miscellaneous Non-Metallic
Mineral Products (0.46%)
   Hexcel Corp.                         143,000(a)     1,197,625

Miscellaneous Business Services (0.11%)
   Cendant Corp.                         14,437(a)       275,205

Miscellaneous Chemical Products (0.87%)
   Cytec Industries                      51,200(a)     1,088,000
   Fuller (H.B.) Co.                     24,400        1,174,250

                                                       2,262,250
Miscellaneous Plastics
Products, NEC (0.97%)
   Rubbermaid, Inc.                      79,700        2,505,569

Office Furniture (0.49%)
   Chromcraft Revington, Inc.            77,000(a)     1,275,313

Offices & Clinics of Medical
Doctors (0.39%)
   Phycor, Inc.                         149,700(a)     1,019,831

Oil & Gas Field Services (0.91%)
   Diamond Offshore Drilling            100,000        2,368,750

Operative Builders (1.70%)
   D. R. Horton, Inc.                   159,500      $ 3,668,500
   Pulte Corp.                           26,842          746,543

                                                       4,415,043
Paints & Allied Products (0.68%)
   RPM, Inc.                            109,750        1,756,000

Personal Credit Institutions (0.09%)
   Firstplus Financial Group, Inc.       82,000(a)       225,500

Plastic Materials & Synthetics (0.47%)
   A. Schulman, Inc.                     54,200        1,229,663

Plumbing, Heating,
Air-Conditioning (1.20%)
   Apogee Enterprises, Inc.             276,100        3,106,125

Public Building &
Related Furniture (1.04%)
   BE Aerospace, Inc.                   128,800(a)     2,704,800

Refrigeration & Service
Machinery (0.27%)
   Tecumseh Products Co., Class A        15,300          713,362

Sanitary Services (1.63%)
   Browning-Ferris Industries, Inc.      62,800        1,785,875
   Republic Services, Inc., Class A     132,400(a)     2,441,125

                                                       4,227,000
Savings Institutions (4.90%)
   Greenpoint Financial Corp.           127,400        4,474,925
   Sterling Financial Corp.              62,000(a)     1,054,000
   TCF Financial Corp.                  202,600        4,900,388
   WSFS  Financial Corp.                135,000        2,278,125

                                                      12,707,438
Security Brokers & Dealers (1.01%)
   Jefferies Group, Inc.                 52,800        2,620,200

Telephone Communication (2.86%)
   Hyperion Telecommunications, Inc.,
     Class A                            100,000(a)     1,512,500
   McLeod USA, Inc.                     118,900(a)     3,715,625
   Winstar Communications, Inc.          56,000(a)     2,184,000

                                                       7,412,125
Toys & Sporting Goods (0.48%)
   Mattel, Inc.                          55,000        1,254,687

Trucking & Courier Services,
Except Air (0.50%)
   J.B. Hunt Transport Services, Inc.    56,900        1,308,700

Women's & Children's
Undergarments (0.38%)
   Warnaco Group, Class A                38,556          973,539


                            Total Common Stocks      242,438,154

--------------------------------------------------------------------------------
                                      Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Commercial Paper (7.74%)

Personal Credit Institutions (7.74%)
   Investment In Joint Trade
     Account, Associates Corp.;
     5.20%; 1/4/1999                $10,048,841      $10,048,841
   Household Finance Corp.;
     6.00%; 1/4/1999                 10,035,000       10,029,983


                         Total Commercial Paper       20,078,824

          Total Portfolio Investments (101.17%)      262,516,978

Liabilities, net of cash and receivables (-1.17%)     (3,046,770)


                     Total Net Assets (100.00%)      $259,470,208



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                                       Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (93.57%)

Advertising (1.43%)
   Snyder Communications, Inc.            2,550(a)    $   86,063
   Young & Rubicam, Inc.                  1,100(a)        35,612

                                                         121,675
Air Transportation, Scheduled (0.36%)
   Alaska Air Group, Inc.                   700(a)        30,975

Aircraft & Parts (1.05%)
   Gulfstream Aerospace Corp.             1,000(a)        53,250
   Sunstrand Corp.                          700           36,313

                                                          89,563
Automotive Rentals, No Drivers (1.36%)
   Hertz Corp., Inc.                      2,550          116,344

Bakery Products (0.33%)
   Earthgrains Co.                          900           27,844

Cement, Hydraulic (0.43%)
   Centex Construction Products             900           36,563

Combination Utility Services (4.38%)
   Commonwealth Energy Systems            1,600       $   64,800
   KeySpan Energy                         2,100           65,100
   Montana Power Co.                      1,950          110,297
   SCANA Corp.                            2,850           91,912
   Sierra Pacific Resources               1,100           41,800

                                                         373,909
Commercial Banks (7.42%)
   Centura Banks, Inc.                      400           29,750
   City National Corp.                    2,650          110,306
   Cullen Frost Bankers                     700           38,413
   First Tennessee National Corp.         2,450           93,253
   Mercantile Bankshares Corp.            2,450           94,325
   Old Kent Financial Corp.               2,100           97,650
   Regions Financial Corp.                2,200           88,688
   Wilmington Trust Corp.                   400           24,650
   Zions Bancorp.                           900           56,137

                                                         633,172
Communications Equipment (1.08%)
   Qualcom, Inc.                            200           10,363
   Tellabs, Inc.                          1,200(a)        82,275

                                                          92,638
Computer & Data Processing
Services (10.78%)
   America Online, Inc.                   2,400          372,300
   BMC Software, Inc.                     1,800(a)        80,213
   Computer Task Group                      800           21,700
   Compuware Corp.                        2,650(a)       207,031
   DST Systems, Inc.                        500(a)        28,531
   J.D. Edwards & Co.                       700(a)        19,863
   Network Associates                     1,550          102,687
   Sterling Software                      2,350(a)        63,597
   VERITAS Software Corp.                   400(a)        23,975

                                                         919,897
Computer & Office Equipment (2.41%)
   Apple Computer, Inc.                     800(a)        32,750
   International Game Technology          2,250           54,703
   Lexmark International                    800(a)        80,400
   NCR Corp.                                900           37,575

                                                         205,428
Crude Petroleum & Natural Gas (0.91%)
   Vastar Resources, Inc.                 1,800           77,737

Crushed & Broken Stone (0.46%)
   Vulcan Materials Co.                     300           39,469

Drugs (4.33%)
   Biogen, Inc.                           2,450(a)       203,350
   Elan Corp. PLC ADR                       500(a)        34,781
   Watson Pharmaceuticals                 2,100(a)       132,038

                                                         370,169
Drugs, Proprietaries & Sundries (0.83%)
   McKesson Corp.                           900           71,156

Eating & Drinking Places (0.33%)
   IHOP Corp.                               700(a)        27,956

Electric Services (4.44%)
   BEC Energy                             2,950       $  121,503
   Ipalco Enterprises, Inc.               2,000          110,875
   Pinnacle West Capital Corp.            2,550          108,056
   TECO Energy, Inc.                      1,350           38,053

                                                         378,487
Electrical Goods (0.70%)
   Arrow Electronics, Inc.                2,250(a)        60,047

Electrical Industrial Apparatus (0.77%)
   American Power Conversion              1,350(a)        65,391

Electronic Components &
Accessories (4.77%)
   Advanced Micro Devices, Inc.           1,650(a)        47,747
   Altera Corp.                           2,450(a)       149,144
   Linear Technology Corp.                1,200          107,475
   Maxim Integrated Products, Inc.        2,350          102,665

                                                         407,031
Family Clothing Stores (2.45%)
   Ross Stores, Inc.                      2,550          100,406
   TJX Cos., Inc.                         3,750          108,750

                                                         209,156
Fire, Marine & Casualty
Insurance (0.21%)
   Renaissance Holdings Ltd.                500           18,312

Forest Products (0.25%)
   Georgia Timber Group                     900           21,431

Gas Production & Distribution (2.21%)
   El Paso Natural Gas                    2,200           76,587
   National Fuel Gas Co.                  1,350           61,003
   Questar Corp.                          2,650           51,344

                                                         188,934
General Industrial Machinery (0.35%)
   Graco, Inc.                            1,000           29,500

Groceries & Related Materials (1.11%)
   SUPERVALU, Inc.                        1,800           50,400
   U.S. Foodservice, Inc.                   900(a)        44,100

                                                          94,500
Health & Allied Services, NEC (1.13%)
   Lincare Holdings, Inc.                 1,350           54,759
   Total Renal Care Holdings, Inc.        1,400(a)        41,388

                                                          96,147
Household Furniture (1.45%)
   Furniture Brands International, Inc.   2,750(a)        74,938
   Leggett & Platt, Inc.                  2,200           48,400

                                                         123,338
Iron Ores (0.09%)
   Cleveland-Cliffs, Inc.                   200            8,062

Life Insurance (0.67%)
   Nationwide Financial Services          1,100           56,856

Lumber & Construction
Materials (0.46%)
   Crane Co.                              1,300       $   39,244

Measuring & Controlling Devices (0.82%)
   Waters Corp.                             800(a)        69,800

Medical Instruments & Supplies (2.90%)
   Arterial Vascular Engineering            700(a)        36,750
   Biomet, Inc.                           2,200           88,550
   Steris Corp.                           4,300(a)       122,281

                                                         247,581
Medical Services & Health
Insurance (2.01%)
   Aflac, Inc.                            3,000          132,000
   Pacificare Health Systems, Inc.,
     Class B                                500           39,750

                                                         171,750
Men's & Boys' Clothing Stores (0.66%)
   Abercrombie & Fitch Co.                  800(a)        56,600

Men's & Boys' Furnishings (0.82%)
   Nautica Enterprises, Inc.                900           13,500
   V.F. Corp.                             1,200           56,250

                                                          69,750
Metal Cans & Shipping
Containers (1.18%)
   Ball Corp.                             2,200          100,650

Miscellaneous Chemical Products (1.24%)
   Cytec Industries                       2,300(a)        48,875
   Solutia, Inc.                          2,550           57,056

                                                         105,931
Miscellaneous Food & Kindred
Products (1.24%)
   Universal Foods Corp.                  3,850          105,634

Miscellaneous Plastics
Products, NEC (0.65%)
   Premark International, Inc.            1,600           55,400

Miscellaneous Shopping Goods
Stores (1.94%)
   Dollar Tree Stores, Inc.               1,750(a)        76,453
   Zale Corp.                             2,750(a)        88,688

                                                         165,141
Motion Picture Distribution &
Services (0.21%)
   King World Productions                   600(a)        17,663

Motor Vehicles & Equipment (1.15%)
   Federal Mogul Corp.                      700           41,650
   Magna International, Inc.                300           18,600
   Meritor Automotive, Inc.               1,800           38,138

                                                          98,388
Motorcycles, Bicycles & Parts (0.56%)
   Harley Davidson, Inc.                  1,000           47,375

Newspapers (1.59%)
   Harte-Hanks, Inc.                      1,300       $   37,050
   Knight Ridder, Inc.                      600           30,675
   Pulitzer Publishing Co.                  500           43,313
   The McClatchy Co., Class A               700           24,762

                                                         135,800
Non-Ferrous Rolling & Drawing (0.24%)
   General Cable Corp.                    1,000           20,500

Oil & Gas Field Services (0.95%)
   ENSCO International, Inc.              2,000           21,375
   Helmerich & Payne                      2,550           49,406
   R & B Falcon Corp.                     1,360           10,370

                                                          81,151
Paper & Paper Products (0.40%)
   United Stationers, Inc.                1,300(a)        33,800

Paperboard Mills (0.95%)
   Caraustar Industries, Inc.             2,850           81,403

Passenger Transportation
Arrangement (1.38%)
   Sabre Group Holdings, Inc.             2,650(a)       117,925

Petroleum Refining (0.85%)
   Sunoco, Inc.                           2,000           72,125

Plastic Materials & Synthetics (1.44%)
   Crompton & Knowles                     2,950           61,028
   Rohm & Haas Co.                        2,050           61,756

                                                         122,784
Preserved Fruits & Vegtables (0.83%)
   International Home Foods, Inc.         2,300(a)        38,813
   Lancaster Colony                       1,000           32,125

                                                          70,938
Professional & Commercial
Equipment (0.65%)
   Ingram Micro, Inc.                     1,100(a)        38,363
   Patterson Dental Co.                     400           17,400

                                                          55,763
Radio, Television & Computer
Stores (0.43%)
   Best Buy, Inc.                           600(a)        36,825

Railroad Equipment (0.90%)
   Trinity Industries, Inc.               2,000           77,000

Railroads (0.69%)
   Kansas City Southern Industries, Inc.  1,200           59,025

Research & Testing Services (0.84%)
   Quintiles Transnational Corp.          1,350           72,056

Savings Institutions (0.59%)
   Dime Bancorp., Inc.                    1,900           50,231

Schools & Educational
Services, NEC (0.39%)
   Sylvan Learning Systems, Inc.          1,100(a)    $   33,550

Security & Commodity Services (0.98%)
   Price (T. Rowe) Associates             2,450           83,912

Security Brokers & Dealers (0.26%)
   Edwards (A.G.), Inc.                     600           22,350

Soap, Cleaners & Toilet Goods (1.21%)
   Dial Corp.                             2,100           60,638
   Estee Lauder Co., Class A                500           42,750

                                                         103,388
Surety Insurance (0.79%)
   CMAC Investment Corp.                    600           27,563
   The PMI Group, Inc.                      800           39,500

                                                          67,063
Telephone Communication (2.18%)
   Century Telephone Enterprises          2,750          185,625

Water Transportation of
Passengers (0.48%)
   Royal Caribbean Cruises Ltd.           1,100           40,700

Water Transportation Services (0.22%)
   Tidewater, Inc.                          800           18,550


          Total Portfolio Investments  (93.57%)        7,985,058

Cash and receivables, net of liabilities (6.43%)         548,453


                     Total Net Assets (100.00%)       $8,533,511



(a) Non-income producing security - No dividend paid during the past twelve months.

MONEY MARKET ACCOUNT

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Commercial Paper (83.08%)

Asset Backed Securities (18.23%)
   CXC Inc.;
     5.48%; 1/13/1999                $1,000,000      $   998,173
     5.40%; 1/19/1999                 1,000,000          997,300
     5.35%; 1/25/1999                   450,000          448,395
     5.30%; 2/10/1999                   825,000          820,142
     5.30%; 2/10/1999                   450,000          447,350
   Ciesco, L.P.;
     5.38%; 1/5/1999                    700,000          699,582
     5.30%; 1/6/1999                  1,500,000        1,498,896
   Corporate Asset Funding Co.;
     5.35%; 1/5/1999                    975,000          974,420
     5.20%; 2/24/1999                 1,000,000          992,200
   Corporate Receivables Corp.;
     5.28%; 1/12/1999                $1,150,000      $ 1,148,145
     5.38%; 1/14/1999                   800,000          798,447
     5.38%; 2/1/1999                  1,000,000          995,372
     5.30%; 2/11/1999                   800,000          795,171
   Receivables Capital Corp.;
     5.50%; 1/04/1999                   800,000          799,633
     5.21%; 1/11/1999                   645,000          644,067
     5.15%; 1/13/1999                   750,000          748,712
     5.21%; 1/21/1999                   275,000          274,204
     5.40%; 1/29/1999                 1,100,000        1,095,380

                                                      15,175,589
Business Credit Institutions (6.11%)
   American Express Credit Corp.;
     5.85%; 1/6/1999                  2,375,000        2,373,070
   General Electric Capital Corp.;
     5.44%; 1/15/1999                   200,000          199,577
     5.44%; 1/15/1999                   300,000          299,365
     5.50%; 1/22/1999                   250,000          249,198
     5.43%; 2/19/1999                   300,000          297,783
     5.45%; 3/8/1999                    190,000          188,101
     5.42%; 3/12/1999                   300,000          296,838
     4.78%; 9/3/1999                    300,000          290,241
   International Lease Finance Corp.;
     5.06%; 2/18/1999                   900,000          893,928

                                                       5,088,101
Commercial Banks (1.19%)
   J.P. Morgan & Co., Inc.;
     5.02%; 3/25/1999                 1,000,000          988,426

Crude Petroleum & Natural Gas (2.39%)
   Chevron Oil Finance Co.;
     5.33%; 1/21/1999                 1,500,000        1,495,558
   Chevron U.K. Investment PLC
     4.90%; 3/18/1999                   500,000          494,828

                                                       1,990,386
Department Stores (3.02%)
   Penney (J.C.) Funding Corp.;
     5.14%; 2/23/1999                 1,000,000          992,433
   Sears Roebuck Acceptance Corp.;
     5.15%; 1/22/1999                   500,000          498,498
     5.14%; 1/27/1999                   775,000          772,123
     5.12%; 1/29/1999                   250,000          249,004

                                                       2,512,058
Electric Services (6.80%)
   Commed Fuel Co., Inc.;
     LOC Canadian Imperial
     Bank of Commerce;
     5.20%; 1/22/1999                   300,000          299,090
   Duke Energy Corp.;
     5.25%; 1/4/1999                  3,750,000        3,748,359
   Florida Power Corp.;
     4.91%; 2/2/1999                    500,000          497,818
   Potomac Electric Power Co.;
     5.50%; 1/28/1999                   345,000          343,577
   Southern California Edison;
     5.20%; 3/20/1999                   250,000          247,833
   Tampa Electric Co.;
     5.20%; 2/1/1999                    525,000          522,649

                                                       5,659,326
Farm & Garden Machinery (0.67%)
   Deere & Co.;
     4.80%; 6/14/1999                $  575,000      $   562,427

Fire, Marine & Casualty
Insurance (0.76%)
   General Reinsurance;
     5.25%; 1/28/1999                   639,000          636,484

Gas Production & Distribution (0.77%)
   Washington Gas Light Co.;
     5.15%; 1/19/1999                   640,000          638,352

Insurance Agents, Brokers &
Services (2.26%)
   Marsh & McLennan Cos.;
     5.45%; 2/26/1999                   850,000          842,794
     5.00%; 3/25/1999                   300,000          296,542
     5.06%; 3/26/1999                   750,000          741,145

                                                       1,880,481
Investment Offices (3.51%)
   Morgan Stanley Group, Inc.;
     5.21%; 1/14/1999                   700,000          698,683
     5.30%; 2/25/1999                   625,000          619,939
     4.90%; 3/26/1999                   500,000          494,283
     4.93%; 4/1/1999                    625,000          617,297
     4.84%; 4/23/1999                   500,000          492,471

                                                       2,922,673
Life Insurance (6.40%)
   AON Corp.;
     5.45%; 1/19/1999                 1,075,000        1,072,071
     5.30%; 2/19/1999                   800,000          794,229
   American General Corp.;
     5.40%; 1/4/1999                  1,875,000        1,874,156
     5.34%; 1/7/1999                    700,000          699,377
     5.34%; 1/8/1999                    400,000          399,585
     4.82%; 4/29/1999                   500,000          492,101

                                                       5,331,519
Miscellaneous Electrical Equipment &
Supplies (0.79%)
   Motorola, Inc.;
     4.90%; 4/14/1999                   670,000          660,607

Miscellaneous Investing (3.38%)
   Delaware Funding Corp.;
     5.30%; 1/20/1999                 1,500,000        1,495,804
     5.33%; 1/26/1999                   500,000          498,149
     5.50%; 2/4/1999                    825,000          820,715

                                                       2,814,668
Miscellaneous Manufacturers (3.67%)
   Dover Corp.;
     5.45%; 1/7/1999                    375,000          374,659
     5.22%; 1/14/1999                   690,000          688,700
     5.50%; 1/25/1999                 1,000,000          996,333
     5.60%; 1/27/1999                 1,000,000          995,956

                                                       3,055,648
Miscellaneous Plastics
Products, NEC (1.16%)
   Illinois Tool Works, Inc.;
     5.10%; 3/30/1999                   975,000          962,845

Mortgage Bankers & Brokers (4.12%)
   Countrywide Home Loan, Inc.;
     5.50%; 1/12/1999                $  400,000      $   399,328
     5.22%; 2/11/1999                 1,275,000        1,267,420
     5.22%; 2/12/1999                 1,175,000        1,167,844
     5.30%; 2/12/1999                   600,000          596,290

                                                       3,430,882
Personal Credit Institutions (9.47%)
   Associates First Capital Corp.;
     5.31%; 1/11/1999                 1,000,000          998,525
     5.35%; 1/12/1999                   750,000          748,774
     5.02%; 3/12/1999                   225,000          222,804
     4.93%; 5/3/1999                    560,000          550,644
     4.94%; 5/4/1999                    425,000          417,827
     4.90%; 6/1/1999                    200,000          195,889
     4.93%; 6/18/1999                   500,000          488,497
   Avco Financial Services;
     5.05%; 3/26/1999                   600,000          592,930
   Commercial Credit Co.;
     5.19%; 1/22/1999                   750,000          747,729
   Comoloco, Inc.;
     5.50%; 2/23/1999                   500,000          495,906
     5.48%; 3/5/1999                    100,000           99,041
     5.42%; 5/14/1999                   400,000          391,991
     4.72%; 5/20/1999                   300,000          294,533
     4.62%; 7/23/1999                   250,000          243,487
     4.88%; 8/27/1999                   450,000          435,482
     4.80%; 9/17/1999                   500,000          482,733
     4.91%; 9/24/1999                   500,000          481,860

                                                       7,888,652
Pipelines, Except Natural Gas (0.36%)
   Cortez Capital Corp.;
     5.32%; 1/28/1999                   300,000          298,803

Security Brokers & Dealers (8.02%)
   Bear Stearns Cos., Inc.;
     5.03%; 4/23/1999                 1,300,000        1,279,656
   Goldman Sachs Group, L.P.;
     5.40%; 1/4/1999                  1,350,000        1,349,393
     5.32%; 2/5/1999                  1,300,000        1,293,276
     5.22%; 3/12/1999                   350,000          346,447
     5.10%; 3/19/1999                   500,000          494,546
   Merrill Lynch & Co., Inc.;
     5.18%; 1/26/1999                 1,125,000        1,120,953
     5.51%; 2/8/1999                    250,000          248,546
     5.45%; 2/22/1999                   350,000          347,245
     5.48%; 3/8/1999                    200,000          197,991

                                                       6,678,053


                         Total Commercial Paper       69,175,980

Bonds (13.58%)

Business Credit Institutions (4.14%)
   American Express Credit Senior
     Notes;
     7.38%; 2/1/1999                 $  100,000      $   100,133
   CIT Group Holdings, Inc.
     Notes; 6.25%; 10/25/1999           250,000          252,210
     Senior Notes; 6.38%; 5/21/1999     800,000          801,726
   John Deere Capital Corp. Notes;
     6.30%; 6/1/1999                    150,000          150,362
   Ford Motor Credit Co. Notes;
     5.63%; 1/15/1999                   235,000          234,979
     8.00%; 1/15/1999                   101,000          101,078
     7.25%; 5/15/1999                 1,033,000        1,038,901
     6.38%; 9/15/1999                   150,000          151,192
     7.75%; 10/1/1999                   115,000          116,678
   Morgan Guaranty Trust Co. Notes;
     5.75%; 10/8/1999                   500,000          502,357

                                                       3,449,616
Consumer Products (0.12%)
   Philip Morris Notes;
     7.38%; 2/15/1999                   100,000          100,196

Department Stores (0.43%)
   J.C. Penney Co. Notes;
     6.88%; 6/15/99                     351,000          352,607

Electric Services (0.54%)
   Southern California Edison Co. 1st
     Ref. Mortgage Bonds;
     7.50%; 4/15/1999                   450,000          452,293

Fire, Marine & Casualty
Insurance (0.24%)
   Commercial Credit Co. Debentures;
     9.60%; 5/15/1999                   100,000          101,284
     6.70%; 8/1/1999                    100,000          100,480

                                                         201,764
Investment Offices (0.35%)
   Morgan Stanley Group, Inc. Notes;
     7.50%; 9/1/1999                    289,000          292,691

Life Insurance (0.48%)
   Transamerica Financial Corp. Senior
     Notes; 6.80%; 3/15/1999            400,000          400,824

Miscellaneous Equipment Rental &
Leasing (0.90%)
   International Lease Finance
     Corp. Notes;
     5.75%; 1/15/1999                   500,000          500,039
     7.50%; 3/1/1999                    150,000          150,485
     6.50%; 8/15/1999                   100,000          100,781

                                                         751,305
Motor Vehicles & Equipment (1.56%)
   General Motors Acceptance Corp.
     Notes;
     8.63%; 6/15/1999                   825,000          836,097
     8.40%; 10/15/1999                  450,000          460,694

                                                       1,296,791
Personal Credit Institutions (4.82%)
   American General Finance Corp.
     Senior Notes; 6.88%; 7/1/1999   $  155,000       $  155,777
   American General Corp. Notes;
     7.70%; 10/15/1999                  100,000          101,957
   Associates Corp. of North America
     Senior Notes;
     6.25%; 3/15/1999                   920,000          920,851
     7.50%; 5/15/1999                   500,000          502,956
     7.25%; 9/1/1999                    280,000          282,787
     8.25%; 12/1/1999                   100,000          102,676
   General Motors Acceptance Corp.
     Notes;
     6.55%; 4/23/1999                   300,000          301,220
     5.63%; 2/1/1999                    200,000          199,992
     7.13%; 6/1/1999                    723,000          727,242
   Household Finance Co. Notes;
     7.63%; 6/15/1999                   100,000          100,727
   Norwest Financial, Inc.;
     Notes; 6.05%; 11/19/1999           500,000          503,937
     Senior Notes; 6.25%; 3/15/1999     105,000          105,088

                                                       4,005,210


                                    Total Bonds       11,303,297


           Total Portfolio Investments (96.66%)       80,479,277

Cash and receivables, net of liabilities (3.34%)       2,783,545


                     Total Net Assets (100.00%)      $83,262,822

REAL ESTATE ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (98.88%)

Apartment REITs (23.85%)
   Apartment Investment &
     Management Co.                       4,000      $   148,750
   Archstone Communities Trust           16,000          324,000
   Avalonbay Communities, Inc.           10,000          342,500
   BRE Properties, Inc.                   8,800          217,800
   Camden Property Trust                  9,000          234,000
   Equity Residential Properties Trust    8,000          323,500
   Gables Residential Trust              11,300          262,019
   Irvine Apartment Communities, Inc.    16,700          532,313
   Walden Residential Properties, Inc.   10,600          216,637

                                                       2,601,519
Factory Outlet REITs (1.96%)
   Chelsea GCA Realty, Inc.               6,000          213,750

Hotel REITs (9.65%)
   Crestline Capital Corp.                2,270           34,901
   Felcor Lodging Trust, Inc.             7,000          161,437
   Host Marriott Corp.                   22,700          313,544
   Meristar Hospitality Corp.            18,000          334,125
   Sunstone Hotel Investors, Inc.        22,100          208,569

                                                       1,052,576
Mall REITs (12.26%)
   CBL & Associates Properties, Inc.     10,600      $   273,613
   General Growth Properties, Inc.        6,000          227,250
   Rouse Co.                              8,700          239,250
   Simon Property Group, Inc.            11,900          339,150
   Taubman Centers, Inc.                 18,800          258,500

                                                       1,337,763
Manufactured Housing REITs (3.29%)
   Manufactured Home Communities, Inc.    6,000          150,375
   Sun Communities, Inc.                  6,000          208,875

                                                         359,250
Mortgage, Mixed Use &
Miscellaneous REITs (5.73%)
   Bradley Real Estate, Inc.             21,200          434,600
   Eastgroup Properties, Inc.            10,300          189,906

                                                         624,506
Net Lease REITs (2.45%)
   Trinet Corporate Realty Trust, Inc.   10,000          267,500

Office & Industrial REITs (31.37%)
   Arden Realty Group, Inc.               6,400          148,400
   Cabot Industrial Trust                22,600          461,888
   Carramerica Realty Corp.              17,100          410,400
   Cornerstone Properties                12,000          187,500
   Duke Realty Investments, Inc.         11,200          260,400
   Equity Office Properties Trust         7,800          187,200
   First Industrial Realty Trust, Inc.   16,100          431,681
   Highwoods Properties, Inc.            10,300          265,225
   Kilroy Realty Corp.                   10,000          230,000
   Liberty Property Trust                 8,300          204,387
   Mack-Cali Realty Corp.                 6,100          188,337
   Prologis Trust                        10,000          207,500
   Spieker Properties, Inc.               6,900          238,913

                                                       3,421,831
Self Storage REITs (2.96%)
   Storage USA, Inc.                     10,000          323,125

Shopping Center REITs (5.36%)
   AMB Property Corp.                     2,600           57,200
   Burnham Pacific Properties, Inc.      14,900          179,731
   Federal Realty Investment Trust       14,700          347,288

                                                         584,219


           Total Portfolio Investments (98.88%)       10,786,039

Cash and receivables, net of liabilities (1.12%)         122,717


                     Total Net Assets (100.00%)      $10,908,756

SMALLCAP ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (91.73%)

Blast Furnace & Basic Steel
Products (1.41%)
   Carpenter Technology Corp.             4,100      $   139,144
   NS Group, Inc.                         7,100(a)        31,506

                                                         170,650
Commercial Banks (3.01%)
   Associated Banc-Corp.                  3,550          121,366
   First Federal Capital Corp.            9,300          152,287
   Valley National Bancorp.               3,200          90,200

                                                         363,853
Commercial Printing (2.17%)
   Bowne & Co., Inc.                      8,200          146,575
   World Color Press, Inc.                3,800(a)       115,662

                                                         262,237
Communications Equipment (3.78%)
   DSP Communications, Inc.              13,700(a)       209,781
   Sawtek, Inc.                           9,500(a)       166,250
   Spectrian Corp.                        6,400(a)        82,400

                                                         458,431
Communications Services, NEC (0.12%)
   Smartalk Teleservices, Inc.            5,250(a)        13,945

Computer & Data Processing
Services (7.47%)
   Advanced Communication System, Inc.    7,750(a)        96,875
   Barra, Inc.                            4,100(a)        96,862
   Cotelligent, Inc.                      9,000(a)       191,813
   GTECH Holdings Corp.                   3,100(a)        79,437
   Hypercom Corp.                         8,400(a)        82,950
   ICG Communications, Inc.               4,000(a)        86,000
   SPSS, Inc.                             4,000(a)        75,500
   Synopsys, Inc.                         3,600(a)       195,300

                                                         904,737
Computer & Office Equipment (2.39%)
   FORE Systems, Inc.                    10,000(a)       183,125
   Smart Modular Technologies, Inc.       3,800(a)       105,450

                                                         288,575
Construction & Related
Machinery (1.32%)
   JLG Industries, Inc.                  10,200          159,375

Crude Petroleum & Natural Gas (1.08%)
   Nuevo Energy Co.                      11,400(a)       131,100

Drugs (3.79%)
   Chirex, Inc.                           6,700(a)       143,213
   Dura Pharmaceuticals, Inc.             6,600(a)       100,237
   Inhale Therapeutic Systems, Inc.       5,300(a)       174,900
   Matritech, Inc.                       24,000(a)        39,750

                                                         458,100
Eating & Drinking Places (2.30%)
   CEC Entertainment, Inc.                3,600(a)   $    99,900
   Ruby Tuesday, Inc.                     8,400          178,500

                                                         278,400
Electric Services (1.41%)
   TNP Enterprises, Inc.                  4,500          170,719

Electronic Components &
Accessories (5.09%)
   DII Group, Inc.                       14,100(a)       328,706
   Hadco Corp.                            2,600(a)        91,000
   Microchip Technology, Inc.             5,300(a)       196,100

                                                         615,806
Family Clothing Stores (0.57%)
   Pacific Sunwear of California, Inc.    4,200(a)        68,775

Fire, Marine & Casualty
Insurance (2.16%)
   Berkley (W.R.) Corp.                   3,900          132,844
   HCC Insurance Holdings, Inc.           7,300          128,662

                                                         261,506
Footwear, Except Rubber (1.15%)
   Wolverine World Wide, Inc.            10,500          139,125

Furniture & Home Furnishing
Stores (0.93%)
   Cost Plus, Inc.                        3,600(a)       112,950

Gas Production & Distribution (1.08%)
   Piedmont Natural Gas Co.               3,600          130,050

General Industrial Machinery (2.34%)
   Kaydon Corp.                           3,400          136,212
   Regal-Beloit Corp.                     6,400          147,200

                                                         283,412
Grain Mill Products (1.13%)
   Ralcorp Holdings, Inc.                 7,500(a)       136,875

Groceries & Related Materials (1.07%)
   Universal Corp.                        3,700          129,963

Hospitals (1.12%)
   Universal Health Services, Inc., Class B2,600(a)      134,875

Hotels & Motels (0.25%)
   Lodgian, Inc.                          6,200(a)        30,225

Industrial Machinery, NEC (0.40%)
   Industrial Distribution Group, Inc.    6,300(a)        48,037

Industrial Organic Chemicals (0.64%)
   CFC International, Inc.                9,600(a)        76,800

Life Insurance (1.06%)
   MONY Group Inc.                        4,100(a)       128,381

Measuring & Controlling Devices (1.85%)
   Integrated Measurement Systems, Inc.   9,300(a)        69,750
   Quickturn Design Systems, Inc.        10,750(a)       153,859

                                                         223,609
Medical & Dental Laboratories (0.84%)
   Urocor, Inc.                          15,900(a)   $   101,363

Medical Instruments & Supplies (2.29%)
   Adac Laboratories                      5,000(a)        99,844
   Focal, Inc.                            4,900(a)        47,163
   Hologic, Inc.                         10,700(a)       129,737

                                                         276,744
Medical Services & Health
Insurance (0.00%)
   FPA Medical Management                 8,800(a)             9

Men's & Boy's Clothing Stores (2.04%)
   Abercrombie & Fitch Co.                2,800(a)       198,100
   Hot Topic, Inc.                        3,800(a)        48,925

                                                         247,025
Men's & Boys' Furnishings (3.06%)
   Nautica Enterprises, Inc.              4,700(a)        70,500
   Tommy Hilfiger Corp.                   5,000(a)       300,000

                                                         370,500
Metal Forgings & Stampings (1.06%)
   Varlen Corp.                           5,575          128,573

Metal Services, NEC (0.91%)
   BMC Industries, Inc.                  17,600          110,000

Miscellaneous Apparel &
Accessory Stores (1.19%)
   The Buckle, Inc.                       6,000(a)       144,000

Miscellaneous Chemical Products (1.15%)
   H.B. Fuller Co.                        2,900          139,562

Miscellaneous Converted Paper
Products (1.22%)
   Shorewood Packaging Corp.              7,200(a)       147,600

Miscellaneous Electrical Equipment &
Supplies (0.47%)
   Motorcar Parts & Accessories           5,000(a)        57,187

Miscellaneous Equipment Rental &
Leasing (0.37%)
   T & W Financial Corp.                  4,000(a)        45,000

Miscellaneous Fabricated Metal
Products (1.09%)
   Watts Industries, Inc.                 7,900          131,338

Miscellaneous Manufacturers (1.17%)
   Russ Berrie & Co.                      6,000          141,000

Miscellaneous Shopping Goods
Stores (0.83%)
   Zale Corp.                             3,100(a)        99,975

Miscellaneous Textile Goods (1.03%)
   Kellwood Co.                           5,000          125,000

Miscellaneous Non-Metallic
Mineral Products (0.22%)
   Hexcel Corp.                           3,200(a)   $    26,800

Motor Vehicles & Equipment (0.62%)
   United Auto Group, Inc.                8,200(a)        75,338

Motor Vehicles, Parts & Supplies (1.13%)
   Keystone Automotive Industries, Inc.   6,500(a)       136,094

Non-Ferrous Rolling & Drawing (0.27%)
   Titanium Metals Corp.                  3,800           32,300

Non-Store Retailers (1.02%)
   USA Floral Products, Inc.             10,700(a)       123,050

Office Furniture (0.99%)
   Kimball International, Inc., Class B   6,300          119,700

Oil & Gas Field Services (1.37%)
   Marine Drilling Co., Inc.              4,700(a)        36,131
   Pride International, Inc.             18,300(a)       129,244

                                                         165,375
Personal Credit Institutions (0.07%)
   Firstplus Financial Group, Inc.        3,000(a)         8,250

Personnel Supply Services (0.69%)
   RemedyTemp, Inc.                       5,500(a)        83,188

Petroleum Refining (0.73%)
   IRI International Corp.               22,000(a)        88,000

Photographic Equipment &
Supplies (1.54%)
   Imax Corp.                             5,900(a)       186,588

Plumbing, Heating &
Air Conditioning (1.06%)
   Apogee Enterprises, Inc.              11,400          128,250

Public Building & Related
Furniture (0.47%)
   BE Aerospace, Inc.                     2,700(a)        56,700

Rubber & Plastics Footwear (0.72%)
   Vans, Inc.                            12,700(a)        87,313

Savings Institutions (0.99%)
   Community First Bankshares, Inc.       5,700          120,056

Security Brokers & Dealers (1.15%)
   Jefferies Group, Inc.                  2,800          138,950

Soap, Cleaners & Toilet Goods (1.63%)
   Carter-Wallace, Inc.                   6,900          135,413
   Digene Corp.                          11,200(a)        62,300

                                                         197,713
Surety Insurance (1.07%)
   Enhance Financial Services Group, Inc. 4,300          129,000

Telephone Communication (1.01%)
   Audiovox Corp., Class A               20,500(a)   $   121,719

Trucking & Courier Services (1.07%)
   Werner Enterprises, Inc.               7,300          129,119

Women's Accessory &
Specialty Stores (1.22%)
   Claire's Stores, Inc.                  7,200          147,600

Women's Clothing Stores (2.88%)
   St. John Knits, Inc.                   4,900          127,400
   Wet Seal, Inc., Class A                7,300(a)       220,369

                                                         347,769


                            Total Common Stocks       11,094,259

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Federal Agency Short-Term Obligations (6.54%)
Federal & Federally Sponsored
Credit (6.54%)
   Investment in Joint Trade Account;
   Federal Home Loan Bank System;
    4.30%; 01/04/1999                  $790,856      $   790,573


           Total Portfolio Investments (98.27%)       11,884,832

Cash and receivables, net of liabilities (1.73%)         209,473


                     Total Net Assets (100.00%)      $12,094,305



(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP GROWTH ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (88.61%)

Accounting, Auditing &
Bookkeeping (1.44%)
   Profit Recovery Group
     International, Inc                   3,250(a)    $  121,672

Advertising (1.89%)
   TMP Worldwide, Inc.                    3,800(a)       159,600

Apparel, Piece Goods & Notions (1.63%)
   Men's Wearhouse, Inc.                  4,350(a)    $  138,113

Business Credit Institutions (0.71%)
   Resource America, Inc.                 6,650           60,266
Communications Equipment (1.48%)
   RF Micro Devices, Inc.                 2,700(a)       125,213

Computer & Data Processing
Services (27.92%)
   Aspen Technology, Inc.                 7,200(a)       104,400
   Axent Technologies, Inc.               3,250(a)        99,328
   Ciber, Inc.                            5,450(a)       152,259
   CMGI, Inc.                               300(a)        31,950
   Eclipsys Corp.                         2,850(a)        82,650
   Engineering Animation, Inc.              900(a)        48,600
   ICG Communications, Inc.               3,300(a)        70,950
   Icon CMT Corp.                         2,800(a)        44,800
   Infoseek Corp.                         1,300(a)        64,187
   Lycos, Inc.                              900(a)        50,006
   Macromedia, Inc.                       4,350(a)       146,541
   Mercury Interactive Corp.              2,200(a)       139,150
   Metro Information Services, Inc.       3,800(a)       114,000
   Mindspring Enterprises, Inc.             800(a)        48,850
   New Era of Networks, Inc.              3,300(a)       145,200
   PRI Automation, Inc.                   5,450(a)       141,700
   Quadramed Corp.                        3,900(a)        79,950
   Sapient Corp.                          1,500(a)        84,000
   Software Ag Systems, Inc.              4,300(a)        77,937
   Spyglass, Inc.                         7,650(a)       168,300
   Tier Technologies, Class B             9,350(a)       161,288
   TSI International Software Ltd.        3,600(a)       172,350
   USWeb Corp.                            5,100(a)       134,512

                                                       2,362,908
Computer & Office Equipment (1.26%)
   Micros Systems, Inc.                   3,250(a)       106,844

Crude Petroleum & Natural Gas (0.81%)
   Basin Exploration, Inc.                5,450(a)        68,466

Dairy Farms (0.80%)
   Horizon Organic Holding Corp.          4,350(a)        67,425

Drugs (1.69%)
   Theragenics Corp.                      8,500(a)       142,906

Electronic Components &
Accessories (3.38%)
   American Xtal Technology, Inc.         6,550(a)        59,769
   Applied Micro Circuits Corp.           4,350(a)       147,764
   Dupont Photomasks, Inc.                1,850(a)        78,509

                                                         286,042
Engineering & Architectural
Services (1.96%)
   Tetra Tech, Inc.                       6,125(a)       165,758

Fuel Dealers (1.43%)
   Blue Rhino Corp.                       5,450(a)       121,263

Health & Allied Services, NEC (1.40%)
   Renal Care Group, Inc.                 4,100(a)       118,131

Management & Public Relations (6.97%)
   AHL Services, Inc.                     3,250(a)    $  101,562
   Diamond Technology Partners, Inc.      8,700(a)       166,388
   First Consulting Group, Inc.           6,550(a)       134,275
   Whitman-Hart, Inc.                     6,800(a)       187,850

                                                         590,075
Measuring & Controlling Devices (0.15%)
   North American Scientific              1,400(a)        12,775

Medical & Dental Laboratories (1.38%)
   Idexx Lab, Inc.                        4,350(a)       117,042

Medical Services &
Health Insurance (2.20%)
   Province Healthcare Co.                5,200(a)       186,550

Miscellaneous Business Services (1.14%)
   Forrester Research, Inc.               2,200(a)        96,250

Miscellaneous Durable Goods (1.62%)
   HA-LO Industries, Inc.                 3,650(a)       137,331

Miscellaneous Special Trade
Contractors (2.19%)
   Dycom Industries, Inc.                 3,250(a)       185,656

Non-Ferrous Rolling & Drawing (1.73%)
   AFC Cable Systems, Inc.                4,350(a)       146,269

Oil & Gas Field Services (1.46%)
   Atwood Oceanics, Inc.                  1,950(a)        33,150
   Paradigm Geophysical Ltd.              3,800(a)        19,475
   Veritas DGC, Inc.                      5,450(a)        70,850

                                                         123,475
Personnel Supply Services (2.84%)
   Labor Ready, Inc.                      6,500(a)       127,969
   On Assignment, Inc.                    3,250(a)       112,125

                                                         240,094
Radio & Television Broadcasting (2.49%)
   Emmis Communications Corp.             1,750(a)        75,906
   SBS Broadcasting S.A.                  5,000(a)       135,000

                                                         210,906
Radio, Television &
Computer Stores (0.87%)
   Guitar Center, Inc.                    3,000(a)        73,875

Research & Testing Services (1.99%)
   Pharmaceutical Product
     Development, Inc.                    5,600(a)       168,350

Sanitary Services (3.75%)
   Casella Waste Systems, Inc.            2,200(a)        81,675
   Stericycle, Inc.                       5,450(a)        87,881
   US Liquids, Inc.                       6,550(a)       147,375

                                                         316,931
Savings Institutions (1.75%)
   Telebanc Financial Corp.               4,350(a)       147,900

Special Industry Machinery (2.70%)
   Asyst Technologies, Inc.               6,500(a)       132,437
   Brooks Automation, Inc.                6,550(a)        95,794

                                                         228,231
Telephone Communication (4.29%)
   Concentric Network Corp.               4,350(a)    $  144,638
   Metromedia Fiber Networks, Inc.        4,200(a)       140,700
   Viatel, Inc.                           3,400(a)        77,775

                                                         363,113
Used Merchandise Stores (1.29%)
   Cash America International, Inc.       7,200          109,350


           Total Portfolio Investments (88.61%)        7,498,780

Cash and receivables, net of liabilities (11.39%)        963,848


                     Total Net Assets (100.00%)       $8,462,628



(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP VALUE ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (95.97%)
Advertising (0.13%)
   DoubleClick, Inc.                        200(a)    $    9,112

Auto & Home Supply Stores (0.07%)
   O'Reilly Automotive, Inc.                100(a)         4,725

Beverages (0.36%)
   Adolph Coors Co., Class B                200           11,288
   Beringer Wine Estates                    300(a)        13,406

                                                          24,694
Business Credit Institutions (0.21%)
   Heller Financial, Inc.                   500(a)        14,688

Carpets & Rugs (0.19%)
   Interface, Inc.                        1,400           12,994

Combination Utility Services (2.21%)
   Central Hudson Gas & Electric Corp.    3,400          152,150

Commercial Banks (7.68%)
   BancorpSouth, Inc.                       300            5,419
   Bank Of Commerce                       2,500           41,875
   Colonial Bank Group, Inc.             10,700          128,400
   GBC Bancorp.                             100            2,575
   Hamilton Bancorp., Inc.                  300(a)         8,006
   HUBCO, Inc.                            1,800           54,225
   Investors Financial Services             200           11,925
   National Commerce Bancorp.             3,500           65,844
   Prime Bancshares, Inc.                 1,200           20,700
   Republic Banking Corp. of Florida      2,300           24,437
   Southwest Bancorp. of Texas, Inc.        600(a)        10,725
   Summit Bancshares, Inc.                1,800           33,300
   Sun Bancorp., Inc.                       300(a)         5,550
   TrustCo Bank Corp.                     3,160           94,800
   Westamerica Bancorp.                     600           22,050

                                                         529,831
Commercial Printing (0.32%)
   Banta Corp.                              800       $   21,900

Communications Equipment (0.65%)
   ANTEC Corp.                              500(a)        10,063
   Excel Switching Corp.                    700(a)        26,600
   Lifeline Systems, Inc.                   100(a)         2,500
   PairGain Technologies, Inc.              300(a)         2,306
   Tekelec                                  200(a)         3,312

                                                          44,781
Communications Services, NEC (0.52%)
   ITC DeltaCom, Inc.                       200(a)         3,050
   L-3 Communications Holdings, Inc.        700(a)        32,594

                                                          35,644
Computer & Data Processing
Services (2.47%)
   Aspect Development, Inc.                 100(a)         4,431
   Aspen Technology, Inc.                   100(a)         1,450
   BindView Development Corp.               500(a)        13,750
   BroadVision, Inc.                        100(a)         3,200
   CNET, Inc.                               100(a)         5,481
   Cognex Corp.                             300(a)         6,000
   Concur Technologies, Inc.                100(a)         3,050
   Condor Technology Solutions, Inc.        300(a)         3,000
   CSG Systems International, Inc.          100(a)         7,900
   Cyberian Outpost, Inc.                   100(a)         2,750
   Digital River, Inc.                      100(a)         3,550
   Eclipsys Corp.                           100(a)         2,900
   Equant ADR                               200(a)        13,563
   Exchange Applications, Inc.              100(a)         1,962
   HNC Software, Inc.                       100(a)         4,044
   IDX Systems Corp.                        200(a)         8,800
   Incyte Pharmaceuticals, Inc.             200(a)         7,475
   Legato Systems, Inc.                     100(a)         6,594
   Macromedia, Inc.                         100(a)         3,369
   MAPICS, Inc.                             200(a)         3,300
   Maxtor Corp.                           1,900(a)        26,600
   Metro Information Services, Inc.         100(a)         3,000
   MicroStrategy, Inc.                      100(a)         3,150
   New Era of Networks, Inc.                100(a)         4,400
   Pegasus Systems, Inc.                    200(a)         7,200
   Source Information Management Co.        500(a)         5,813
   Transaction Systems Architects, Inc.     100(a)         5,000
   TSI International Software Ltd.          100(a)         4,787
   Visio Corp.                              100(a)         3,656

                                                         170,175
Computer & Office Equipment (0.59%)
   HMT Technology Corp.                   1,400(a)        17,938
   Proxim, Inc.                             700(a)        18,681
   Visual Networks, Inc.                    100(a)         3,750

                                                          40,369
Construction & Related
Machinery (0.26%)
   Smith International, Inc.                700(a)        17,631

Crude Petroleum & Natural Gas (1.61%)
   Devon Energy Corp.                     1,600       $   49,100
   Newfield Exploration Co.               2,800(a)        58,450
   St. Mary Land & Exploration              200            3,700

                                                         111,250
Cut Stone & Stone Products (0.04%)
   Rock of Ages Corp.                       200(a)         2,850

Drugs (0.51%)
   Human Genome Sciences, Inc.              200(a)         7,112
   IDEC Pharmaceuticals                     100(a)         4,700
   Kos Pharmaceuticals, Inc.                200(a)         1,175
   Ligand Pharmaceuticals, Class B          900(a)        10,463
   Millenium Pharmaceuticals                300(a)         7,763
   SangStat Medical Corp.                   200(a)         4,250

                                                          35,463
Eating & Drinking Places (0.40%)
   CEC Entertainment, Inc.                  500(a)        13,875
   P.F. Chang's China Bistro, Inc.          200(a)         4,550
   Papa John's International, Inc.          200(a)         8,825

                                                          27,250
Electric Services (1.99%)
   Central Louisiana Electric             4,000          137,250

Electrical Goods (0.56%)
   Anixter International, Inc.            1,900(a)        38,594

Electronic Components &
Accessories (1.74%)
   Applied Micro Circuits Corp.             400(a)        13,588
   ATMI, Inc.                             1,100(a)        27,775
   Exar Corp.                               100(a)         1,612
   Hutchinson Technology, Inc.              300(a)        10,688
   Integrated Device Technology, Inc.     1,500(a)         9,187
   SDL, Inc.                              1,000(a)        39,625
   SIPEX Corp.                              500(a)        17,563

                                                         120,038
Electronic Distribution
Equipment (0.30%)
   Magnatek, Inc.                         1,800(a)        20,812

Elementary & Secondary Schools (0.35%)
   Education Management Corp.               600(a)        14,175
   ITT Educational Services                 300(a)        10,200

                                                          24,375
Family Clothing Stores (0.44%)
   Urban Outfitters, Inc.                 1,800(a)        30,375

Fire, Marine & Casualty
Insurance (1.59%)
   Renaissance Holdings Ltd.              3,000          109,875

Freight Transportation
Arrangement (0.49%)
   C. H. Robinson Worldwide, Inc.         1,300           33,719

Gas Production & Distribution (4.13%)
   Atmos Energy Corp.                     4,100          132,225
   Public Service Co. of North Carolina   1,100           28,600
   Wicor, Inc.                            5,700          124,331

                                                         285,156
General Industrial Machinery (0.64%)
   IDEX Corp.                             1,800       $   44,100

Health & Allied Services, NEC (0.27%)
   Renal Care Group, Inc.                   650(a)        18,728

Home Health Care Services (0.26%)
   Pediatrix Medical Group, Inc.            300(a)        17,981

Hotels & Motels (1.59%)
   Extended Stay Of America               8,100(a)        85,050
   LaSalle Hotel Properties                 700            7,262
   Meristar Hotels & Resorts, Inc.          310(a)           814
   MGM Grand, Inc.                          600(a)        16,275

                                                         109,401
Household Furniture (0.90%)
   Bush Industries                        2,000           24,875
   Select Comfort Corp.                     100(a)         2,644
   Stanley Furniture Co., Inc.            1,900(a)        34,675
                                                          62,194
Individual & Family Services (0.15%)
   Sunrise Assisted Living, Inc.            200(a)        10,375
Industrial Inorganic Chemicals (3.79%)
   Albemarle Corp.                        6,900          163,875
   General Chemical Group, Inc.           1,600           22,200
   Mineral Technologies, Inc.               700           28,656
   TETRA Technologies, Inc.               2,500(a)        27,344
   USEC, Inc.                             1,400           19,425

                                                         261,500
Industrial Machinery, NEC (0.33%)
   Applied Power, Inc.                      600           22,650

Industrial Organic Chemicals (2.15%)
   Bush Boake Allen, Inc.                 4,200(a)       148,050

Laundry, Cleaning & Garment
Services (0.46%)
   Steiner Leisure Ltd.                   1,000(a)        32,000

Life Insurance (1.90%)
   Annuity & Life Re (Holdings), Ltd.     3,000           81,000
   ARM Financial Corp.                    2,100           46,594
   MONY Group, Inc.                         100(a)         3,131

                                                         130,725
Machinery, Equipment &
Supplies (1.15%)
   National Oilwell, Inc.                 1,600(a)        17,900
   Willis Lease Financial Corp.           3,900(a)        61,425

                                                          79,325
Management & Public Relations (0.08%)
   Wackenhut Corrections Corp.              200(a)         5,725

Measuring & Controlling Devices (0.70%)
   Input/Output, Inc.                     1,800(a)        13,163
   Quickturn Design Systems, Inc.           600(a)         8,587
   Veeco Instruments, Inc.                  500(a)        26,563
                                                          48,313
Medical Instruments & Supplies (0.95%)
   Affymetrix, Inc.                         100(a)    $    2,438
   CONMED Corp.                             300(a)         9,900
   Endocardial Solutions, Inc.              200(a)         2,000
   Focal, Inc.                              300(a)         2,887
   Kensey Nash Corp.                      1,400(a)        11,288
   ResMed, Inc.                             200(a)         9,075
   Ventana Medical Systems                1,200(a)        25,950
   Vital Signs, Inc.                        100            1,750

                                                          65,288
Medical Services & Health
Insurance (0.69%)
   Alternative Living Services            1,400(a)        47,950

Men's & Boys' Furnishings (0.10%)
   Columbia Sportswear Co.                  400(a)         6,750

Metal Forgings & Stamping (0.25%)
   ABC Rail Products Corp.                1,400(a)        17,062

Metals & Minerals, Except
Petroleum (1.65%)
   Commercial Metals Co.                  4,100          113,775

Miscellaneous Business Services (0.54%)
   Century Business Services, Inc.          800(a)        11,500
   Pinkertons, Inc.                       1,200(a)        25,575

                                                          37,075
Miscellaneous Durable Goods (0.33%)
   HA-LO Industries, Inc.                   600(a)        22,575

Miscellaneous Equipment Rental &
Leasing (0.15%)
   Aaron Rents, Inc.                        700           10,587

Miscellaneous Fabricated Metal
Products (0.55%)
   Amcast Industrial Corp.                1,400           26,775
   Shaw Group, Inc.                       1,400(a)        11,200

                                                          37,975
Miscellaneous Food & Kindred
 Products (0.27%)
   American Italian Pasta                   700(a)        18,463

Miscellaneous Investing (10.50%)
   Burnham Pacific Properties, Inc.       5,100           61,519
   CBL & Associates Properties, Inc.      2,200           56,788
   Charles E. Smith Residential Realty, Inc.700           22,487
   Cousins Properties, Inc.               2,700           87,075
   ElderTrust                               500            5,750
   Federal Realty Investment Trust          200            4,725
   Manufactured Home Communities, Inc.    2,600           65,163
   Meristar Hospitality Corp.             2,764           51,307
   Mills Corp.                            1,600           31,800
   National Golf Properties, Inc.         1,800           52,087
   Post Properties, Inc.                  3,700          142,219
   The Macerich Co.                       1,300           33,312
   Weeks Corp.                            3,900          109,931

                                                         724,163
Miscellaneous Plastics
Products, NEC (0.24%)
   Aptargroup, Inc.                         600       $   16,837

Mortgage Bankers & Brokers (1.41%)
   AMRESCO, Inc.                          2,400(a)        21,000
   Litchfield Financial Corp.             4,000           76,000

                                                          97,000
Motion Picture Production &
Services (0.07%)
   Cinar Films, Inc., Class B               200(a)         5,075

Motor Vehicles & Equipment (1.31%)
   Modine Manufacturing Co.               1,600           58,000
   Wabash National Corp.                  1,600           32,500

                                                          90,500
Motor Vehicles, Parts & Supplies (0.13%)
   Sauer, Inc.                            1,200            9,075

New & Used Car Dealers (1.47%)
   Lithia Motors, Inc.                    2,600(a)        42,900
   Sonic Automotive, Inc.                 1,700(a)        58,544

                                                         101,444
Newspapers (0.04%)
   Journal Register Co.                     200(a)         3,000

Non-Ferrous Rolling & Drawing (1.65%)
   Mueller Industries, Inc.               5,600(a)       113,750

Non-Store Retailers (0.36%)
   Fingerhut Cos., Inc.                   1,600           24,700

Operative Builders (1.63%)
   D. R. Horton, Inc.                     4,900          112,700

Ophthalmic Goods (0.45%)
   Sola International, Inc.               1,800(a)        31,050

Paper & Paper Products (0.09%)
   School Specialty, Inc.                   300(a)         6,412

Paperboard Containers & Boxes (0.54%)
   Ivex Packaging Corp.                   1,600(a)        37,200

Paperboard Mills (3.85%)
   Caraustar Industries, Inc.             9,300          265,631

Personnel Supply Services (0.10%)
   On Assignment, Inc.                      200(a)         6,900

Petroleum & Petroleum Products (0.33%)
   Plains Resources, Inc.                 1,600(a)        22,500

Petroleum Refining (0.30%)
   Tesoro Petroleum Corp.                 1,700(a)        20,612

Photographic Equipment &
Supplies (1.11%)
   Avid Technology                          300(a)    $    7,013
   Imax Corp.                             1,400(a)        44,275
   Pinnacle Systems, Inc.                   700(a)        25,025

                                                          76,313
Plastic Materials & Synthetics (1.37%)
   Geon Co.                               4,100           94,300

Plumbing, Heating,
Air-Conditioning (0.08%)
   Comfort Systems USA, Inc.                300(a)         5,362

Radio & Television Broadcasting (0.77%)
   American States Water Co.              1,800           49,050
   Emmis Communications Corp.100(a)       4,338

                                                          53,388
Real Estate Operators & Lessors (0.84%)
   Arden Realty Group, Inc.               2,500           57,969

Research & Testing Services (0.25%)
   Applied Analytical Industry              900(a)        15,638
   U.S. Bioscience, Inc.                    200(a)         1,437

                                                          17,075
Retail Stores, NEC (0.31%)
   Computer Literacy, Inc.                  100(a)         1,344
   PETsMART, Inc.                         1,800(a)        19,800

                                                          21,144
Savings Institutions (7.14%)
   Bank United Corp.                      4,000          157,000
   Commercial Federal Corp.               2,000           46,375
   Community First Bankshares, Inc.       3,300           69,506
   Firstfed Financial Corp.               5,400(a)        96,525
   Flagstar Bancorp., Inc.                2,900           75,763
   Ocwen Financial Corp.                  3,000(a)        36,937
   TeleBanc Financial Corp.                 300(a)        10,200

                                                         492,306
Sawmills & Planning Mills (2.53%)
   Universal Forest Products              8,700          174,544

Search & Navigation Equipment (1.03%)
   Orbital Sciences Corp.                 1,600(a)        70,800

Special Trade Contractors (0.13%)
   Service Experts, Inc.                    300(a)         8,775

Telephone Communication (2.19%)
   Concentric Network Corp.               1,800(a)        59,850
   Exodus Communications, Inc.              100(a)         6,425
   Global Crossing Ltd.                     800(a)        36,100
   Intermedia Communications, Inc.          200(a)         3,450
   Metronet Communications ADR, Class B   1,000(a)        33,500
   NEXTLINK Communications                  100(a)         2,837
   Teligent, Inc.                           300(a)         8,625

                                                         150,787
Trucking & Courier Services,
Except Air (2.25%)
   Allied Holdings, Inc.                  4,000(a)        57,500
   American Freightways Corp.             1,800(a)        20,756
   Jevic Transportation, Inc.               200(a)         1,575
   Werner Enterprises, Inc.               4,250           75,172

                                                         155,003
Trusts (0.20%)
   Allied Capital Corp.                     800       $   13,850

Variety Stores (0.68%)
   ShopKo Stores, Inc.                    1,400(a)        46,550

Water Supply (0.96%)
   E'Town Corp.                           1,400           66,325


            Total Portfolio Investment (95.97%)        6,617,308

Cash and receivables, net of liabilities (4.03%)         278,078


                     Total Net Assets (100.00%)       $6,895,386


(a) Non-income producing security - No dividend paid during the past twelve months.

UTILITIES ACCOUNT

--------------------------------------------------------------------------------
                                        Shares
                                         Held           Value
--------------------------------------------------------------------------------

Common Stocks (98.19%)

Combination Utility Services (21.45%)
   Baltimore Gas & Electric Co.          12,500      $   385,937
   Citizens Utilities                    65,996          536,218
   Montana Power Co.                      6,100          345,031
   Nipsco Industries, Inc.               18,400          560,050
   Pacificorp                            18,900          398,081
   Scana Corp.                           10,800          348,300
   Utilicorp United, Inc.                14,600          535,638
   Washington Water Power Co.            20,800          400,400
   Wisconsin Energy Corp.                13,200          414,975

                                                       3,924,630
Electric Services (40.26%)
   Allegheny Energy                      13,300          458,850
   Carolina Power & Light Co.             8,700          409,444
   Dominion Resources, Inc.               8,800          411,400
   DQE, Inc.                             12,000          527,250
   Duke Energy Corp.                      6,000          384,375
   Edison International                  18,800          524,050
   Enron Corp.                            9,500          542,094
   FPL Group, Inc.                        8,200          505,325
   GPU, Inc.                             11,800          521,413
   Houston Industries, Inc.              15,500          497,937
   Ipalco Enterprises, Inc.               6,600          365,887
   MidAmerican Energy Holdings Co.       14,900          400,437
   Pinnacle West Capital Corp.           13,100          555,113
   Southern Co.                          17,200          499,875
   Teco Energy, Inc.                     13,300          374,894
   Texas Utilities Holdings               8,300          387,506

                                                       7,365,850
Gas Production & Distribution (2.58%)
   AGL Resources, Inc.                    5,000          115,312
   New Jersey Resources Corp.             4,900          193,550
   Peoples Energy Corp.                   4,100          163,488

                                                         472,350
Telephone Communication (33.90%)
   Ameritech Corp.                       11,400      $   722,475
   AT&T Corp.                            10,200          767,550
   Bell Atlantic Corp.                   12,200          693,113
   Bellsouth Corp.                       14,600          728,175
   GTE Corp.                             10,100          681,119
   MCI Worldcom, Inc.                    10,163          729,195
   RCN Corp.                             22,000(a)       389,125
   Sprint Corp.                           8,100          681,412
   Sprint PCS Group                       3,500(a)        80,937
   U.S. West, Inc.                       11,300          730,263

                                                       6,203,364


                            Total Common Stocks        17,966,194

--------------------------------------------------------------------------------
                                       Principal
                                        Amount          Value
--------------------------------------------------------------------------------

Federal Agency Short-Term Obligations (4.97%)

Federal & Federally Sponsored
Credit (4.97%)
   Investment In Joint Trade Account;
     Federal Home Loan Bank System;
     4.30%; 1/4/1999                   $910,067      $   910,067


          Total Portfolio Investments (103.16%)       18,876,261

Liabilities, net of cash and receivables (-3.16%)       (578,187)


                     Total Net Assets (100.00%)      $18,298,074



(a) Non-income producing security - No dividend paid during the past twelve months.

FINANCIAL HIGHLIGHTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

           Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

AGGRESSIVE GROWTH ACCOUNT(a)                                     1998          1997            1996            1995          1994(b)
-------------------------                                        ----          ----            ----            ----          ----
Net Asset Value, Beginning of Period...................        $16.30        $14.52          $12.94          $10.11         $9.92
Income from Investment Operations:
   Net Investment Income...............................           .04           .04             .11             .13           .05
   Net Realized and Unrealized Gain (Loss) on Investments        2.99          4.26            3.38            4.31           .24
                       Total from Investment Operations          3.03          4.30            3.49            4.44           .29
Less Dividends and Distributions:
   Dividends from Net Investment Income................         (.04)         (.04)           (.11)           (.13)         (.05)
   Distributions from Capital Gains....................         (.96)        (2.48)          (1.80)          (1.48)         (.05)
                      Total Dividends and Distributions        (1.00)        (2.52)          (1.91)          (1.61)         (.10)
Net Asset Value, End of Period.........................        $18.33        $16.30          $14.52          $12.94        $10.11
Total Return...........................................        18.95%        30.86%          28.05%          44.19%         2.59%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $224,058      $149,182         $90,106         $33,643       $13,770
   Ratio of Expenses to Average Net Assets.............          .78%          .82%            .85%            .90%         1.03%(d)
   Ratio of Net Investment Income to Average Net Assets          .22%          .29%           1.05%           1.34%         1.06%(d)
   Portfolio Turnover Rate.............................        155.6%        172.6%          166.9%          172.9%        105.6%(d)

ASSET ALLOCATION ACCOUNT(a)                                      1998          1997            1996            1995          1994(b)
------------------------                                         ----          ----            ----            ----          ----
Net Asset Value, Beginning of Period...................        $11.94        $11.48          $11.11           $9.79         $9.98
Income from Investment Operations:
   Net Investment Income...............................           .31           .30             .36             .40           .23
   Net Realized and Unrealized  Gain (Loss) on Investments        .76          1.72            1.06            1.62          (.18)
                       Total from Investment Operations          1.07          2.02            1.42            2.02           .05
Less Dividends and Distributions:
   Dividends from Net Investment Income................         (.31)         (.30)           (.36)           (.40)         (.23)
   Distributions from Capital Gains....................         (.40)        (1.26)           (.69)           (.30)           --
   Excess Distributions from Capital Gains(e)..........             --           --              --              --         (.01)
                      Total Dividends and Distributions         (.71)        (1.56)          (1.05)           (.70)         (.24)
Net Asset Value, End of Period.........................        $12.30        $11.94          $11.48          $11.11         $9.79
Total Return...........................................         9.18%        18.19%          12.92%          20.66%          .52%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............       $84,089       $76,804         $61,631         $41,074       $28,041
   Ratio of Expenses to Average Net Assets.............          .89%          .89%            .87%            .89%          .95%(d)
   Ratio of Net Investment Income to Average Net Assets         2.51%         2.55%           3.45%           4.07%         4.27%(d)
   Portfolio Turnover Rate.............................        162.7%        131.6%          108.2%           47.1%         60.7%(d)


See accompanying notes.

                    Selected data for a share of Capital Stock outstanding throughout each year ended December 31:

BALANCED ACCOUNT(a)                                          1998         1997          1996         1995         1994
----------------                                             ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................    $15.51       $14.44        $13.97       $11.95       $12.77
Income from Investment Operations:
   Net Investment Income...............................       .49          .46           .40          .45          .37
   Net Realized and Unrealized Gain (Loss) on Investments    1.33         2.11          1.41         2.44         (.64)
                       Total from Investment Operations      1.82         2.57          1.81         2.89        (.27)
Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.49)        (.45)         (.40)        (.45)        (.37)
   Distributions from Capital Gains....................     (.59)       (1.05)         (.94)        (.42)        (.18)
                      Total Dividends and Distributions    (1.08)       (1.50)        (1.34)        (.87)        (.55)
Net Asset Value, End of Period.........................    $16.25       $15.51        $14.44       $13.97       $11.95
Total Return...........................................    11.91%       17.93%        13.13%       24.58%      (2.09)%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $198,603     $133,827       $93,158      $45,403      $25,043
   Ratio of Expenses to Average Net Assets.............      .59%         .61%          .63%         .66%         .69%
   Ratio of Net Investment Income to Average Net Assets     3.37%        3.26%         3.45%        4.12%        3.42%
   Portfolio Turnover Rate.............................     24.2%        69.7%         22.6%        25.7%        31.5%


BOND ACCOUNT(a)                                              1998         1997          1996         1995         1994
------------                                                 ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................    $11.78       $11.33        $11.73       $10.12       $11.16
Income from Investment Operations:
   Net Investment Income...............................       .66          .76           .68          .62          .72
   Net Realized and Unrealized Gain (Loss) on Investments     .25          .44          (.40)        1.62        (1.04)
                       Total from Investment Operations       .91         1.20           .28         2.24        (.32)
Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.66)        (.75)         (.68)        (.63)        (.72)
   Excess Distributions from Capital Gains(e)..........     (.01)        --            --            --           --
                      Total Dividends and Distributions     (.67)        (.75)         (.68)        (.63)        (.72)
Net Asset Value, End of Period.........................    $12.02       $11.78        $11.33       $11.73       $10.12
Total Return...........................................     7.69%       10.60%         2.36%       22.17%      (2.90)%
 Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $121,973      $81,921       $63,387      $35,878      $17,108
   Ratio of Expenses to Average Net Assets.............      .51%         .52%          .53%         .56%         .58%
   Ratio of Net Investment Income to Average Net Assets     6.41%        6.85%         7.00%        7.28%        7.86%
   Portfolio Turnover Rate.............................     26.7%         7.3%          1.7%         5.9%        18.2%



FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                    Selected data for a share of Capital Stock outstanding throughout each year ended December 31:

CAPITAL VALUE ACCOUNT(a)                                     1998         1997          1996         1995         1994
---------------------                                        ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................    $34.61       $29.84        $27.80       $23.44       $24.61
Income from Investment Operations:
   Net Investment Income...............................       .71          .68           .57          .60          .62
   Net Realized and Unrealized Gain (Loss) on Investments    3.94         7.52          5.82         6.69         (.49)

                       Total from Investment Operations      4.65         8.20          6.39         7.29          .13

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.71)        (.67)         (.58)        (.60)        (.61)

   Distributions from Capital Gains....................    (1.36)       (2.76)        (3.77)       (2.33)        (.69)

                      Total Dividends and Distributions    (2.07)       (3.43)        (4.35)       (2.93)       (1.30)

Net Asset Value, End of Period.........................    $37.19       $34.61        $29.84       $27.80       $23.44

Total Return...........................................    13.58%       28.53%        23.50%       31.91%         .49%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $385,724     $285,231      $205,019     $135,640     $120,572
   Ratio of Expenses to Average Net Assets.............      .44%         .47%          .49%         .51%         .51%
   Ratio of Net Investment Income to Average Net Assets     2.07%        2.13%         2.06%        2.25%        2.36%
   Portfolio Turnover Rate.............................     22.0%        23.4%         48.5%        49.2%        44.5%


GOVERNMENT SECURITIES ACCOUNT(a)                             1998         1997          1996         1995         1994
-----------------------------                                ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................    $10.72       $10.31        $10.55        $9.38       $10.61
Income from Investment Operations:
   Net Investment Income...............................       .60          .66           .59          .60          .76
   Net Realized and Unrealized Gain (Loss) on Investments     .28          .41          (.24)        1.18        (1.24)

                       Total from Investment Operations       .88         1.07           .35         1.78        (.48)

Less Dividends from Net Investment Income..............     (.59)        (.66)         (.59)        (.61)        (.75)

Net Asset Value, End of Period.........................    $11.01       $10.72        $10.31       $10.55        $9.38

Total Return...........................................     8.27%       10.39%         3.35%       19.07%      (4.53)%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $141,317      $94,322       $85,100      $50,079      $36,121
   Ratio of Expenses to Average Net Assets.............      .50%         .52%          .52%         .55%         .56%
   Ratio of Net Investment Income to Average Net Assets     6.15%        6.37%         6.46%        6.73%        7.05%
   Portfolio Turnover Rate.............................     11.0%         9.0%          8.4%         9.8%        23.2%


See accompanying notes.



           Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

GROWTH ACCOUNT(a)                                            1998         1997          1996         1995       1994(f)
--------------                                               ----         ----          ----         ----       ----
Net Asset Value, Beginning of Period...................    $17.21       $13.79        $12.43       $10.10        $9.60
Income from Investment Operations:
   Net Investment Income...............................       .21          .18           .16          .17          .07
   Net Realized and Unrealized Gain (Loss) on Investments    3.45         3.53          1.39         2.42          .51

                       Total from Investment Operations      3.66         3.71          1.55         2.59          .58

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.21)        (.18)         (.16)        (.17)        (.08)

   Distributions from Capital Gains....................     (.20)        (.10)         (.03)        (.09)         --
   Excess Distributions from Capital Gains(e)..........        --        (.01)           --           --          --

                      Total Dividends and Distributions     (.41)        (.29)         (.19)        (.26)        (.08)

Net Asset Value, End of Period.........................    $20.46       $17.21        $13.79       $12.43       $10.10

Total Return...........................................    21.36%       26.96%        12.51%       25.62%       5.42%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $259,828     $168,160       $99,612      $42,708      $13,086
   Ratio of Expenses to Average Net Assets.............      .48%         .50%          .52%         .58%        .75%(d)
   Ratio of Net Investment Income to Average Net Assets     1.25%        1.34%         1.61%        2.08%       2.39%(d)
   Portfolio Turnover Rate.............................      9.0%        15.4%          2.0%         6.9%        0.9%(d)


HIGH YIELD ACCOUNT(a)                                        1998         1997          1996         1995         1994
------------------                                           ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................     $8.90        $8.72         $8.39        $7.91        $8.62
Income from Investment Operations:
   Net Investment Income...............................       .80          .76           .80          .76          .77
   Net Realized and Unrealized Gain (Loss) on Investments    (.85)         .18           .30          .51         (.72)

                       Total from Investment Operations     (.05)          .94          1.10         1.27          .05

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.79)        (.76)         (.77)        (.77)         (.76)

   Excess Distributions from Net Investment Income(e)..       --           --            --         (.02)           --


                      Total Dividends and Distributions     (.79)        (.76)         (.77)        (.79)        (.76)

Net Asset Value, End of Period.........................     $8.06        $8.90         $8.72        $8.39        $7.91


Total Return...........................................    (.56)%       10.75%        13.13%       16.08%         .62%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $14,043      $15,837       $13,740      $11,830       $9,697
   Ratio of Expenses to Average Net Assets.............      .68%         .68%          .70%         .73%         .73%
   Ratio of Net Investment Income to Average Net Assets     8.68%        8.50%         9.21%        9.09%        9.02%
   Portfolio Turnover Rate.............................     87.8%        32.0%         32.0%        35.1%        30.6%




FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

           Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL ACCOUNT(a)                                     1998         1997          1996         1995       1994(f)
---------------------                                        ----         ----          ----         ----       ----
Net Asset Value, Beginning of Period...................    $13.90       $13.02        $10.72        $9.56        $9.94
Income from Investment Operations:
   Net Investment Income...............................       .26          .23           .22          .19          .03
   Net Realized and Unrealized Gain (Loss) on Investments    1.11         1.35          2.46         1.16         (.33)

                       Total from Investment Operations      1.37         1.58          2.68         1.35        (.30)
Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.25)        (.23)         (.22)        (.18)        (.05)

   Excess Distributions from Net Investment Income(e)..       --           --            --           --         (.02)
   Distributions from Capital Gains....................     (.51)        (.47)         (.16)        (.01)        (.01)

                      Total Dividends and Distributions     (.76)        (.70)         (.38)        (.19)        (.08)

Net Asset Value, End of Period.........................    $14.51       $13.90        $13.02       $10.72        $9.56

Total Return...........................................     9.98%       12.24%        25.09%       14.17%     (3.37)%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $153,588     $125,289       $71,682      $30,566      $13,746
   Ratio of Expenses to Average Net Assets.............      .77%         .87%          .90%         .95%       1.24%(d)
   Ratio of Net Investment Income to Average Net Assets     1.80%        1.92%         2.28%        2.26%       1.31%(d)
   Portfolio Turnover Rate.............................     33.9%        22.7%         12.5%        15.6%       14.4%(d)




INTERNATIONAL SMALLCAP ACCOUNT                              1998(g)
------------------------------                              ----
Net Asset Value, Beginning of Period...................     $9.97
Income from Investment Operations:
   Net Investment Income...............................       .01
   Net Realized and Unrealized  Gain (Loss) on Investments   (.95)

                       Total from Investment Operations      (.94)
Less Dividends from Net Investment Income..............      (.03)

Net Asset Value, End of Period.........................     $9.00

Total Return...........................................     (10.37)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,075
   Ratio of Expenses to Average Net Assets.............     1.34%(d)
   Ratio of Net Investment Income to Average Net Assets      .24%(d)
   Portfolio Turnover Rate.............................     60.3%(d)


See accompanying notes.




           Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MICROCAP ACCOUNT                                            1998(g)
----------------                                            ----
Net Asset Value, Beginning of Period...................    $10.04
Income from Investment Operations:
   Net Investment Income...............................       .03
   Net Realized and Unrealized  Gain (Loss) on Investments  (1.86)

                       Total from Investment Operations    (1.83)
Less Dividends from Net Investment Income..............     (.04)

Net Asset Value, End of Period.........................     $8.17

Total Return........................................... (18.42)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $5,384
   Ratio of Expenses to Average Net Assets.............    1.38%(d)
   Ratio of Net Investment Income to Average Net Assets    0.57%(d)
   Portfolio Turnover Rate.............................    55.3%(d)



MIDCAP ACCOUNT(a)                                            1998         1997          1996         1995         1994
--------------                                               ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................    $35.47       $29.74        $25.33       $19.97       $20.79
Income from Investment Operations:
   Net Investment Income...............................       .22          .24           .22          .22          .14
   Net Realized and Unrealized Gain (Loss) on Investments     .94         6.48          5.07         5.57          .03

                       Total from Investment Operations      1.16         6.72          5.29         5.79          .17

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.22)        (.23)         (.22)        (.22)        (.14)

   Distributions from Capital Gains....................    (2.04)        (.76)         (.66)        (.21)        (.85)

                      Total Dividends and Distributions    (2.26)        (.99)         (.88)        (.43)        (.99)

Net Asset Value, End of Period.........................    $34.37       $35.47        $29.74       $25.33       $19.97
Total Return...........................................     3.69%       22.75%        21.11%       29.01%         .78%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $259,470     $224,630      $137,161      $58,520      $23,912
   Ratio of Expenses to Average Net Assets.............      .62%         .64%          .66%         .70%         .74%
   Ratio of Net Investment Income to Average Net Assets      .63%         .79%         1.07%        1.23%        1.15%
   Portfolio Turnover Rate.............................     26.9%         7.8%          8.8%        13.1%        12.0%




FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

           Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):


MIDCAP GROWTH ACCOUNT                                       1998(g)
---------------------                                       ----
Net Asset Value, Beginning of Period...................     $9.94
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............     (.01)
   Net Realized and Unrealized  Gain (Loss) on Investments  (.28)

                       Total from Investment Operations     (.29)

Net Asset Value, End of Period.........................     $9.65

Total Return...........................................  (3.40%)(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $8,534
   Ratio of Expenses to Average Net Assets.............    1.27%(d)
   Ratio of Net Investment Income to Average Net Assets   (.14)%(d)
   Portfolio Turnover Rate.............................    91.9%(d)



MONEY MARKET ACCOUNT(a)                                      1998         1997         1996          1995         1994
--------------------                                         ----         ----         ----          ----         ----
Net Asset Value, Beginning of Period...................    $1.000       $1.000        $1.000       $1.000       $1.000
Income from Investment Operations:
   Net Investment Income...............................      .051         .051          .049         .054         .037
   Net Realized and Unrealized Gain (Loss) on Investments     --          --             --           --           --

                       Total from Investment Operations      .051         .051          .049         .054         .037

Less Dividends from Net Investment Income..............    (.051)       (.051)        (.049)       (.054)       (.037)

Net Asset Value, End of Period.........................    $1.000       $1.000        $1.000       $1.000       $1.000

Total Return...........................................     5.20%        5.04%         5.07%        5.59%        3.76%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $83,263      $47,315       $46,244      $32,670      $29,372
   Ratio of Expenses to Average Net Assets.............      .52%         .55%          .56%         .58%         .60%
   Ratio of Net Investment Income to Average Net Assets     5.06%        5.12%         5.00%        5.32%        3.81%




REAL ESTATE ACCOUNT                                         1998(g)
-------------------                                         ----
Net Asset Value, Beginning of Period...................    $10.01
Income from Investment Operations:
   Net Investment Income...............................       .32
   Net Realized and Unrealized  Gain (Loss) on Investments   (.97)

                       Total from Investment Operations     (.65)
Less Dividends from Net Investment Income..............     (.29)

Net Asset Value, End of Period.........................     $9.07

Total Return...........................................  (6.56)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $10,909
   Ratio of Expenses to Average Net Assets.............    1.00%(d)
   Ratio of Net Investment Income to Average Net Assets    5.40%(d)
   Portfolio Turnover Rate.............................     5.6%(d)


See accompanying notes.




          Selected data for a share of Capital Stock outstanding throughout the periods ended December 31 (except as noted):

SMALLCAP ACCOUNT                                            1998(g)
----------------                                            ----
Net Asset Value, Beginning of Period...................    $10.27
Income from Investment Operations:
   Net Investment Income...............................      --
   Net Realized and Unrealized  Gain (Loss) on Investments (2.06)

                       Total from Investment Operations    (2.06)

Net Asset Value, End of Period.........................     $8.21

Total Return........................................... (20.51)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $12,094
   Ratio of Expenses to Average Net Assets.............     .98%(d)
   Ratio of Net Investment Income to Average Net Assets   (.05)%(d)
   Portfolio Turnover Rate.............................    45.2%(d)

SMALLCAP GROWTH ACCOUNT                                     1998(g)
-----------------------                                     ----
Net Asset Value, Beginning of Period...................     $9.84
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............     (.04)
   Net Realized and Unrealized  Gain (Loss) on Investments    .30

                       Total from Investment Operations       .26

Net Asset Value, End of Period.........................    $10.10

Total Return...........................................    2.96%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $8,463
   Ratio of Expenses to Average Net Assets.............    1.31%(d)
   Ratio of Net Investment Income to Average Net Assets   (.80)%(d)
   Portfolio Turnover Rate.............................   166.5%(d)




SMALLCAP VALUE ACCOUNT                                      1998(g)
----------------------                                      ----
Net Asset Value, Beginning of Period...................     $9.84
Income from Investment Operations:
   Net Investment Income...............................       .03
   Net Realized and Unrealized  Gain (Loss) on Investments  (1.50)

                       Total from Investment Operations    (1.47)
Less Dividends from Net Investment Income..............     (.03)

Net Asset Value, End of Period.........................     $8.34

Total Return........................................... (15.06)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $6,895
   Ratio of Expenses to Average Net Assets.............    1.56%(d)
   Ratio of Net Investment Income to Average Net Assets     .73%(d)
   Portfolio Turnover Rate.............................    53.4%(d)




UTILITIES ACCOUNT                                           1998(g)
-----------------                                           ----
Net Asset Value, Beginning of Period...................     $9.61
Income from Investment Operations:
   Net Investment Income...............................       .15
   Net Realized and Unrealized  Gain (Loss) on Investments   1.35

                       Total from Investment Operations      1.50
Less Dividends from Net Investment Income..............     (.18)

Net Asset Value, End of Period.........................    $10.93

Total Return...........................................   15.36%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $18,298
   Ratio of Expenses to Average Net Assets.............     .69%(d)
   Ratio of Net Investment Income to Average Net Assets    2.93%(d)
   Portfolio Turnover Rate.............................     9.5%(d)




FINANCIAL HIGHLIGHTS (Continued)

Notes to Financial Highlights

(a) Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

             Former Fund Name                          Current Account Name
     Principal Aggressive Growth Fund, Inc.        Aggressive Growth Account
     Principal Asset Allocation Fund, Inc.         Asset Allocation Account
     Principal Balanced Fund, Inc.                 Balanced Account
     Principal Bond Fund, Inc.                     Bond Account
     Principal Capital Accumulation Fund, Inc.     Capital Value Account
     Principal Government Securities Fund, Inc.    Government Securities Account
     Principal Growth Fund, Inc.                   Growth Account
     Principal High Yield Fund, Inc.               High Yield Account
     Principal World Fund, Inc.                    International Account
     Principal Emerging Growth Fund, Inc.          MidCap Account
     Principal Money Market Fund, Inc.             Money Market Account

(b) Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Aggressive Growth Account and $.01 per share for the Asset Allocation Account for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. Additionally, the Aggressive Growth Account and the Asset Allocation Account incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interim period. This represented activities of each account prior to the initial public offering of account shares.

(c) Total return amounts have not been annualized.

(d) Computed on an annualized basis.

(e) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

(f) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Growth Account and $.04 per share for the International Account for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. Additionally, the Growth Account and the International Account incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each account prior to the initial public offering of account shares.

(g) Period from May 1, 1998, date shares first offered to the public, through December 31, 1998. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1998, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                             Date                  Net
                                          Operations           Investment
                Account                    Commenced             Income

     International SmallCap Account      April 16, 1998             $.02
     MicroCap Account                     April 9, 1998              .01
     MidCap Growth Account               April 23, 1998              .01
     Real Estate Account                 April 23, 1998              .01
     SmallCap Account                     April 9, 1998               --
     SmallCap Growth Account              April 2, 1998               --
     SmallCap Value Account              April 16, 1998              .01
     Utilities Account                    April 2, 1998              .04




REPORT OF INDEPENDENT AUDITORS




The Boards of Directors and Shareholders
Principal Variable Contracts Fund, Inc.




We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Variable Contracts Fund, Inc. (comprised of the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, MicroCap, MidCap, MidCap Growth, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts) as of December 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting the Principal Variable Contracts Fund, Inc. at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


/S/ERNST & YOUNG LLP


Des Moines, Iowa
January 22, 1999